As filed with the Securities and Exchange Commission on August 15, 2001

                                             Securities Act File No. 333-_____
                                      Investment Company Act File No. 811-10469
===============================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-1A
          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     |X|

                      Pre-Effective Amendment No.                      0

                      Post-Effective Amendment No.                     0

                                    and/or

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  |X|

                                 Amendment No.                         0
                       (Check appropriate box or boxes)

                               -----------------


                  Merrill Lynch Large Cap Spectrum Fund, Inc.
              (Exact Name of Registrant as Specified in Charter)

             800 Scudders Mill Road, Plainsboro, New Jersey 08536
                   (Address of Principal Executive Offices)

      Registrant's telephone number, including area code: (609) 282-2800

                                Terry K. Glenn
                  Merrill Lynch Large Cap Spectrum Fund, Inc.
                                 P.O. Box 9011
                       Princeton, New Jersey 08543-9011
                    (Name and Address of Agent for Service)

                                  Copies to:

    Counsel for the Fund:                        Michael J. Hennewinkel, Esq.
    Frank P. Bruno, Esq.                         Fund Asset Management, L.P.
Sidley Austin Brown & Wood LLP                         P.O. Box 9011
    One World Trade Center                    Princeton, New Jersey 08543-9011
   New York, New York 10048

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 As soon as practicable after the effective date of the Registration Statement.

                               -----------------

    Title of Securities Being Registered: Shares of Common Stock, par value $.10 per share.

     The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with
Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said
Section 8(a), may determine.

                               -----------------


==============================================================================

The information in this prospectus is not complete and may be changed. We may not use this prospectus to sell securities until the registration statement containing this prospectus, which has been filed with the Securities and Exchange Commission, is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.



PROSPECTUS


                   [LOGO] Merrill Lynch Investment Managers

                             SUBJECT TO COMPLETION
                 PRELIMINARY PROSPECTUS DATED AUGUST 15, 2001






                  Merrill Lynch Large Cap Spectrum Fund, Inc.



          --------------------------------------------------------------------
          --------------------------------------------------------------------
          --------------------------------------------------------------------
          --------------------------------------------------------------------
          --------------------------------------------------------------------
          --------------------------------------------------------------------
          --------------------------------------------------------------------
          --------------------------------------------------------------------
          --------------------------------------------------------------------
          --------------------------------------------------------------------
          --------------------------------------------------------------------
          --------------------------------------------------------------------
          --------------------------------------------------------------------
          --------------------------------------------------------------------
          --------------------------------------------------------------------
          --------------------------------------------------------------------
          --------------------------------------------------------------------
          --------------------------------------------------------------------
          --------------------------------------------------------------------
          --------------------------------------------------------------------
          --------------------------------------------------------------------
          --------------------------------------------------------------------
          --------------------------------------------------------------------
          --------------------------------------------------------------------
          --------------------------------------------------------------------
          ------------------------------------------------September __, 2001--



          This Prospectus contains information you should know before investing, including about risks. Please read it before you invest and keep it for future reference.

          The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

   Table of Contents                                                      PAGE

         [Icon]
               KEY FACTS
               ----------------------------------------------------------------

               Merrill Lynch Large Cap Spectrum Fund at a Glance..............3

               Risk/Return Bar Chart..........................................4

               Fees and Expenses..............................................5


         [Icon]
              DETAILS ABOUT THE FUND
              -----------------------------------------------------------------

              How the Fund Invests............................................7

              Investment Risks................................................8

              Statement of Additional Information............................11

              About the Portfolio Managers...................................12


         [Icon]
              YOUR ACCOUNT
              -----------------------------------------------------------------

              Merrill Lynch Select Pricing(SM) System........................13

              How to Buy, Sell, Transfer and Exchange Shares.................19

              How Shares are Priced..........................................23

              Participation in Fee-Based Programs............................23

              Dividends and Taxes............................................24


         [Icon]
              MANAGEMENT OF THE FUND
              -----------------------------------------------------------------
              Fund Asset Management.........................................25

              Master/Feeder Structure.......................................25


         [Icon]
              FOR MORE INFORMATION
              ----------------------------------------------------------------
              Shareholder Reports...................................Back Cover

              Statement of Additional Information...................Back Cover

[Icon]

Key Facts


In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

Equity Securities -- common stock or preferred stock or securities whose price is linked to the value of common stock.

Common Stock -- securities representing shares of ownership of a corporation.

Preferred Stock -- class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may also be convertible into common stock.

Convertible Securities-- a fixed income security, such as a bond or preferred stock, that is exchangeable for shares of common stock of the issuer or of another company.

Warrants -- rights to acquire Common Stock at a specified price.

Large Cap Companies -- companies whose market capitalizations exceed
$10 billion.



MERRILL LYNCH LARGE CAP SPECTRUM FUND
AT A GLANCE
----------------------------------------------

What is the Fund's investment objective?

The Fund's investment objective is to seek long term capital appreciation.

What are the Fund's main investment strategies?

The Fund invests primarily in the equity securities of large cap companies. The Fund will use an investment approach that blends growth and value by investing in equity securities that the Manager believes have strong earnings growth potential or are undervalued. Although the Fund anticipates that it will focus on common stock, the Fund also may invest in preferred stock, convertible securities, warrants and rights to subscribe to common stock of these companies to a lesser extent. The Fund may also invest in securities of foreign companies in the form of American Depositary Receipts and may invest up to 10% of its total assets in other forms of securities of foreign companies. The Fund cannot guarantee that it will achieve its investment objective.

What are the main risks of investing in the Fund?

As with any mutual fund, the value of the Fund's investments--and therefore the value of your Fund shares--may fluctuate. These changes may occur because a particular stock or stock market in which the Fund invests is rising or falling. The Fund is also subject to the risk that the stocks Fund management selects will underperform the stock markets, the relevant indices or other funds with similar investment objectives and investment strategies. Since foreign markets may differ significantly from U.S. markets in terms of both economic conditions and government regulations, investments in foreign securities involve special risk. If the value of the Fund's investments goes down, you may lose money.

You should purchase shares of the Fund for diversification and not as a balanced investment program.

[Icon] Key Facts



                Who should invest?

                The Fund may be an appropriate investment for you if you:

                    o Are investing with long term goals in mind, such as retirement or funding a child's education

                    o Want a professionally managed and diversified portfolio

                    o Are willing to accept the risk that the value of your investment may decline in order to seek long term capital appreciation

                    o Are not looking for a significant amount of current income

                    o    Are prepared to receive taxable distributions

                RISK/RETURN BAR CHART
                --------------------------------------------------------------

                This Prospectus does not include a Risk/Return Bar Chart because, as of the date of this Prospectus, the Fund has not yet commenced operations.

UNDERSTANDING EXPENSES

Fund investors pay various expenses, either directly or indirectly. Listed below are some of the main types of expenses, which the Fund may charge:

Expenses paid directly by the shareholder:

Shareholder Fees -- these include sales charges which you may pay when you buy or sell shares of the Fund.

Expenses paid indirectly by the shareholder:

Annual Fund Operating Expenses --expenses that cover the costs of operating the Fund.

Management Fee -- a fee paid to the Manager for managing the Fund.

Distribution Fees -- fees used to support the Fund's marketing and distribution efforts, such as compensating Financial Advisors and other financial intermediaries, advertising and promotion.

Service (Account Maintenance) Fees -- fees used to compensate securities dealers and other financial intermediaries for account maintenance activities.

Administrative Fee -- a fee paid to the Administrator for providing administrative services to the Fund.



FEES AND EXPENSES
----------------------------------------------------------------------------

The Fund offers four different classes of shares. Although your money will be invested the same way no matter which class of shares you buy, there are differences among the fees and expenses associated with each class. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Your Merrill Lynch Financial Advisor or other financial intermediary can help you with this decision.

This table shows the different fees and expenses that you may pay if you buy and hold the different classes of shares of the Fund. Future expenses may be greater or less than those indicated below.

Shareholder Fees (fees paid directly from
your investment)(a):                                Class A    Class B(b)   Class C     Class D
-----------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) imposed on
purchases (as a percentage of offering price)       5.25%(c)   None         None        5.25%(c)
-----------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or
redemption proceeds, whichever is lower)            None(d)    4.00%(c)     1.00%(c)    None(d)
-----------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) imposed on
Dividend Reinvestments                              None       None         None        None
-----------------------------------------------------------------------------------------------
Redemption Fee                                      None       None         None        None
-----------------------------------------------------------------------------------------------
Exchange Fee                                        None       None         None        None
-----------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses
that are deducted from the fund's total
assets):
-----------------------------------------------------------------------------------------------
Management Fee                                         %          %           %           %
-----------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fee(e)          None       1.00%        1.00%       0.25%
-----------------------------------------------------------------------------------------------
Other Expenses(f) (including transfer agency
fees) and Administrative Fees(g)                       %          %           %           %
-----------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                   %          %           %           %

(a) In addition, Merrill Lynch or other financial intermediaries  may charge clients a processing fee (currently  $5.35) when a client buys or redeems shares.  See "Your
    Account--How to Buy, Sell, Transfer and Exchange Shares."
(b) Class B shares automatically convert to Class D shares approximately eight years after you buy them and will no longer be subject to distribution fees.
(c) Some investors may qualify for reductions in the sales charge (load).
(d) You may pay a deferred sales charge if you purchase $1 million or more and you redeem within one year.
(e) The Fund calls the Service Fee an "Account Maintenance Fee." Account Maintenance
    Fee is the term used elsewhere in this Prospectus and in all other Fund materials.
    If you hold Class B or Class C shares over time, it may cost you more in distribution
    (12b-1) fees than the maximum sales charge that you would have paid if you had bought one of the other classes.
(f) Based on estimated amounts for the current fiscal year. The Fund pays the Transfer
    Agent between $16.00 and $20.00 for each Class A and Class D shareholder account and between $19.00 and $23.00 for each Class B and Class C shareholder account and reimburses the Transfer Agent's out-of-pocket expenses. [The Fund pays a 0.10% fee for certain accounts that participate in the Merrill Lynch Mutual Fund Advisor Program.]
    State Street Bank and Trust Company provides certain accounting services to the
    Fund. The Fund pays a fee for these services. The Manager or its affiliate also provides certain accounting services to the Fund and the Fund reimburses the Manager or its affiliate at its cost for such services.
(g) Includes administrative fees, which are payable to Fund Asset Management, L.P. as administrator, by the Fund at the annual rate of 0.25%.




[Icon] Key Facts

         Examples:

         These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

         These examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, that you pay the sales charges, if any, that apply to the particular class and that the Fund's operating expenses remain the same. This assumption is not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in these examples. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

         EXPENSES IF YOU DID REDEEM YOUR SHARES:
                         ---

                                                      1 Year           3 Years
         ----------------------------------------------------------------------
         Class A                                      $                 $
         ----------------------------------------------------------------------
         Class B                                      $                 $
         ----------------------------------------------------------------------
         Class C                                      $                 $
         ----------------------------------------------------------------------
         Class D                                      $                 $
         ----------------------------------------------------------------------

         EXPENSES IF YOU DID NOT REDEEM YOUR SHARES:
                         -------

                                                     1 Year           3 Years
         ----------------------------------------------------------------------
         Class A                                      $                 $
         ----------------------------------------------------------------------
         Class B                                      $                 $
         ----------------------------------------------------------------------
         Class C                                      $                 $
         ----------------------------------------------------------------------
         Class D                                      $                 $
         ----------------------------------------------------------------------

[Icon]


Details About The Fund




Price/Earnings Ratio -- price of a stock divided by its earnings per share.

Price/Book Ratio -- price of a stock divided by its book value per share.

Price/Cash Flow Ratio -- price of a stock divided by its cash flow for the latest fiscal year per share.


ABOUT THE PORTFOLIO MANAGERS
Please see "--About the Portfolio Managers" for the names and descriptions of the four portfolio managers primarily responsible for researching and selecting investments for the Fund.

ABOUT THE MANAGER AND ADMINISTRATOR
Fund Asset Management serves as the
Manager and the Administrator.



HOW THE FUND INVESTS
--------------------

The investment objective of the Fund is long term capital appreciation. The Fund tries to achieve its investment objective by investing primarily in the equity securities of large cap companies.

The day-to-day management of the Fund will be conducted pursuant to five different investment styles: growth, aggressive growth, blend, relative value and deep value. The portfolio managers will periodically adjust the portion of the Fund's portfolio allocated to the different investment styles depending on their outlook for the equity markets. Generally, approximately 20% to 40% of the Fund's portfolio will be allocated to the growth and aggressive growth investment styles, approximately 40% of the Fund's portfolio will be allocated to the blend investment style and approximately 20% to 40% of the Fund's portfolio will be allocated to the relative value and deep value investment styles.

The growth and aggressive growth portions of the Fund's portfolio will emphasize common stocks of companies that have strong earnings growth potential. The growth portion will focus on companies that have exhibited above average rates of earnings growth from improving profit margins, above average rates of sales growth, proprietary or niche products or services or underlying industry growth. The aggressive growth portion of the portfolio will use quantitative models that employ screens based on earnings momentum, earnings surprises and valuation to identify companies that, in the portfolio manager's opinion, have above-average earnings prospects. The deep value portion will follow a basic contrary opinion, out-of-favor investment style, by emphasizing common stocks of companies that are believed to be undervalued. In particular, the deep value portion will focus on companies with below-average price/earnings, price/book or price/cash flow ratios or that pay above-average dividends, or whose stock prices are down as a result of what are believed to be temporary factors. The relative value portion of the Fund will emphasize long-term performance with below-average volatility through investment in common stocks of companies believed to be undervalued on a relative basis. Investment strategy includes overweighting of sectors with attractive economic and valuation characteristics. A multi-factor valuation approach and fundamental analysis will be used in selecting common stocks for investment. The blend portion of the portfolio will pursue a blended investment style by emphasizing a mix of both growth and value. The blend portion will use a quantitative model and fundamental analysis to find companies that have strong, sustainable earnings growth with current momentum at attractive price valuations.

The Fund generally will invest at least 80% of its total assets in large cap equity securities. Although the Fund invests primarily in equity securities of large cap companies, part of its portfolio may be invested in companies of any size.

Although the Fund emphasizes investment in common stocks, it may also invest in other equity securities including, but not limited to, the following:

     o    Securities convertible into common stock

     o    Preferred stock

     o    Warrants

     o    Rights to subscribe to common stock

[Icon] Details About the Fund      In addition to the principal strategy of investing in equity securities, as described above, the Fund may engage in the following additional strategies:

                                   The Fund may invest without limitation in securities of foreign companies in the form of American Depositary Receipts ("ADRs"). In addition, the Fund may invest up to 10% of its total assets in other forms of securities of foreign companies, including European Depositary Receipts ("EDRs") or other securities convertible into securities of foreign companies.

                                   The Fund may lend its portfolio securities.

                                   The Fund may invest in investment grade, non-convertible debt securities and U.S. Government securities of any maturity, although it typically will not do so to a significant extent.

                                   As a temporary measure for defensive purposes, the Fund may invest without limit in cash, cash equivalents or short-term U.S. Government securities.
                                   These investments may include high quality, short-term money market instruments such as U.S. Treasury and agency obligations, commercial paper
                                   (short-term, unsecured, negotiable promissory notes of a domestic or foreign company), short-term debt obligations of corporate issuers and certificates of deposit and bankers' acceptances. Normally, a portion of the Fund's assets will be held in these short-term instruments in anticipation of investment in equities or to meet redemptions. These types of investments typically have a lower yield than other longer-term investments and lack the capital appreciation potential of equity securities. In addition, while these investments are generally designed to limit the Fund's losses, they can prevent the Fund from achieving its investment objective.


                                   INVESTMENT RISKS
                                   -----------------------------------------------------------------------------

                                   This section contains a summary discussion of the general risks of investing in the Fund. As with any mutual fund, there can be no guarantee that the Fund will meet its objectives, or that the Fund's performance will be positive over any period of time.

                                   As an equity fund, the Fund is subject to the following principal risks:

                                   Market Risk and Selection Risk -- Market risk is the risk that the stock market in one or more countries in which the Fund invests will go down in value, including the possibility that the market will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the stock markets, the relevant indices or other funds with similar investment objectives and investment strategies.

                                   Growth Securities -- Growth securities may be particularly sensitive to changes in earnings or interest rate increases because they typically have higher price/earnings ratios. Moreover, the growth securities held by the
                                   Fund may never reach what Fund management believes their full value to be and may even go down in price.

                                   Value Securities -- Value securities may have experienced adverse business developments or may be subject to special risks that have caused these securities to be out of favor. Moreover, the value securities held by the
                                   Fund may never reach what Fund management believes their full value to be and may even go down in price.





                                                      8



                                   Convertible Securities -- Convertible securities are generally debt securities or preferred stocks that may be converted into common stock.
                                   Convertible securities typically pay current income as either interest
                                   (debt security convertibles) or dividends (preferred stocks). A convertible security's value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of a convertible security usually falls. Since it is convertible into common stock, the convertible security also has the same types of market and issuer risk as the underlying common stock.

                                   Warrants -- A warrant gives the Fund the right to buy a quantity of stock.
                                   The warrant specifies the amount of underlying stock, the purchase (or
                                   "exercise") price, and the date the warrant expires. The Fund has no obligation to exercise the warrant and buy the stock.

                                   A warrant has value only if the Fund exercises it before it expires. If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Fund loses any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock;
                                   however, the price of the warrant does not necessarily move with the price of the underlying stock.

                                   The Fund also may be subject to risks associated with the following investment strategies:

[Icon] Details About the Fund      Depositary Receipts-- The Fund may invest in securities of foreign issuers in the form of Depositary Receipts. American Depositary Receipts are receipts typically issued by an American bank or trust company that show evidence of underlying securities issued by a foreign corporation. European Depositary Receipts evidence a similar ownership arrangement. The Fund may also invest in unsponsored Depositary Receipts. The issuers of such unsponsored Depositary Receipts are not obligated to disclose material information in the United States. Therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts.

                                   Securities Lending -- The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the
                                   U.S. Government as collateral. Securities lending involves the risk that the borrower to which the Fund has loaned its securities may not return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The
                                   Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the
                                   Fund.

                                   Borrowing and Leverage Risk -- The Fund may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on the Fund's portfolio. Borrowing will cost the Fund interest expense and other fees.
                                   The cost of borrowing may reduce the Fund's return. Certain securities that the Fund buys may create leverage including, for example, when issued securities, forward commitments, options and warrants.

                                   Illiquid Securities -- The Fund may invest up to 15% of its net assets in illiquid securities that it cannot easily sell within seven days at current value or that have contractual or legal restrictions on resale. If the Fund buys illiquid securities it may be unable to quickly sell them or may be able to sell them only at a price below current value.





                                                      9

                                   Restricted Securities -- Restricted securities have contractual or legal restrictions on their resale. They may include private placement securities that the Fund buys directly from the issuer. Private placement and other restricted securities may not be listed on an exchange and may have no active trading market.

                                   Restricted securities may be illiquid. The Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value. The Fund may get only limited information about the issuer, so they may be less able to predict a loss. In addition, if Fund management receives material adverse nonpublic information about the issuer, the Fund will not be able to sell the security.

                                   Rule 144A Securities -- Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

[Icon] Details About the Fund      Debt Securities-- Debt securities, such as bonds, involve credit risk. This is the risk that the borrower will not make timely payments of principal and interest. The degree of credit risk depends on the issuer's financial condition and on the terms of the bonds. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

                                   Repurchase Agreements; Purchase and Sale Contracts-- The Fund may enter into certain types of repurchase agreements or purchase and sale contracts.
                                   Under a repurchase agreement, the seller agrees to repurchase a security
                                   (typically a security issued or guaranteed by the U.S. Government) at a mutually agreed upon time and price. This insulates the Fund from changes in the market value of the security during the period, except for currency fluctuations. A purchase and sale contract is similar to a repurchase agreement, but purchase and sale contracts provide that the purchaser receives any interest on the security paid during the period. If the seller fails to repurchase the security in either situation and the market value declines, the Fund may lose money.

                                   Derivatives -- The Fund may use derivative instruments including futures, options, indexed securities, inverse securities and swaps. Derivatives are financial instruments whose value is derived from another security, a commodity (such as gold or oil), or an index such as Standard & Poor's 500
                                   Index. Derivatives allow the Fund to increase or decrease its risk exposure more quickly and efficiently than other types of instruments. Derivatives are volatile and involve significant risks, including:

                                            Credit risk -- the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

                                            Currency risk -- the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms)
                                            of an investment.

                                            Leverage risk -- the risk associated with certain types of investments or trading strategies (such as borrowing money to increase the amount of investment) that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

                                            Liquidity risk -- the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.



                                                      10

[Icon] Details About the Fund      The Fund may use derivatives for hedging purposes, including anticipatory hedges.
                                   Hedging is a strategy in which the Fund uses a derivative to offset the risks associated with other Fund holdings. While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a different manner than anticipated by the Fund or if the cost of the derivative outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Fund, in which case any losses on the holdings being hedged may not be reduced. There can be no assurance that the Fund' s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The Fund is not required to use hedging and may choose not to do so.

                                   When Issued Securities, Delayed Delivery Securities and Forward Commitments
                                   -- When issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery to the Fund. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it has set aside to pay for the security and any gain in the security's price.

                                   Foreign Market Risks -- The Fund may invest in companies located in countries other than the United States. This may expose the Fund to risks associated with foreign investments.

                                            o    The value of holdings traded outside the U.S. (and any hedging transactions in foreign currencies) will be affected by changes in currency exchange rates

                                            o    The costs of non-U.S. securities transactions tend to be higher than those of
                                                 U.S. transactions

                                            o    Foreign holdings may be adversely affected by foreign government action

                                            o    International trade barriers or economic sanctions against certain non-U.S.
                                                 countries may adversely affect these holdings

                                    STATEMENT OF ADDITIONAL INFORMATION
                                    ---------------------------------------------------------------

                                   If you would like further information about the Fund, including how the
                                   Fund invests, please see the Statement of Additional Information.


                                                      11


                                   ABOUT THE PORTFOLIO MANAGERS
                                   ---------------------------------------------------------------------

                                   Four portfolio managers are primarily responsible for researching and selecting investments for the Fund.

[Icon] Details About the Fund      Robert C. Doll, Jr. is the portfolio manager of the blend portion and aggressive growth portion of the Fund and has been the Global Chief Investment Officer of the
                                   Manager and Merrill Lynch Investment Managers since 2001, Co-Head (Americas Region) of the Manager and Merrill Lynch Investment Managers since 2000 and a Senior Vice
                                   President since 1999.  Prior to joining the Manager and Merrill Lynch Investment
                                   Managers, Mr. Doll was Chief Investment Officer of OppenheimerFunds, Inc. in 1999 and
                                   an Executive Vice President thereof from 1991 to 1999. Mr. Doll also is the portfolio manager for Merrill Lynch Large Cap Series Fund, Inc. along with other investment products managed for Merrill Lynch Investment Managers and affiliates.

                                   Lawrence R. Fuller is the portfolio manager of the growth portion of the
                                   Fund and has been a First Vice President of Merrill Lynch Investment
                                   Managers since 1997 and Vice President from 1992 to 1997. Mr. Fuller also is the portfolio manager for Merrill Lynch Fundamental Growth Fund, Inc.
                                   along with other investment products managed for Merrill Lynch Investment
                                   Managers and affiliates.

                                   D. Tysen Nutt, Jr. is the portfolio manager of the relative value portion of the Fund and has been a Vice President of Merrill Lynch Investment
                                   Managers since 1994. Mr. Nutt also is the portfolio manager for privately managed accounts offered through Merrill Lynch Investment Managers Private
                                   Investors.

                                   Kevin Rendino is the portfolio manager of the deep value portion of the
                                   Fund and has been a First Vice President of Merrill Lynch Investment
                                   Managers since 1997 and a Vice President from 1993 to 1997. Mr. Rendino also is the portfolio manager for Merrill Lynch Basic Value Fund, Inc.
                                   along with other investment products managed for Merrill Lynch Investment
                                   Managers and affiliates.



                                                      12


[Icon]                                         MERRILL LYNCH SELECT PRICING(SM) SYSTEM
                                               -----------------------------------------

Your Account                       The Fund offers four classes of shares, each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs. Each share class represents an ownership interest in the same investment portfolio. When you choose your class of shares you should consider the size of your investment and how long you plan to hold your shares. Your Merrill Lynch Financial Advisor or other financial intermediary can help you determine which share class is best suited to your personal financial goals.

                                   For example, if you select Class A or Class D shares, you generally pay a sales charge at the time of purchase. If you buy Class D shares, you also pay an ongoing account maintenance fee of 0.25%. You may be eligible for a sales charge reduction or waiver.

                                   Certain financial intermediaries may charge additional fees in connection with transactions in Fund shares.

                                   The Manager, the Distributor or their affiliates may make payments out of their own resources to selected securities dealers and other financial intermediaries for providing services intended to result in the sale of
                                   Fund shares or for shareholder servicing activities.

                                   If you select Class B or Class C shares, you will invest the full amount of your purchase price, but you will be subject to a distribution fee of 0.75%
                                   and an account maintenance fee of 0.25%. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying other types of sales charges. In addition, you may be subject to a deferred sales charge when you sell Class B or Class C shares.

                                   The Fund's shares are distributed by FAM Distributors, Inc., an affiliate of Merrill Lynch.




The table below summarizes key features of the Merrill Lynch Select
Pricing(SM) System.

                             Class A                    Class B                    Class C                    Class D
-----------------------------------------------------------------------------------------------------------------------------------
Availability                 Limited to certain         Generally available        Generally available        Generally available
                             investors including:       through Merrill Lynch.     through Merrill Lynch.     through Merrill Lynch.
                                                        Limited availability       Limited availability       Limited availability
                             o  Current Class A         through selected           through selected           through selected
                                shareholders            securities dealers and     securities dealers and     securities dealers
                                                        other financial            other financial            and other financial
                             o  Certain                 intermediaries.            intermediaries.            intermediaries.
                                Retirement Plans

                             o  Participants in
                                certain Merrill Lynch
                                sponsored programs

                             o  Certain affiliates of
                                Merrill Lynch,
                                selected securities
                                dealers and other
                                financial
                                intermediaries.
-----------------------------------------------------------------------------------------------------------------------------------
Initial Sales                Yes. Payable at time of    No. Entire purchase        No. Entire purchase        Yes. Payable at time
Charge?                      purchase. Lower sales      price is invested in       price is invested in       of purchase. Lower
                             charges available for      shares of the Fund.        shares of the Fund.        sales charges
                             larger investments.                                                              available for larger
                                                                                                              investments.
-----------------------------------------------------------------------------------------------------------------------------------
Deferred Sales               No. (May be charged for    Yes. Payable if you        Yes. Payable if you        No. (May be charged
Charge?                      purchases over $1          redeem within six years    redeem within one year     for purchases over $1
                             million that are           of purchase.               of purchase.               million that are
                             redeemed within one                                                              redeemed within one
                             year.)                                                                           year.)
-----------------------------------------------------------------------------------------------------------------------------------
Account                      No.                        0.25% Account              0.25% Account              0.25% Account
Maintenance and                                         Maintenance Fee. 0.75%     Maintenance Fee. 0.75%     Maintenance Fee.
Distribution Fees?                                      Distribution Fee.          Distribution Fee.          No Distribution Fee.
-----------------------------------------------------------------------------------------------------------------------------------
Conversion to                No.                        Yes, automatically after   No.                        N/A.
Class D shares?                                         approximately eight
                                                        years.
-----------------------------------------------------------------------------------------------------------------------------------




[Icon] Your Account      Subscription Offering

                         You will initially be able to buy shares of the Fund during the subscription period, which
                         is expected to end on                 , 2001.  During the subscription period, the
                         Distributor, Merrill Lynch and other securities dealers that have entered into agreements with the Distributor will solicit subscriptions. The subscriptions will be payable on the third business day after the end of the subscription period. At that time, the Fund will begin operations and will issue the Class A, Class B, Class C and Class D shares.

                         The Fund and the Distributor may agree to extend the subscription period, but either the Fund or the
                         Distributor also may terminate the subscription offering at any time. If the subscription offering is terminated, the Fund will not begin operations and will not issue any shares, or will issue only a limited number of shares.

                         The minimum initial purchase for Class A, Class B, Class C or Class D shares during the subscription period is $1,000, except for retirement plans where the minimal initial purchase is $100. If you purchase Class A or Class D shares during the subscription period you will pay the following public offering price, which includes a sales charge:





                                                           Subscription Period
                                                           ---------------------------------------------------------------
                                                                                                     Securities Dealers'
                                                                                Sales Charge               Concession
                                                                            -----------------        ---------------------

                                                                                            Percentage*               Percentage*
                                                                      Public                 of Public                 of Public
                                                                     Offering     Dollar      Offering     Dollar      Offering
                                                                       Price      Amount       Price       Amount        Price
                                          ----------------------------------------------------------------------------------------
                                          Less than $25,000            $10.554    $.554         5.25%      $.554         5.25%
                                          ----------------------------------------------------------------------------------------
                                          $25,000 but less              10.499     .499         4.75        .499         4.75
                                          than $50,000
                                          ----------------------------------------------------------------------------------------
                                          $50,000 but less              10.417     .417         4.00        .417         4.00
                                          than $100,000
                                          ----------------------------------------------------------------------------------------
                                          $100,000 but less             10.309     .309         3.00        .309         3.00
                                          than $250,000
                                          ----------------------------------------------------------------------------------------
                                          $250,000 but less             10.204     .204         2.00        .204         2.00
                                          than $1,000,000
                                          ----------------------------------------------------------------------------------------
                                          $1,000,000 and over**         10.000     .000         .000        .000         .000
                                          ----------------------------------------------------------------------------------------

                                          ----------------------------------------------------------------------------------------
                                          *   Rounded to the nearest one-hundredth percent.
                                          **  The initial sales charge may be waived on Class A and Class D purchases of $1,000,000 or more. In that case, the Manager compensates the selling dealer or other financial intermediary from its own funds. If the sales charge is waived, such purchases will be subject to a deferred sales charge of 1.0% if the shares are redeemed within one year after purchase. The charge will be assessed on an amount equal to the lesser of the proceeds of redemption or the cost of the shares being redeemed.



                         The Fund receives $10.00 per share from the sale of all Class A and Class D shares sold during the subscription period.

                         You will pay a public offering price of $10.00 per share for any Class B or Class C shares you purchase during the subscription period. Please see "Class B and Class C Shares -- Deferred Sales
                         Charge Options" below, however, for information on deferred sales charges and ongoing account maintenance and distribution fees that may apply to such shares.

                         Continuous Offering

                         After the subscription offering ends, the Distributor and other eligible securities dealers
                         (including Merrill Lynch) will offer shares of the Fund to the public on a continuous basis.


                         Class A and D Shares -- Initial Sales Charge Options If you select Class A or D shares, you will pay a sales charge at the time of purchase as shown in the following table.





                                                                                                               Dealer Compensation
                                                                           As a % of            As a % of             as a % of
                                            Your Investment             Offering Price       Your Investment*      Offering Price
                                            --------------------------------------------------------------------------------------
                                            Less than $25,000                 5.25%               5.54%                 5.00%
                                            --------------------------------------------------------------------------------------
                                            $25,000 but less                  4.75%               4.99%                 4.50%
                                            than $50,000
                                            --------------------------------------------------------------------------------------
                                            $50,000 but less                  4.00%               4.17%                 3.75%
                                            than $100,000
                                            --------------------------------------------------------------------------------------
                                            $100,000 but less                 3.00%               3.09%                 2.75%
                                            than $250,000
                                            --------------------------------------------------------------------------------------
                                            $250,000 but less                 2.00%               2.04%                 1.80%
                                            than $1,000,000
                                            --------------------------------------------------------------------------------------
                                            $1,000,000 and over**             0.00%               0.00%                 0.00%
                                            --------------------------------------------------------------------------------------

                                            --------------------------------------------------------------------------------------
                                            *   Rounded to the nearest one-hundredth percent.
                                            **  If you invest $1,000,000 or more in Class A or D shares, you may not pay an initial sales charge. In that case, the Manager compensates the selling dealer or other financial intermediary from its own funds. However, if you redeem your shares within one year after purchase, you may be charged a deferred sales charge. This charge is 1.00% of the lesser of the original cost of the shares being redeemed or your redemption proceeds. A sales charge of
                                                0.75% will be charged on purchases of $1,000,000 or more of Class A and Class D shares by certain sponsored retirement or savings plans.



Right of Accumulation-- permits you         No initial sales charge applies to Class A or Class D shares that you buy through
to pay the sales charge applicable          reinvestment of dividends.
to the cost or value (whichever is
higher) of all shares you own in the        A reduced or waived sales charge on a purchase of Class A or Class D shares may apply
Merrill Lynch mutual funds that             for:
offer Select Pricing(SM) options.
                                               o   Purchases under a Right of Accumulation or Letter of Intent

Letter of Intent-- permits you to              o   Purchases using proceeds from the sale of certain Merrill Lynch closed-end
pay the sales charge that would be                 funds under certain circumstances
applicable if you add up all shares
of Merrill Lynch Select                        o   Certain employer-sponsored retirement or savings plans
Pricing(SM) System funds that you
agree to buy within a 13 month                 o   Certain investors, including directors or trustees of Merrill Lynch mutual
period. Certain restrictions apply.                funds and Merrill Lynch employees

                                               o   TMA(SM) Managed Trust




                                                             16

                                               o   Certain Merrill Lynch investments or central asset accounts

                                               o   Certain fee-based programs of Merrill Lynch and other financial intermediaries that have agreements with the Distributor or its affiliates


                                            Only certain investors are eligible to buy Class A shares. Your Merrill Lynch
                                            Financial Advisor can help you determine whether you are eligible to buy Class A shares or to participate in any of these programs.

                                            If you decide to buy shares under the initial sales charge alternative and you are eligible to buy both Class A and Class D shares, you should buy Class A shares since Class D shares are subject to a 0.25% account maintenance fee, while
                                            Class A shares are not.

                                            If you redeem Class A or Class D shares and within 30 days buy new shares of the same class, you will not pay a sales charge on the new purchase amount. The amount eligible for this "Reinstatement Privilege" may not exceed the amount of your redemption proceeds. To exercise the privilege, contact your Merrill Lynch
                                            Financial Advisor, selected securities dealer or other financial intermediary or the Fund's Transfer Agent at 1-800-MER-FUND.

                                            Class B and C Shares -- Deferred Sales Charge Options

                                            If you select Class B or Class C shares, you do not pay an initial sales charge at the time of purchase. However, if you redeem your Class B shares within six years after purchase, or Class C shares within one year after purchase, you may be required to pay a deferred sales charge. You will also pay distribution fees of 0.75% and account maintenance fees of 0.25% each year under a distribution plan that the Fund has adopted under Rule 12b-1. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying other types of sales charges. The Distributor uses the money that it receives from the deferred sales charge and the distribution fees to cover the costs of marketing, advertising and compensating the Merrill Lynch Financial Advisor, selected securities dealer or other financial intermediary who assists you in purchasing Fund shares.

                                            Class B Shares

                                            If you redeem Class B shares within six years after purchase, you may be charged a deferred sales charge. The amount of the charge gradually decreases as you hold your shares over time, according to the following schedule:

                                                          Years Since Purchase                              Sales Charge*
                                                          --------------------------------------------------------------------
                                                          0 - 1                                                        4.00%
                                                          --------------------------------------------------------------------
                                                          1 - 2                                                        4.00%
                                                          --------------------------------------------------------------------
                                                          2 - 3                                                        3.00%
                                                          --------------------------------------------------------------------
                                                          3 - 4                                                        3.00%
                                                          --------------------------------------------------------------------
                                                          4 - 5                                                        2.00%
                                                          --------------------------------------------------------------------
                                                          5 - 6                                                        1.00%
                                                          --------------------------------------------------------------------
                                                          6 and thereafter                                             0.00%
                                                          --------------------------------------------------------------------

                                            * The percentage charge will apply to the lesser of the original cost of the shares being redeemed or the proceeds of your redemption. Shares acquired through reinvestment of dividends are not subject to a deferred sales charge. Not all
                                              Merrill Lynch funds have identical deferred sales charge schedules. If you exchange your shares for shares of another Merrill Lynch fund, the higher charge will apply.





                                                             17


[Icon] Your Account                         The deferred sales charge relating to Class B shares may be reduced or waived in certain circumstances, such as:

                                               o   Certain post-retirement withdrawals from an IRA or other retirement plan if you are over 59 1/2 years old

                                               o   Redemption by certain eligible 401(a) and 401(k) plans, certain related accounts and certain retirement plan rollovers

                                               o   Redemption in connection with participation in certain fee-based programs of
                                                   Merrill Lynch or other financial intermediaries that have agreements with the
                                                   Distributor or its affiliates, or in connection with involuntary termination of an account in which Fund shares are held

                                               o   Withdrawals resulting from shareholder death or disability as long as the waiver request is made within one year of death or disability or, if later, reasonably promptly following completion of probate

                                               o   Withdrawal through the Merrill Lynch Systematic Withdrawal Plan of up to 10%
                                                   per year of your Class B or Class C account value at the time the plan is established

                                            Your Class B shares convert automatically into Class D shares approximately eight years after purchase. Any Class B shares received through reinvestment of dividends paid on converting shares will also convert at that time. Class D shares are subject to lower annual expenses than Class B shares. The conversion of Class B shares to Class D shares is not a taxable event for Federal income tax purposes.

                                            Different conversion schedules apply to Class B shares of different Merrill Lynch mutual funds. For example, Class B shares of a fixed-income fund typically convert approximately ten years after purchase compared to approximately eight years for equity funds. If you acquire your Class B shares in an exchange from another fund with a shorter conversion schedule, the Fund's eight year conversion schedule will apply. If you exchange your Class B shares in the Fund for Class B shares of a fund with a longer conversion schedule, the other fund's conversion schedule will apply. The length of time that you hold both the original and exchanged Class B shares in both funds will count toward the conversion schedule.
                                            The conversion schedule may be modified in certain other cases as well.


                                            Class C Shares

                                            If you redeem Class C shares within one year after purchase, you may be charged a deferred sales charge of 1.00%. The charge will apply to the lesser of the original cost of the shares being redeemed or the proceeds of your redemption.
                                            You will not be charged a deferred sales charge when you redeem shares that you acquire through reinvestment of Fund dividends. The deferred sales charge relating to Class C shares may be reduced or waived in connection with involuntary termination of an account in which Fund shares are held and withdrawals through the Merrill Lynch Systematic Withdrawal Plan.

                                            Class C shares do not offer a conversion privilege.



                                                             18

[Icon] Your Account                         HOW TO BUY, SELL, TRANSFER AND EXCHANGE SHARES
                                            ----------------------------------------------

                                            The chart on the following pages summarizes how to buy, sell, transfer and exchange shares through Merrill Lynch, a selected securities dealer, broker, investment adviser, service provider or other financial intermediary. You may also buy shares through the Transfer Agent. To learn more about buying, selling, transferring, or exchanging shares through the Transfer Agent, call
                                            1-800-MER-FUND. Because the selection of a mutual fund involves many considerations, your Merrill Lynch Financial Advisor, selected securities dealer or other financial intermediary may help you with this decision.

                                            Because of the high costs of maintaining smaller shareholder accounts, the Fund may redeem the shares in your account (without charging any deferred sales charge) if the net asset value of your account falls below $500 due to redemptions you have made. You will be notified that the value of your account is less than $500 before the Fund makes an involuntary redemption. You will then have 60 days to make an additional investment to bring the value of your account to at least $500 before the Fund takes any action. This involuntary redemption does not apply to retirement plans or Uniform Gifts or Transfers to Minors Act accounts.



[Icon] Your Account

If You Want to          Your Choices                    Information Important for You to Know
-----------------------------------------------------------------------------------------------------------------------------------
Buy Shares              First, select the share         Refer to the Merrill Lynch Select Pricing(SM) table on page 14. Be sure to
                        class appropriate for you       read this Prospectus carefully.
                        -----------------------------------------------------------------------------------------------------------
                        Next, determine the amount      The minimum initial investment for the Fund is $1,000 for all accounts
                        of your investment              except:
                                                        o   $250 for certain Merrill Lynch fee-based programs
                                                        o   $100 for retirement plans.

                                                        (The minimums for initial investments may be waived or reduced under certain circumstances.)
                        -----------------------------------------------------------------------------------------------------------
                        Have your Merrill Lynch         The price of your shares is based on the next calculation of net asset
                        Financial Advisor, selected     value after your order is placed. Any purchase orders placed prior to the
                        securities dealer or other      close of business on the New York Stock Exchange (generally, 4:00 p.m.
                        financial intermediary          Eastern time) will be priced at the net asset value determined that day.
                        submit your purchase order      Certain financial intermediaries may require submission of orders prior to that time.

                                                        Purchase orders placed after that time will be priced at the net asset value determined on the next business day. The Fund may reject any order to buy shares and may suspend the sale of shares at any time. Selected securities dealers or other financial intermediaries, including Merrill
                                                        Lynch, may charge a processing fee to confirm a purchase.  Merrill Lynch currently charges a fee of $5.35.
                        -----------------------------------------------------------------------------------------------------------
                        Or contact the Transfer Agent   To purchase shares directly, call the Transfer Agent at 1-800-MER-FUND and request a purchase application. Mail the completed purchase application to the Transfer Agent at the address on the inside back cover of this
                                                        Prospectus.
-----------------------------------------------------------------------------------------------------------------------------------
Add to Your             Purchase additional shares      The minimum investment for additional purchases is generally $50 except
Investment                                              that retirement plans have a minimum additional purchase of $1 and certain programs, such as automatic reinvestment plans, may have higher minimums.

                                                        (The minimum for additional purchases may be waived under certain circumstances.)
                        -----------------------------------------------------------------------------------------------------------
                        Acquire additional shares       All dividends are automatically reinvested without a sales charge.
                        through the automatic
                        dividend reinvestment plan
                        -----------------------------------------------------------------------------------------------------------
                        Participate in the automatic    You may invest a specific amount on a periodic basis through certain
                        investment plan                 Merrill Lynch investment or central asset accounts.
-----------------------------------------------------------------------------------------------------------------------------------
Transfer Shares to      Transfer to a participating     You may transfer your Fund shares only to another securities dealer that
Another Selected        selected securities dealer      has entered into an agreement with the Distributor. Certain shareholder
Securities Dealer or    or other financial              services may not be available for the transferred shares. You may only
Other Financial         intermediary                    purchase additional shares of funds previously owned before the transfer.
Intermediary                                            All future trading of these shares must be coordinated by the receiving firm.
                        -----------------------------------------------------------------------------------------------------------
                        Transfer to a                   You must either:
                        non-participating selected      o   Transfer your shares to an account with the Transfer Agent; or
                        securities dealer or other      o   Sell your shares, paying any applicable deferred sales charge.
                        financial intermediary
                        ----------------------------------------------------------------------------------------------------------




                                                             20






If You Want to          Your Choices                    Information Important for You to Know
-----------------------------------------------------------------------------------------------------------------------------------
Sell Your Shares        Have your Merrill Lynch         The price of your shares is based on the next calculation of net asset
                        Financial Advisor, selected     value after your order is placed. For your redemption request to be priced
                        securities dealer or other      at the  net asset value on the day of your request, you must submit your
                        financial intermediary          request to  your dealer or other financial intermediary prior to that day's
                        submit your sales order         close of business on the New York Stock Exchange (generally 4:00 p.m.
                                                        Eastern time).  Certain financial intermediaries may require submission of orders prior to that time. Any redemption request placed after that time will be priced at the net asset value at the close of business on the next business day.

                                                        Securities dealers or other financial intermediaries, including Merrill
                                                        Lynch, may charge a fee to process a redemption of shares. Merrill Lynch currently charges a fee of $5.35. No processing fee is charged if you redeem shares directly through the Transfer Agent.

                                                        The Fund may reject an order to sell shares under certain circumstances.
                        ----------------------------------------------------------------------------------------------------------
                        Sell through the Transfer       You may sell shares held at the Transfer Agent by writing to the Transfer
                        Agent                           Agent at the address on the inside back cover of this prospectus. All shareholders on the account must sign the letter. A signature guarantee will generally be required but may be waived in certain limited circumstances. You can obtain a signature guarantee from a bank, securities dealer, securities broker, credit union, savings association, national securities exchange or registered securities association. A notary public seal will not be acceptable. If you hold stock certificates, return the certificates with the letter. The
                                                        Transfer Agent will normally mail redemption proceeds within seven days following receipt of a properly completed request. If you make a redemption request before the Fund has collected payment for the purchase of shares, the Fund or the Transfer Agent may delay mailing your proceeds. This delay will usually not exceed ten days.

                                                        You may also sell shares held at the Transfer Agent by telephone request if the amount being sold is less than $50,000 and if certain other conditions are met. Contact the Transfer Agent at 1-800-MER-
                                                        FUND for details.
----------------------------------------------------------------------------------------------------------------------------------
Sell Shares             Participate in the Fund's       You can choose to receive systematic payments from your Fund account
Systematically          Systematic Withdrawal Plan      either by check or through direct deposit to your bank account on a monthly or quarterly basis. If you hold your shares in a Merrill Lynch
                                                        CMA(R), CBA(R) or Retirement Account you can arrange for systematic redemptions of a fixed dollar amount on a monthly, bi-monthly, quarterly, semi-annual or annual basis, subject to certain conditions. Under either method you must have dividends automatically reinvested. For Class B and Class C shares your total annual withdrawals cannot be more than 10% per year of the value of your shares at the time your plan is established. The deferred sales charge is waived for systematic redemptions. Ask your Merrill Lynch
                                                        Financial Advisor or other financial intermediary for details.
----------------------------------------------------------------------------------------------------------------------------------





                                                             21

[Icon] Your Account

If You Want to          Your Choices                    Information Important for You to Know
-----------------------------------------------------------------------------------------------------------------------------------
Exchange Your           Select the fund into which      You can exchange your shares of the Fund for shares of many other Merrill
Shares                  you want to exchange. Be        Lynch mutual funds. You must have held the shares used in the exchange for
                        sure to read that fund's        at least 15 calendar days before you can exchange to another fund.
                        prospectus                      Each class of Fund shares is generally exchangeable for shares of the same class of another fund.

                                                        If you own Class A shares and wish to exchange into a fund in which you have no Class A shares (and are not eligible to purchase Class A shares), you will exchange into Class D shares.

                                                        Some of the Merrill Lynch mutual funds impose a different initial or deferred sales charge schedule. If you exchange Class A or Class D shares for shares of a fund with a higher initial sales charge than you originally paid, you will be charged the difference at the time of exchange. If you exchange Class B shares for shares of a fund with a different deferred sales charge schedule, the higher schedule will apply. The time you hold Class B or Class C shares in both funds will count when determining your holding period for calculating a deferred sales charge at redemption. If you exchange Class A or Class D shares for money market fund shares, you will receive Class A shares of
                                                        Summit Cash Reserves Fund. Class B or Class C shares of the Fund will be exchanged for Class B shares of Summit.

                                                        To exercise the exchange privilege, contact your Merrill Lynch
                                                        Financial Advisor or other financial intermediary or call the
                                                        Transfer Agent at 1-800-MER-FUND.

                                                        Although there is currently no limit on the number of exchanges that you can make, the exchange privilege may be modified or terminated at any time in the future.

-----------------------------------------------------------------------------------------------------------------------------------


Short term or excessive trading into and out of the Fund may harm performance by disrupting portfolio management strategies and by increasing expenses.  Accordingly, the Fund, in its sole discretion, may reject any purchase order, including exchanges, particularly from market timers or investors who, in Fund management's opinion, have a pattern of short term or excessive trading or whose trading has been or may be disruptive to the Fund. For these purposes, Fund management may consider an investor's trading history in the Fund or other Merrill Lynch funds, and accounts under common ownership or control.





                                               HOW SHARES ARE PRICED
Net Asset Value-- the market value             When you buy shares, you pay the net asset value, plus any applicable sales charge.
in U.S. dollars of the Fund's total            This is the offering price. Shares are also redeemed at their net asset value, minus
assets after deducting liabilities,            any applicable deferred sales charge. The Fund calculates its net asset value
divided by the number of shares                (generally by using market quotations) each day the New York Stock Exchange is open
outstanding.                                   as of the close of business on the Exchange based on prices at the time of closing.
                                               The Exchange generally closes at 4:00 p.m. Eastern time. The net asset value used in determining your share price is the next one calculated after your purchase or redemption order is placed. Foreign securities owned by the Fund may trade on weekends or other days when the Fund does not price its shares.
                                               As a result, the Fund's net asset value may change on days when you will not be able to purchase or redeem the Fund's shares.

                                               The Fund may accept orders from certain authorized financial intermediaries or their designees. The Fund will be deemed to receive an order when accepted by the intermediary or designee and the order will receive the net asset value next computed by the Fund after such acceptance. If the payment for a purchase order is not made by a designated later time, the order will be canceled and the financial intermediary could be held liable for any losses.

                                               Generally, Class A shares will have the highest net asset value because that class has the lowest expenses, and Class D shares will have a higher net asset value than Class B or Class C shares. Also dividends paid on Class A and Class
                                               D shares will generally be higher than dividends paid on Class B and Class C shares because Class A and Class D shares have lower expenses.

                                               PARTICIPATION IN FEE-BASED PROGRAMS
                                               ------------------------------------

                                               If you participate in certain fee-based programs offered by Merrill Lynch or other financial intermediaries, you may be able to buy Class A shares at net asset value, including by exchanges from other share classes. Sales charges on the shares being exchanged may be reduced or waived under certain circumstances.

                                               You generally cannot transfer shares held through a fee-based program into another account. Instead, you will have to redeem your shares held through the program and purchase shares of another class, which may be subject to distribution and account maintenance fees. This may be a taxable event and you will pay any applicable sales charges.

                                               If you leave one of these programs, your shares may be redeemed or automatically exchanged into another class of Fund shares or into a money market fund. The class you receive may be the class you originally owned when you entered the program, or in certain cases, a different class. If the exchange is into Class B shares, the period before conversion to Class D shares may be modified. Any redemption or exchange will be at net asset value.
                                               However, if you participate in the program for less than a specified period, you may be charged a fee in accordance with the terms of the program.




                                                             23

                                               Details about these features and the relevant charges are included in the client agreement for each fee-based program and are available from your
                                               Merrill Lynch Financial Advisor, selected securities dealer or other financial intermediary.

[Icon] Your Account
                                               DIVIDENDS AND TAXES
                                               -------------------------------------------------------------------------------

Dividends -- ordinary income and               The Fund will distribute at least annually any net investment income and any net
capital gains paid to shareholders.            realized capital gains. The Fund may also pay a special distribution at the
Dividends may be reinvested in                 end of the calendar year to comply with Federal tax requirements. If your account
additional Fund shares as                      is with Merrill Lynch and you would like to receive dividends in cash, contact your
they are paid.                                 Merrill Lynch Financial Advisor, selected securities dealer, other financial intermediary or the Transfer Agent. Although this cannot be predicted with any certainty, the Fund anticipates that the majority of its dividends, if any, will consist of capital gains. Capital gains may be taxable to you at different rates, depending, in part, on how long the Fund held the assets sold.

"Buying A Dividend"                            You will pay tax on dividends from the Fund whether you receive them in cash or
Unless your investment is in a                 additional shares. If you redeem Fund shares or exchange them for shares of another
tax-deferred account, you may want             fund, you generally will be treated as having sold your shares and any gain on the
to avoid buying shares shortly                 transaction may be subject to tax. Capital gain dividends are generally taxed at
before the Fund pays a dividend. The           different rates than ordinary income dividends.
reason? If you buy shares when a
fund has realized but not yet                  If you are neither a lawful permanent resident nor a citizen of the United States or
distributed ordinary income or                 if you are a foreign entity, the Fund's ordinary income dividends (which include
capital gains, you will pay the full           distributions of net short term capital gains) will generally be subject to a 30%
price for the shares and then                  U.S. withholding tax, unless a lower treaty rate applies.
receive a portion of the price back
in the form of a taxable dividend.             Dividends and interest received by the Fund may give rise to withholding and other
Before investing you may want to               taxes imposed by foreign countries. Tax conventions between certain countries and the
consult your tax advisor.                      United States may reduce or eliminate such taxes.

                                               By law, your dividends and redemption proceeds will be subject to a withholding tax if you have not provided a taxpayer identification number or social security number or if the number you have provided is incorrect.

                                               This section summarizes some of the consequences under current Federal tax law of an investment in the Fund. It is not a substitute for personal tax advice.
                                               Consult your personal tax advisor about the potential tax consequences of an investment in the Fund under all applicable tax laws.



                                                             24



[Icon]                                         FUND ASSET MANAGEMENT
                                               ---------------------

Management of the Fund

                                               Fund Asset Management, the Fund's Manager, manages the Fund's investments under the overall supervision of the Fund's Board of Directors. The Manager has the responsibility for making all investment decisions for the Fund. The
                                               Manager has a sub-advisory agreement with Funds Asset Management UK, an affiliate, under which the Manager may pay a fee for services it receives. The
                                               Fund pays the Manager a fee at the annual rate of ____% of the average daily net assets of the Fund. Pursuant to a separate administration agreement, the
                                               Fund pays Fund Asset Management, as Administrator, an administrative fee at the annual rate of 0.25% of the average daily net assets of the Fund.

                                               Fund Asset Management was organized as an investment adviser in 1976 and offers investment advisory services to more than 50 registered investment companies. Funds Asset Management UK was organized as an investment adviser in
                                               1986 and acts as sub-adviser to more than 50 registered investment companies.
                                               Fund Asset Management and its affiliates, including Merrill Lynch Investment
                                               Managers, had approximately $____ billion in investment company and other portfolio assets under management as of August _____, 2001.

                                               MASTER/FEEDER STRUCTURE

                                               The Fund may in the future invest all of its assets in another mutual fund that has the same investment objective and fundamental policies as the Fund.
                                               All portfolio investments would then be made at the level of the underlying mutual fund and the Fund's investment results would correspond directly to that fund's investment results. This type of mutual fund structure is sometimes referred to as a "master/feeder" structure. If other entities also invest in the underlying fund, this could enable the fund to realize economies of scale by investing through an entity with more assets (the underlying fund). However, there are additional costs involved in operating a "master/
                                               feeder" structure. If these additional costs are not offset as a result of economies of scale, it is possible that the Fund's expenses would increase rather than decrease if it converts to this structure. The Fund's Board of
                                               Directors has the authority to make the change to a "master/feeder" structure without first holding a vote of the Fund's shareholders if it believes it is in the best interests of the Fund to do so.




                             POTENTIAL INVESTORS
                        Open an account (two options).

           1                                                2
     MERRILL LYNCH                                  TRANSFER AGENT
   FINANCIAL ADVISOR
  OR SECURITIES DEALER                         Financial Data Services, Inc.
                                                ADMINISTRATIVE OFFICES
Advises shareholders on their                 4800 Deer Lake Drive East
    Fund investments.                         Jacksonville, Florida 32246-6484

                                                   MAILING ADDRESS
                                                    P.O. Box 45289
                                             Jacksonville, Florida 32232-5289
                                             Performs recordkeeping and
                                                  reporting services.



                                 DISTRIBUTOR

                            FAM Distributors, Inc.
                                 P.O. Box 9081
                       Princeton, New Jersey 08543-9081
                    Arranges for the sale of Fund shares.


                                       THE FUND                 CUSTODIAN
      COUNSEL
Sidley Austin Brown & Wood LLP         The Board of
  One World Trade Center             Directors oversees
New York, New York 10048-0557          the Fund.             Holds the Fund's
                                                             assets for safe-
Provides legal advice to the                                 keeping.
         Fund.







      INDEPENDENT AUDITORS              ACCOUNTING                             MANAGER
                                       SERVICES PROVIDER                         AND
                                                                            ADMINISTRATOR
                                        State Street Bank
                                        and Trust Company                  Fund Asset Management, L.P.
      Audits the financial
statements of the Fund on behalf of     500 College Road East              ADMINISTRATIVE OFFICES
      the shareholders.                 Princeton, New Jersey 08540        800 Scudders Mill Road
                                                                           Plainsboro, New Jersey 08536
                                        Provides certain accounting
                                        services to the Fund.              MAILING ADDRESS
                                                                            P.O. Box 9011
                                                                     Princeton, New Jersey 08543-9011

                                                                           TELEPHONE NUMBER
                                                                           1-800-MER-FUND

                                                                     Manages the Fund's day-to-day activities.

                                                                           Funds Asset Management UK
                                                                             33 King William Street
                                                                           London, EC4R 9A5 England

                                                                           Sub-Adviser to the Fund



[Icon]       Shareholder Reports
For More Information

             Additional information about the Fund's investments will be                       [LOGO] Merrill Lynch
             available in the Fund's annual and semi-annual reports to
             shareholders. In the Fund's annual report you will find a                         Investment Managers
             discussion of the relevant market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. You may obtain these reports at no cost by calling 1-800-MER-FUND.

             The Fund will send you one copy of each shareholder report and
             certain other mailings, regardless of the number of Fund accounts                 Merrill Lynch Large Cap Spectrum
             you have. To receive separate shareholder reports for each                        Fund, Inc.
             account, call your Merrill Lynch Financial Advisor or other
             financial intermediary or write to the Transfer Agent at its        PROSPECTUS   -------------------------------------
             mailing address. Include your name, address, tax identification                  -------------------------------------
             number and Merrill Lynch brokerage or mutual fund account number.                -------------------------------------
             If you have any questions, please call your Merrill Lynch                        -------------------------------------
             Financial Advisor, other financial intermediary or the Transfer                  -------------------------------------
             Agent at 1-800-MER-FUND.                                                         -------------------------------------
                                                                                              -------------------------------------
             Statement of Additional Information                                              -------------------------------------
                                                                                              -------------------------------------
                                                                                              -------------------------------------
The Fund's Statement of Additional Information contains further information                   -------------------------------------
about the Fund and is incorporated by reference (legally considered to be part                -------------------------------------
of this Prospectus). You may request a free copy by writing the Fund at                       -------------------------------------
Financial Data Services, Inc., P.O. Box 45289, Jacksonville, Florida                          -------------------------------------
32232-5289 or by calling 1-800-MER-FUND.                                                      -------------------------------------
                                                                                              -------------------------------------
Contact your Merrill Lynch Financial Advisor or other financial intermediary,                 -------------------------------------
or contact the Fund at the telephone number or address indicated above, if you                -------------------------------------
have any questions.                                                                           -------------------------------------
                                                                                              -------------------------------------
Information about the Fund (including the Statement of Additional Information)                -------------------------------------
can be reviewed and copied at the SEC's Public Reference Room in Washington,                  -------------------------------------
D.C. Call 1-202-942-8090 for information on the operation of the public                       -------------------------------------
reference room. This information is also available on the SEC's Internet site                 -------------------------------------
at http://www.sec.gov and copies may be obtained upon payment of a duplicating                -------------------------------------
fee by electronic request at the following e-mail address: publicinfo@sec.gov,                -------------------------------------
or writing the Public Reference Section of the SEC, Washington, D.C.                          -------------------------------------
20549-0102.                                                                                   -------------------------------------
                                                                                              -------------------------------------
You should rely only on the information contained in this Prospectus. No one                  -------------------------------------
is authorized to provide you with information that is different from the                      -------------------------------------
information in this Prospectus.                                                               -------------------------------------
                                                                                              -------------------------------------
Investment Company Act file #811-10469.                                                    -------------------------------------
Code #                                                                                        --------------------September__,2001-
(C)Fund Asset Management, L.P.


The information in this Statement of Additional Information is not complete and may be changed. This Statement of Additional Information is not an offer to sell these securities and is not a solicitation of an offer to buy these securities in any state where the offer or sale is not permitted.



                             SUBJECT TO COMPLETION
     PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 15, 2001

                      STATEMENT OF ADDITIONAL INFORMATION

                  Merrill Lynch Large Cap Spectrum Fund, Inc.

  P.O. Box 9011, Princeton, New Jersey 08543-9011 o Phone No. (609) 282-2800


                            ----------------------



     Merrill Lynch Large Cap Spectrum Fund, Inc. (the "Fund") is a diversified, open-end management investment company that seeks to provide shareholders with long term capital appreciation. The Fund will seek to achieve its investment objective by investing primarily in the equity securities of large cap companies. The Fund will use an investment approach that blends growth and value by investing in equity securities that Fund management believes have strong earnings growth potential or are undervalued. No assurance can be given that the investment objective of the Fund will be realized. For more information on the Fund's investment objective and policies, see "Investment Objective and Policies."

     There can be no assurance that the Fund will achieve its investment objective.

     Pursuant to the Merrill Lynch Select Pricing(SM) System, the Fund offers four classes of shares, each with a different combination of sales charges, ongoing fees and other features. The Merrill Lynch Select Pricing(SM) System permits an investor to choose the method of purchasing shares that the investor believes is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares and other relevant circumstances. See "Purchase of Shares."

                            ----------------------


     This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of the Fund, dated September __, 2001 (the "Prospectus"), which has been filed with the Securities and Exchange Commission (the "Commission") and can be obtained, without charge, by calling 1-800-MER-FUND or your Merrill Lynch Financial Advisor, or by writing to the Fund at the address listed above. The Prospectus is incorporated by reference into this Statement of Additional Information, and this Statement of Additional Information is incorporated by reference into the Prospectus.

                            ----------------------


                       Fund Asset Management -- Manager
                        FAM Distributors -- Distributor


                            ----------------------


  The date of this Statement of Additional Information is September __, 2001

                               TABLE OF CONTENTS
                                                                                                               Page
                                                                                                               ----

INVESTMENT OBJECTIVE AND POLICIES.................................................................................1
         Convertible Securities...................................................................................2
         Warrants.................................................................................................4
         Growth Securities........................................................................................4
         Value Securities.........................................................................................4
         Foreign Investment Risks.................................................................................4
         European Economic and Monetary Union.....................................................................5
         Derivatives..............................................................................................5
         Debt Securities.........................................................................................11
         Other Investment Policies and Practices.................................................................11
         Investment Restrictions.................................................................................13
         Portfolio Turnover......................................................................................16
MANAGEMENT OF THE FUND...........................................................................................16
         Directors and Officers..................................................................................16
         Compensation of Directors...............................................................................17
         Management, Advisory and Administrative Arrangements....................................................17
         Code of Ethics..........................................................................................19
PURCHASE OF SHARES...............................................................................................19
         Initial Sales Charge Alternatives-- Class A and Class D Shares..........................................20
         Reduced Initial Sales Charges...........................................................................21
         Deferred Sales Charge Alternatives-- Class B and Class C Shares.........................................23
         Contingent Deferred Sales Charges-- Class B Shares......................................................23
         Contingent Deferred Sales Charges-- Class C Shares......................................................25
         Closed-End Fund Reinvestment Options....................................................................25
         Distribution Plans......................................................................................26
         Limitations on the Payment of Deferred Sales Charges....................................................27
REDEMPTION OF SHARES.............................................................................................28
         Redemption..............................................................................................28
         Repurchase..............................................................................................29
         Reinstatement Privilege-- Class A and Class D Shares....................................................29
PRICING OF SHARES................................................................................................30
         Determination of Net Asset Value........................................................................30
PORTFOLIO TRANSACTIONS AND BROKERAGE.............................................................................31
         Transactions in Portfolio Securities....................................................................31
SHAREHOLDER SERVICES.............................................................................................33
         Investment Account......................................................................................33
         Exchange Privilege......................................................................................34
         Fee-Based Programs......................................................................................36
         Retirement and Education Saving Plans...................................................................37
         Automatic Investment Plans..............................................................................37
         Automatic Dividend Reinvestment Plan....................................................................37
         Systematic Withdrawal Plans.............................................................................38
DIVIDENDS AND TAXES..............................................................................................39
         Dividends...............................................................................................39
         Taxes...................................................................................................39
         Tax Treatment of Options, Futures and Forward Foreign Exchange Transactions.............................40
         Special Rules for Certain Foreign Currency Transactions.................................................41
PERFORMANCE DATA.................................................................................................42
GENERAL INFORMATION..............................................................................................43
         Description of Shares...................................................................................43
         Computation of Offering Price Per Share.................................................................44
         Independent Auditors....................................................................................44
         Accounting Services Provider............................................................................44


                                       i


         Custodian...............................................................................................44
         Transfer Agent..........................................................................................45
         Legal Counsel...........................................................................................45
         Reports to Shareholders.................................................................................45
         Shareholder Inquiries...................................................................................45
         Additional Information..................................................................................45
INDEPENDENT AUDITORS' REPORT.....................................................................................46
STATEMENT OF ASSETS AND LIABILITIES..............................................................................47


                      INVESTMENT OBJECTIVE AND POLICIES

     The investment objective of the Fund is to seek long term capital appreciation. The Fund will seek to achieve its investment objective by investing primarily in the equity securities of large cap companies. The Fund will use an investment approach that blends growth and value by investing in equity securities that Fund management believes have strong earnings growth potential or are undervalued. The Fund considers large cap companies to be those whose market capitalizations exceed $10 billion. No assurance can be given that the investment objective of the Fund will be realized.

     The day-to-day management of the Fund will be conducted pursuant to five different investment styles: growth, aggressive growth, blend, relative value and deep value. The portfolio managers will periodically adjust the portion of the Fund's portfolio allocated to the different investment styles depending on their outlook for the equity markets. Generally, approximately 20% to 40% of the Fund's portfolio will be allocated to the growth and aggressive growth investment styles, approximately 40% of the Fund's portfolio will be allocated to the blend investment style and approximately 20% to 40% of the Fund's portfolio will be allocated to the relative value and deep value investment styles.

     The growth and aggressive growth portions of the Fund's portfolio will emphasize common stocks of companies that have strong earnings growth potential. The growth portion will focus on companies that have exhibited above average rates of earnings growth from improving profit margins, above average rates of sales growth, proprietary or niche products or services or underlying industry growth. The aggressive growth portion of the portfolio will use quantitative models that employ screens based on earnings momentum, earnings surprises and valuation to identify companies that, in the portfolio manager's opinion, have above-average earnings prospects. The deep value portion will follow a basic contrary opinion, out-of-favor investment style, by emphasizing common stocks of companies that are believed to be undervalued. In particular, the deep value portion will focus on companies with below-average price/earnings, price/book or price/cash flow ratios or that pay above-average dividends, or whose stock prices are down as a result of what are believed to be temporary factors. The relative value portion of the Fund will emphasize long-term performance with below-average volatility through investment in common stocks of companies believed to be undervalued on a relative basis. Investment strategy includes overweighting of sectors with attractive economic and valuation characteristics. A multi-factor valuation approach and fundamental analysis will be used in selecting common stocks for investment. The blend portion of the portfolio will pursue a blended investment style by emphasizing a mix of both growth and value. The blend portion will use a quantitative model and fundamental analysis to find companies that have strong, sustainable earnings growth with current momentum at attractive price valuations.

     The investment objective of the Fund is a fundamental policy of the Fund and may not be changed without the approval of a majority of the Fund's outstanding voting securities as defined in the Investment Company Act of 1940, as amended (the "Investment Company Act"). Reference is made to the discussion under "How the Fund Invests" and "Investment Risks" in the Prospectus for information with respect to the Fund's investment objective and policies.

     Investment emphasis is placed on equities, primarily common stock and, to a lesser extent, securities convertible into common stock, preferred stock, warrants and rights to subscribe for common stock. The Fund generally will invest at least 80% of its total assets in large cap equity securities. As set forth above, the Fund invests primarily in the equity securities of large cap companies. After initial purchase, companies whose market capitalizations no longer meet the definition of large cap will continue to be considered large cap companies for purposes of this policy.

     The Fund may invest in non-convertible debt securities rated investment grade by a nationally recognized statistical ratings organization and U.S. Government securities of any maturity, although it typically will not do so to a significant extent. The Fund may hold assets in cash or cash equivalents and investment grade, short term securities, including money market securities, in such proportions as, in the opinion of Fund management, prevailing market or economic conditions warrant or for temporary defensive purposes.

     The Fund may invest without limitation in securities of foreign companies in the form of American Depositary Receipts ("ADRs"). In addition, the Fund may invest up to 10% of its total assets in other forms of securities of foreign companies, including European Depositary Receipts ("EDRs") or other securities convertible into securities of foreign companies (together, "Depositary Receipts"). Depositary Receipts may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by an American bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Generally, ADRs, which are issued in registered form, are designed for use in the U.S. securities markets, and EDRs, which are issued in bearer form, are designed for use in European securities markets. The Fund may invest in unsponsored Depositary Receipts. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of such Depositary Receipts.

Convertible Securities

     Convertible securities entitle the holder to receive interest payments paid on corporate debt securities or the dividend preference on a preferred stock until such time as the convertible security matures or is redeemed or until the holder elects to exercise the conversion privilege. Synthetic convertible securities may be either (i) a debt security or preferred stock that may be convertible only under certain contingent circumstances or that may pay the holder a cash amount based on the value of shares of underlying common stock partly or wholly in lieu of a conversion right (a "Cash-Settled Convertible") or (ii) a combination of separate securities chosen by Fund Asset Management, L.P. (the "Manager") in order to create the economic characteristics of a convertible security, i.e., a fixed income security paired with a security with equity conversion features, such as an option or warrant (a "Manufactured Convertible").

     The characteristics of convertible securities make them appropriate investments for an investment company seeking a high total return from capital appreciation and investment income. These characteristics include the potential for capital appreciation as the value of the underlying common stock increases, the relatively high yield received from dividend or interest payments as compared to common stock dividends and decreased risks of decline in value relative to the underlying common stock due to their fixed-income nature. As a result of the conversion feature, however, the interest rate or dividend preference on a convertible security is generally less than would be the case if the securities were issued in nonconvertible form.

     In analyzing convertible securities, the Manager will consider both the yield on the convertible security relative to its credit quality and the potential capital appreciation that is offered by the underlying common stock, among other things.

     Convertible securities are issued and traded in a number of securities markets. For the past several years, the principal markets have been the United States, the Euromarket and Japan. Issuers during this period have included major corporations domiciled in the United States, Japan, France, Switzerland, Canada and the United Kingdom. Even in cases where a substantial portion of the convertible securities held by the Fund are denominated in United States dollars, the underlying equity securities may be quoted in the currency of the country where the issuer is domiciled. With respect to convertible securities denominated in a currency different from that of the underlying equity securities, the conversion price may be based on a fixed exchange rate established at the time the security is issued. As a result, fluctuations in the exchange rate between the currency in which the debt security is denominated and the currency in which the share price is quoted will affect the value of the convertible security. As described below, the Fund is authorized to enter into foreign currency hedging transactions in which it may seek to reduce the effect of such fluctuations.

     Apart from currency considerations, the value of convertible securities is influenced by both the yield of nonconvertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its "investment value." To the extent interest rates change, the investment value of the convertible security typically will fluctuate. However, at the same time, the value of the convertible security will be influenced by its "conversion value," which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock. If, because of a low price of the underlying common stock the conversion value is substantially below the investment value of the convertible security, the price of the convertible security is governed principally by its investment value.

     To the extent the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the price of the convertible security will be influenced principally by its conversion value. A convertible security will sell at a premium over the conversion value to the extent investors place value on the right to acquire the underlying common stock while holding a fixed-income security. The yield and conversion premium of convertible securities issued in Japan and the Euromarket are frequently determined at levels that cause the conversion value to affect their market value more than the securities' investment value.

     Holders of convertible securities generally have a claim on the assets of the issuer prior to the common stockholders but may be subordinated to other debt securities of the same issuer. A convertible security may be subject to redemption at the option of the issuer at a price established in the charter provision, indenture or other governing instrument pursuant to which the convertible security was issued. If a convertible security held by the Fund is called for redemption, the Fund will be required to redeem the security, convert it into the underlying common stock or sell it to a third party. Certain convertible debt securities may provide a put option to the holder which entitles the holder to cause the security to be redeemed by the issuer at a premium over the stated principal amount of the debt security under certain circumstances.

     As indicated above, synthetic convertible securities may include either Cash-Settled Convertibles or Manufactured Convertibles. Cash-Settled Convertibles are instruments that are created by the issuer and have the economic characteristics of traditional convertible securities but may not actually permit conversion into the underlying equity securities in all circumstances. As an example, a private company may issue a Cash-Settled Convertible that is convertible into common stock only if the company successfully completes a public offering of its common stock prior to maturity and otherwise pays a cash amount to reflect any equity appreciation. Manufactured Convertibles are created by the Manager by combining separate securities that possess one of the two principal characteristics of a convertible security, i.e., fixed income ("fixed income component") or a right to acquire equity securities ("convertible component"). The fixed income component is achieved by investing in nonconvertible fixed income securities, such as nonconvertible bonds, preferred stocks and money market instruments. The convertibility component is achieved by investing in call options, warrants, LEAPS, or other securities with equity conversion features ("equity features") granting the holder the right to purchase a specified quantity of the underlying stocks within a specified period of time at a specified price or, in the case of a stock index option, the right to receive a cash payment based on the value of the underlying stock index.

     A Manufactured Convertible differs from traditional convertible securities in several respects. Unlike a traditional convertible security, which is a single security having a unitary market value, a Manufactured Convertible is comprised of two or more separate securities, each with its own market value. Therefore, the total "market value" of such a Manufactured Convertible is the sum of the values of its fixed-income component and its convertibility component.

     More flexibility is possible in the creation of a Manufactured Convertible than in the purchase of a traditional convertible security. Because many corporations have not issued convertible securities, the Manager may combine a fixed income instrument and an equity feature with respect to the stock of the issuer of the fixed income instrument to create a synthetic convertible security otherwise unavailable in the market. The Manager may also combine a fixed income instrument of an issuer with an equity feature with respect to the stock of a different issuer when the Manager believes such a Manufactured Convertible would better promote the Fund's objective than alternative investments. For example, the Manager may combine an equity feature with respect to an issuer's stock with a fixed income security of a different issuer in the same industry to diversify the Fund's credit exposure, or with a U.S. Treasury instrument to create a Manufactured Convertible with a higher credit profile than a traditional convertible security issued by that issuer. A Manufactured Convertible also is a more flexible investment in that its two components may be purchased separately and, upon purchasing the separate securities, "combined" to create a Manufactured Convertible. For example, the Fund may purchase a warrant for eventual inclusion in a Manufactured Convertible while postponing the purchase of a suitable bond to pair with the warrant pending development of more favorable market conditions.

     The value of a Manufactured Convertible may respond differently to certain market fluctuations than would a traditional convertible security with similar characteristics. For example, in the event the Fund created a Manufactured Convertible by combining a short-term U.S. Treasury instrument and a call option on a stock, the Manufactured Convertible would likely outperform a traditional convertible of similar maturity and which is convertible into that stock during periods when Treasury instruments outperform corporate fixed income securities and underperform during periods when corporate fixed-income securities outperform Treasury instruments.

Warrants

     The Fund may invest in warrants. Warrants are securities that permit but do not require the warrant holder to subscribe for other securities. Buying a warrant does not make the Fund a shareholder of the underlying stock. The warrant holder has no right to dividends or votes on the underlying stock. A warrant does not carry any right to assets of the issuer, and for this reason investment in warrants may be more speculative than other equity-based investments.

Growth Securities

     As described in the Prospectus and in this Statement of Additional Information, a portion of the Fund's portfolio will focus on companies that Fund management believes have strong earnings growth potential. These "growth securities" may be particularly sensitive to changes in earnings or interest rate increases because they typically have higher price-earnings ratios. Moreover, the growth securities held by the Fund may never reach what Fund management believes their full value to be and may even go down in price.

Value Securities

     As described in the Prospectus and in this Statement of Additional Information, a portion of the Fund's portfolio will emphasize the common stocks of companies that Fund management believes are undervalued. These "value securities" may have experienced adverse business developments or may be subject to special risks that have caused these securities to be out of favor. Moreover, the value securities held by the Fund may never reach what Fund management believes their full value to be and may even go down in price.

Foreign Investment Risks

     Investments in securities of foreign entities and securities denominated in foreign currencies involve risks not typically involved in domestic investment, including, but not limited to, fluctuations in foreign exchange rates, future foreign political and economic developments, and the possible imposition of exchange controls or other foreign or United States governmental laws or restrictions applicable to such investments. Because the Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value and unrealized appreciation or depreciation of investments in the Fund's portfolio. Changes in foreign currency exchange rates relative to the U.S. dollar will affect the U.S. dollar value of the Fund's assets denominated in that currency and the Fund's yield on such assets. Foreign currency exchange rates are determined by forces of supply and demand in the foreign exchange markets. These forces are, in turn, affected by international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resources, self-sufficiency and payment position.

     With respect to certain foreign countries, there may be the possibility of expropriation of assets, confiscatory taxation, high rates of inflation, political or social instability or diplomatic developments that could affect investment in those countries. There may be less publicly available information about a foreign financial instrument than about a United States instrument, and foreign entities may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of U.S. entities. In addition, certain foreign investments may be subject to foreign withholding taxes. Foreign financial markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable domestic companies. Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Costs associated with transactions in foreign securities are generally higher than with transactions in United States securities. There is generally less government supervision and regulation of exchanges, financial institutions and issuers in foreign countries than there is in the United States.

European Economic and Monetary Union

     For a number of years, certain European countries have been seeking economic unification that would, among other things, reduce barriers between countries, increase competition among companies, reduce government subsidies in certain industries, and reduce or eliminate currency fluctuations among these European countries. The Treaty on European Union (the "Maastricht Treaty") set out a framework for the European Economic and Monetary Union ("EMU") among the countries that comprise the European Union ("EU"). EMU established a single common European currency (the "euro") that was introduced on January 1, 1999 and is expected to replace the existing national currencies of all initial EMU participants by July 1, 2002. Certain securities issued in participating EU countries (beginning with government and corporate bonds) have been redenominated in the euro, and are listed, traded, and make dividend and other payments only in euros.

     No assurance can be given that EMU will take effect, that all of the changes planned for the EU can be successfully implemented, or that these changes will result in the economic and monetary unity and stability intended. There is a possibility that EMU will not be completed, or will be completed but then partially or completely unwound. Because any participating country may opt out of EMU within the first three years, it is also possible that a significant participant could choose to abandon EMU, which could diminish its credibility and influence. Any of these occurrences could have adverse effects on the markets of both participating and non-participating countries, including sharp appreciation or depreciation of participants' national currencies and a significant increase in exchange rate volatility, a resurgence in economic protectionism, an undermining of confidence in the European markets, an undermining of European economic stability, the collapse or slowdown of the drive toward European economic unity, and/or reversion of the attempts to lower government debt and inflation rates that were introduced in anticipation of EMU. Also, withdrawal from EMU by an initial participant could cause disruption of the financial markets as securities redenominated in euros are transferred back into that country's national currency, particularly if the withdrawing country is a major economic power. Such developments could have an adverse impact on the Fund's investments in Europe generally or in specific countries participating in EMU. Gains or losses from euro conversion may be taxable to Fund shareholders under foreign or, in certain limited circumstances, U.S. tax laws.

Derivatives

     The Fund may use instruments referred to as Derivatives. Derivatives are financial instruments the value of which is derived from another security, a commodity (such as gold or oil) or an index (a measure of value or rates, such as the Standard & Poor's 500 Index or the prime lending rate). Derivatives allow the Fund to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments.

     The Fund may use the following types of derivative instruments and trading strategies:

Hedging

     The Fund may use Derivatives for hedging purposes. Hedging is a strategy in which a Derivative is used to offset the risks associated with other Fund holdings. Losses on the other investment may be substantially reduced by gains on a Derivative that reacts in an opposite manner to market movements. While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a different manner than anticipated by the Fund investing in the Derivative or if the cost of the Derivative outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the Derivative will not match those of the holdings being hedged as expected by the Fund, in which case any losses on the holdings being hedged may not be reduced. The Fund is not required to use hedging and may choose not to do so.

Indexed and Inverse Securities

     The Fund may invest in securities the potential return of which is based on an index. As an illustration, the Fund may invest in a debt security that pays interest based on the current value of an interest rate index, such as the prime rate. The Fund may also invest in a debt security that returns principal at maturity based on the level of a securities index or a basket of securities, or based on the relative changes of two indices. In addition, the Fund may invest in securities the potential return of which is based inversely on the change in an index (that is, a security the value of which will move in the opposite direction of changes to an index). For example, the Fund may invest in securities that pay a higher rate of interest when a particular index decreases and pay a lower rate of interest (or do not fully return principal) when the value of the index increases. If the Fund invests in such securities, it may be subject to reduced or eliminated interest payments or loss of principal in the event of an adverse movement in the relevant index or indices. Indexed and inverse securities involve credit risk, and certain indexed and inverse securities may involve currency risk, leverage risk and liquidity risk. The Fund may invest in indexed and inverse securities for hedging purposes, and to gain exposure to the mid cap market. When used for hedging purposes, indexed and inverse securities involve correlation risk.

Options on Securities and Securities Indices

     Purchasing Put Options. The Fund may purchase put options on securities held in its portfolio or on securities or interest rate indices which are correlated with securities held in its portfolio. When the Fund purchases a put option in consideration for an up front payment (the "option premium"), the Fund acquires a right to sell to another party specified securities owned by the Fund at a specified price (the "exercise price") on or before a specified date (the "expiration date"), in the case of an option on securities, or to receive from another party a payment based on the amount a specified securities index declines below a specified level on or before the expiration date, in the case of an option on a securities index. The purchase of a put option limits the Fund's risk of loss in the event of a decline in the market value of the portfolio holdings underlying the put option prior to the option's expiration date. If the market value of the portfolio holdings associated with the put option increases rather than decreases, however, the Fund will lose the option premium and will consequently realize a lower return on the portfolio holdings than would have been realized without the purchase of the put. Purchasing a put option may involve correlation risk, and may also involve liquidity and credit risk.

     Purchasing Call Options. The Fund also may purchase call options on securities it intends to purchase or securities or interest rate indices, which are correlated with the types of securities it intends to purchase. When the Fund purchases a call option in consideration for the option premium, the Fund acquires a right to purchase from another party specified securities at the exercise price on or before the expiration date, in the case of an option on securities, or to receive from another party a payment based on the amount a specified securities index increases beyond a specified level on or before the expiration date, in the case of an option on a securities index. The purchase of a call option may protect the Fund from having to pay more for a security as a consequence of increases in the market value for the security during a period when the Fund is contemplating its purchase, in the case of an option on a security, or attempting to identify specific securities in which to invest in a market the Fund believes to be attractive, in the case of an option on an index (an "anticipatory hedge"). In the event the Fund determines not to purchase a security underlying a call option, however, the Fund may lose the entire option premium. Purchasing a call option involves correlation risk, and may also involve liquidity and credit risk.

     The Fund also is authorized to purchase put or call options in connection with closing out put or call options it has previously sold.

     Writing Put Options. The Fund may also write put options on securities or securities indices. When the Fund writes a put option, in return for an option premium the Fund gives another party the right to sell to the Fund a specified security at the exercise price on or before the expiration date, in the case of an option on a security, or agrees to pay to another party an amount based on any decline in a specified securities index below a specified level on or before the expiration date, in the case of an option on a securities index. The Fund may write put options to earn income, through the receipt of option premiums. In the event the party to which the Fund has written an option fails to exercise its rights under the option because the value of the underlying securities is greater than the exercise price, the Fund will profit by the amount of the option premium. By writing a put option, however, the Fund will be obligated to purchase the underlying security at a price that may be higher than the market value of the security at the time of exercise as long as the put option is outstanding, in the case of an option on a security, or make a cash payment reflecting any decline in the index, in the case of an option on an index. Accordingly, when the Fund writes a put option it is exposed to a risk of loss in the event the value of the underlying securities falls below the exercise price, which loss potentially may substantially exceed the amount of option premium received by the Fund for writing the put option. The Fund will write a put option on a security or a securities index only if the Fund would be willing to purchase the security at the exercise price for investment purposes (in the case of an option on a security) or is writing the put in connection with trading strategies involving combinations of options--for example, the sale and purchase of options with identical expiration dates on the same security or index but different exercise prices (a technique called a "spread"). Writing a put option may involve substantial leverage risk.

     Writing Call Options. The Fund may write (i.e., sell) call options on securities held in its portfolio or securities indices the performance of which correlates with securities held in its portfolio. When the Fund writes a call option, in return for an option premium, the Fund gives another party the right to buy specified securities owned by the Fund at the exercise price on or before the expiration date, in the case of an option on securities, or agrees to pay to another party an amount based on any gain in a specified securities index beyond a specified level on or before the expiration date, in the case of an option on a securities index. The Fund may write call options to earn income, through the receipt of option premiums. In the event the party to which the Fund has written an option fails to exercise its rights under the option because the value of the underlying securities is less than the exercise price, the Fund will partially offset any decline in the value of the underlying securities through the receipt of the option premium. By writing a call option, however, the Fund limits its ability to sell the underlying securities and gives up the opportunity to profit from any increase in the value of the underlying securities beyond the exercise price, while the option remains outstanding. Writing a call option may involve correlation risk.

     The Fund also is authorized to sell call or put options in connection with closing out call or put options it has previously purchased.

     Other than with respect to closing transactions, the Fund will only write call or put options that are "covered." A call or put option will be considered covered if the Fund has segregated assets with respect to such option in the manner described in "Risk Factors in Derivatives" below. A call option will also be considered covered if the Fund owns the securities it would be required to deliver upon exercise of the option (or, in the case of an option on a securities index, securities which substantially correlate with the performance of such index) or owns a call option, warrant or convertible instrument which is immediately exercisable for, or convertible into, such security.

     Types of Options. The Fund may engage in transactions in options on securities or securities indices on exchanges and in the over-the-counter ("OTC") markets. In general, exchange-traded options have standardized exercise prices and expiration dates and require the parties to post margin against their obligations, and the performance of the parties' obligations in connection with such options is guaranteed by the exchange or a related clearing corporation. OTC options have more flexible terms negotiated between the buyer and the seller, but generally do not require the parties to post margin and are subject to greater credit risk. OTC options also involve greater liquidity risk. See "Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives" below.

Futures

     The Fund may engage in transactions in futures and options thereon. Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. No price is paid upon entering into a futures contract. Rather, upon purchasing or selling a futures contract, the Fund is required to deposit collateral ("margin") equal to a percentage (generally less than 10%) of the contract value. Each day thereafter until the futures position is closed, the Fund will pay additional margin representing any loss experienced as a result of the futures position the prior day or be entitled to a payment representing any profit experienced as a result of the futures position the prior day. Futures involve substantial leverage risk.

     The sale of a futures contract limits the Fund's risk of loss through a decline in the market value of portfolio holdings correlated with the futures contract prior to the futures contract's expiration date. In the event the market value of the portfolio holdings correlated with the futures contract increases rather than decreases, however, the Fund will realize a loss on the futures position and a lower return on the portfolio holdings than would have been realized without the purchase of the futures contract.

     The purchase of a futures contract may protect the Fund from having to pay more for securities as a consequence of increases in the market value for such securities during a period when the Fund was attempting to identify specific securities in which to invest in a market the Fund believes to be attractive. In the event that such securities decline in value or the Fund determines not to complete an anticipatory hedge transaction relating to a futures contract, however, the Fund may realize a loss relating to the futures position.

     The Fund will limit transactions in futures and options on futures to financial futures contracts (i.e., contracts for which the underlying asset is a currency or securities or interest rate index) purchased or sold for hedging purposes (including anticipatory hedges). The Fund will further limit transactions in futures and options on futures to the extent necessary to prevent the Fund from being deemed a "commodity pool" under regulations of the Commodity Futures Trading Commission.

Swaps

     The Fund is authorized to enter into equity swap agreements, which are OTC contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities or equity index in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities or equity index. Swap agreements may be used to obtain exposure to an equity or market without owning or taking physical custody of securities in circumstances in which direct investment is restricted by local law or is otherwise impractical.

     The Fund will enter into an equity swap transaction only if, immediately following the time the Fund enters into the transaction, the aggregate notional principal amount of equity swap transactions to which the Fund is a party would not exceed 5% of the Fund's net assets.

     Swap agreements entail the risk that a party will default on its payment obligations to the Fund thereunder. The Fund will seek to lessen the risk to some extent by entering into a transaction only if the counterparty meets the current credit requirements for OTC option counterparties. Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. The Fund, however, will deposit in a segregated account with its custodian, liquid securities or cash or cash equivalents or other assets permitted to be so segregated by the Commission in an amount equal to or greater than the market value of the liabilities under the swap agreement or the amount it would cost the Fund initially to make an equivalent direct investment, plus or minus any amount the Fund is obligated to pay or is to receive under the swap agreement.

Foreign Exchange Transactions

     The Fund may engage in spot and forward foreign exchange transactions and currency swaps, purchase and sell options on currencies and purchase and sell currency futures and related options thereon (collectively,

"Currency Instruments") for purposes of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.

     Forward Foreign Exchange Transactions. Forward foreign exchange transactions are OTC contracts to purchase or sell a specified amount of a specified currency or multinational currency unit at a price and future date set at the time of the contract. Spot foreign exchange transactions are similar but require current, rather than future, settlement. The Fund will enter into foreign exchange transactions only for purposes of hedging either a specific transaction or a portfolio position. The Fund may enter into a foreign exchange transaction for purposes of hedging a specific transaction by, for example, purchasing a currency needed to settle a security transaction or selling a currency in which the Fund has received or anticipates receiving a dividend or distribution. The Fund may enter into a foreign exchange transaction for purposes of hedging a portfolio position by selling forward a currency in which a portfolio position of the Fund is denominated or by purchasing a currency in which the Fund anticipates acquiring a portfolio position in the near future. The Fund may also hedge portfolio positions through currency swaps, which are transactions in which one currency is simultaneously bought for a second currency on a spot basis and sold for the second currency on a forward basis. Forward foreign exchange transactions involve substantial currency risk, and also involve credit and liquidity risk.

     Currency Futures. The Fund may also hedge against the decline in the value of a currency against the U.S. dollar through use of currency futures or options thereon. Currency futures are similar to forward foreign exchange transactions except that futures are standardized, exchange-traded contracts. See "Futures" above. Currency futures involve substantial currency risk, and also involve leverage risk.

     Currency Options. The Fund may also hedge against the decline in the value of a currency against the U.S. dollar through the use of currency options. Currency options are similar to options on securities, but in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. The Fund may engage in transactions in options on currencies either on exchanges or OTC markets. See "Types of Options" above and "Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives" below. Currency options involve substantial currency risk, and may also involve credit, leverage or liquidity risk.

     Limitations on Currency Hedging. The Fund will not speculate in Currency Instruments. Accordingly, the Fund will not hedge a currency in excess of the aggregate market value of the securities which it owns (including receivables for unsettled securities sales), or has committed to or anticipates purchasing, which are denominated in such currency. The Fund may, however, hedge a currency by entering into a transaction in a Currency Instrument denominated in a currency other than the currency being hedged (a "cross-hedge"). The Fund will only enter into a cross-hedge if the Manager believes that (i) there is a demonstrable high correlation between the currency in which the cross-hedge is denominated and the currency being hedged, and (ii) executing a cross-hedge through the currency in which the cross-hedge is denominated will be significantly more cost-effective or provide substantially greater liquidity than executing a similar hedging transaction by means of the currency being hedged.

     Risk Factors in Hedging Foreign Currency Risks. Hedging transactions involving Currency Instruments involve substantial risks, including correlation risk. While the Fund's use of Currency Instruments to effect hedging strategies is intended to reduce the volatility of the net asset value of the Fund's shares, the net asset value of the Fund's shares will fluctuate. Moreover, although Currency Instruments will be used with the intention of hedging against adverse currency movements, transactions in Currency Instruments involve the risk that anticipated currency movements will not be accurately predicted and that the Fund's hedging strategies will be ineffective. To the extent that the Fund hedges against anticipated currency movements which do not occur, the Fund may realize losses and decrease its total return as the result of its hedging transactions. Furthermore, the Fund will only engage in hedging activities from time to time and may not be engaging in hedging activities when movements in currency exchange rates occur.

     It may not be possible for the Fund to hedge against currency exchange rate movements, even if correctly anticipated, in the event that (i) the currency exchange rate movement is so generally anticipated that the Fund is not able to enter into a hedging transaction at an effective price, or (ii) the currency exchange rate movement relates to a market with respect to which Currency Instruments are not available and it is not possible to engage in effective foreign currency hedging.

Risk Factors in Derivatives

     Derivatives are volatile and involve significant risks, including:

     Credit risk -- the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

     Currency risk -- the risk that changes in the exchange rate between two currencies will adversely affect the value (in U.S. dollar terms) of an investment.

     Leverage risk -- the risk associated with certain types of investments or trading strategies (such as borrowing money to increase the amount of investment) that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

     Liquidity risk -- the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

     Use of Derivatives for hedging purposes involves correlation risk. If the value of the Derivative moves more or less than the value of the hedged instruments the Fund will experience a gain or loss that will not be completely offset by movements in the value of the hedged instruments.

     The Fund intends to enter into transactions involving Derivatives only if there appears to be a liquid secondary market for such instruments or, in the case of illiquid instruments traded in OTC transactions, such instruments satisfy the criteria set forth below under "Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives." However, there can be no assurance that, at any specific time, either a liquid secondary market will exist for a Derivative or the Fund will otherwise be able to sell such instrument at an acceptable price. It may therefore not be possible to close a position in a Derivative without incurring substantial losses, if at all.

     Certain transactions in Derivatives (such as futures transactions or sales of put options) involve substantial leverage risk and may expose the Fund to potential losses, which exceed the amount originally invested by the Fund. When the Fund engages in such a transaction, the Fund will deposit in a segregated account at its custodian liquid securities with a value at least equal to the Fund's exposure, on a mark-to-market basis, to the transaction (as calculated pursuant to requirements of the Securities and Exchange Commission). Such segregation will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction, but will not limit the Fund's exposure to loss.

Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives

     Certain Derivatives traded in OTC markets, including indexed securities, swaps and OTC options, involve substantial liquidity risk. The absence of liquidity may make it difficult or impossible for the Fund to sell such instruments promptly at an acceptable price. The absence of liquidity may also make it more difficult for the Fund to ascertain a market value for such instruments. The Fund will therefore acquire illiquid OTC instruments (i) if the agreement pursuant to which the instrument is purchased contains a formula price at which the instrument may be terminated or sold, or (ii) for which the Manager anticipates the Fund can receive on each business day at least two independent bids or offers, unless a quotation from only one dealer is available, in which case that dealer's quotation may be used.

     Because Derivatives traded in OTC markets are not guaranteed by an exchange or clearing corporation and generally do not require payment of margin, to the extent that the Fund has unrealized gains in such instruments or has deposited collateral with its counterparty, the Fund is at risk that its counterparty will become bankrupt or otherwise fail to honor its obligations. The Fund will attempt to minimize the risk that a counterparty will become bankrupt or otherwise fail to honor its obligations by engaging in transactions in Derivatives traded in OTC markets only with financial institutions which have substantial capital or which have provided the Fund with a third-party guaranty or other credit enhancement.

Debt Securities

     Debt securities, such as bonds, involve credit risk. This is the risk that the issuer will not make timely payments of principal and interest. The degree of credit risk depends on the issuer's financial condition and on the terms of the bonds. This risk is reduced to the extent the Fund limits its debt investments to U.S. Government securities. All debt securities, however, are subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Other Investment Policies and Practices

     Temporary Investments. The Fund reserves the right, as a temporary defensive measure, and without limitation, to hold in excess of 20% of its total assets in cash or cash equivalents in U.S. dollars or foreign currencies and investment grade, short-term securities including money market securities ("Temporary Investments"). Under certain adverse investment conditions, the Fund may restrict the markets in which its assets will be invested and may increase the proportion of assets invested in Temporary Investments. Investments made for defensive purposes will be maintained only during periods in which the Manager determines that economic or financial conditions are adverse for holding or being fully invested in equity securities. A portion of the Fund normally will be held in Temporary Investments in anticipation of investment in equity securities or to provide for possible redemptions. While the use of Temporary Investments is generally designed to limit the Fund's losses, it can prevent the Fund from achieving its investment objective.

     Illiquid or Restricted Securities. The Fund may invest up to 15% of its net assets in securities that lack an established secondary trading market or otherwise are considered illiquid. Liquidity of a security relates to the ability to dispose easily of the security and the price to be obtained upon disposition of the security, which may be less than would be obtained for a comparable more liquid security. Illiquid securities may trade at a discount from comparable, more liquid investments. Investment of the Fund's assets in illiquid securities may restrict the ability of the Fund to dispose of its investments in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute where the Fund's operations require cash, such as when the Fund redeems shares or pays dividends, and could result in the Fund borrowing to meet short term cash requirements or incurring capital losses on the sale of illiquid investments.

     The Fund may invest in securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "Securities Act"). Restricted securities may be sold in private placement transactions between the issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. In many cases, privately placed securities may not be freely transferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale. As a result of the absence of a public trading market, privately placed securities may be less liquid and more difficult to value than publicly traded securities. To the extent that privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales, due to illiquidity, could be less than those originally paid by the Fund or less than their fair market value. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed securities held by the Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. Certain of the Fund's investments in private placements may consist of direct investments and may include investments in smaller, less seasoned issuers, which may involve greater risks. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. In making investments in such securities, the Fund may obtain access to material nonpublic information which may restrict the Fund's ability to conduct portfolio transactions in such securities.

     144A Securities. The Fund may purchase restricted securities that can be offered and sold to "qualified institutional buyers" under Rule 144A under the Securities Act. The Board of Directors has determined to treat as liquid Rule 144A securities that are either freely tradable in their primary markets offshore or have been determined to be liquid in accordance with the policies and procedures adopted by the Fund's Board of Directors. The Board of Directors has adopted guidelines and delegated to the Manager the daily function of determining and monitoring liquidity of restricted securities. The Board of Directors, however, will retain sufficient oversight and be ultimately responsible for the determinations. Since it is not possible to predict with assurance exactly how this market for restricted securities sold and offered under Rule 144A will continue to develop, the Board will carefully monitor the Fund's investments in these securities. This investment practice could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these securities.

     When Issued Securities, Delayed Delivery Securities and Forward Commitments. The Fund may purchase or sell securities that it is entitled to receive on a when issued basis. The Fund may also purchase or sell securities on a delayed delivery basis. The Fund may also purchase or sell securities through a forward commitment. These transactions involve the purchase or sale of securities by the Fund at an established price with payment and delivery taking place in the future. The Fund enters into these transactions to obtain what is considered an advantageous price to the Fund at the time of entering into the transaction. The Fund has not established any limit on the percentage of its assets that may be committed in connection with these transactions.
When the Fund purchases securities in these transactions, the Fund segregates liquid securities in an amount equal to the amount of its purchase commitments.

     No assurance can be given that a security purchased on a when issued basis will be issued or that a security purchased or sold through a forward commitment will be delivered. The value of securities in these transactions on the delivery date may be more or less than the Fund's purchase price. The Fund may bear the risk of a decline in the value of the security in these transactions and may not benefit from an appreciation in the value of the security during the commitment period.

     Repurchase Agreements and Purchase and Sale Contracts. The Fund may invest in securities pursuant to repurchase agreements or purchase and sale contracts. Repurchase agreements and purchase and sale contracts may be entered into only with financial institutions which (i) have, in the opinion of Fund management, substantial capital relative to the Fund's exposure, or
(ii) have provided the Fund with a third-party guaranty or other credit enhancement. Under a repurchase agreement or a purchase and sale contract, the seller agrees, upon entering into the contract with the Fund, to repurchase the security at a mutually agreed upon time and price in a specified currency, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period although it may be affected by currency fluctuations. In the case of repurchase agreements, the price at which the trades are conducted do not reflect accrued interest on the underlying obligation; whereas, in the case of purchase and sale contracts, the prices take into account accrued interest. Such agreements usually cover short periods, such as under one week. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. In the case of a repurchase agreement, as a purchaser, the Fund will require the seller to provide additional collateral if the market value of the securities falls below the repurchase price at any time during the term of the repurchase agreement; the Fund does not have the right to seek additional collateral in the case of purchase and sale contracts. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Fund but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, the Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the collateral. A purchase and sale contract differs from a repurchase agreement in that the contract arrangements stipulate that the securities are owned by the Fund. In the event of a default under such a repurchase agreement or under a purchase and sale contract, instead of the contractual fixed rate, the rate of return to the Fund shall be dependent upon intervening fluctuations of the market value of such securities and the accrued interest on the securities. In such event, the Fund would have rights against the seller for breach of contract with respect to any losses arising from market fluctuations following the failure of the seller to perform. While the substance of purchase and sale contracts is similar to repurchase agreements, because of the different treatment with respect to accrued interest and additional collateral, Fund management believes that purchase and sale contracts are not repurchase agreements as such term is understood in the banking and brokerage community. The Fund may not invest more than 15% of its net assets in repurchase agreements or purchase and sale contracts maturing in more than seven days together with all other illiquid investments.

     Securities Lending. The Fund may lend securities with a value not exceeding 33 1/3% of its total assets to banks, brokers and other financial institutions. In return, the Fund receives collateral in cash or securities issued or guaranteed by the U.S. Government which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. When the Fund receives securities as collateral for the loaned securities, the Fund typically receives the income on both the loaned securities and the collateral and, as a result, the Fund's yield may increase. When the Fund receives cash collateral, it may invest such cash collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. The Fund may receive a fee for its loans. Loans of securities by the Fund are terminable at any time and the borrower, after notice, is required to return borrowed securities to the Fund within five business days. The Fund may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities to the Fund because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

     Standby Commitment Agreements. The Fund may enter into standby commitment agreements. These agreements commit the Fund, for a stated period of time, to purchase a stated amount of securities which may be issued and sold to the Fund at the option of the issuer. The price of the security is fixed at the time of the commitment. At the time of entering into the agreement the Fund is paid a commitment fee, regardless of whether or not the security is ultimately issued. The Fund will enter into such agreements for the purpose of investing in the security underlying the commitment at a price that is considered advantageous to the Fund. The Fund will not enter into a standby commitment with a remaining term in excess of 45 days and will limit its investment in such commitments so that the aggregate purchase price of securities subject to such commitments, together with the value of portfolio securities subject to legal restrictions on resale that affect their marketability, will not exceed 15% of its net assets taken at the time of the commitment. The Fund segregates liquid assets in an aggregate amount equal to the purchase price of the securities underlying the commitment.

     No assurance can be given that the securities subject to a standby commitment will be issued, and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, the Fund may bear the risk of a decline in the value of such security and may not benefit from an appreciation in the value of the security during the commitment period.

     The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued, and the value of the security thereafter will be reflected in the calculation of the Fund's net asset value. The cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.

     Suitability. The economic benefit of an investment in the Fund depends upon many factors beyond the control of the Fund, the Manager and its affiliates. The Fund should be considered a vehicle for diversification and not as a balanced investment program. The suitability for any particular investor of a purchase of shares in the Fund will depend on, among other things, such investor's investment objectives and such investor's ability to accept the risks associated with investing in a smaller number of equity securities, including the risk of loss of principal.

Investment Restrictions

     The Fund has adopted the following restrictions and policies relating to the investment of the Fund's assets and its activities. The fundamental restrictions set forth below may not be changed without the approval of the holders of a majority of the Fund's outstanding voting securities (which for this purpose and under the Investment Company Act means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). Unless otherwise provided, all references to the Fund's assets below are in terms of current market value. The Fund may not:

          1. Make an investment inconsistent with the Fund's classification as a diversified company under the Investment Company Act.

          2. Invest more than 25% of its total assets, taken at market value at the time of each investment, in the securities of issuers in any particular industry (excluding the U.S. Government and its agencies and instrumentalities).

          3. Make investments for the purpose of exercising control or management. Investments by the Fund in wholly-owned investment entities created under the laws of certain countries will not be deemed the making of investments for the purpose of exercising control or management.

          4. Purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

          5. Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in governmental obligations, commercial paper, pass-through instruments, certificates of deposit, bankers' acceptances, repurchase agreements, purchase and sale contracts or any similar instruments shall not be deemed to be the making of a loan, and except further that the Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Fund's Prospectus and Statement of Additional Information, as they may be amended from time to time.

          6. Issue senior securities to the extent such issuance would violate applicable law.

          7. Borrow money, except that (i) the Fund may borrow from banks (as defined in the Investment Company Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) the Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) the Fund may purchase securities on margin to the extent permitted by applicable law. The Fund may not pledge its assets other than to secure such borrowings or, to the extent permitted by the Fund's investment policies as set forth in its Prospectus and Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies.

          8. Underwrite securities of other issuers except insofar as the Fund technically may be deemed an underwriter under the Securities Act in selling portfolio securities.

          9. Purchase or sell commodities or contracts on commodities, except to the extent that the Fund may do so in accordance with applicable law and the Fund's Prospectus and this Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

     Under the Fund's non-fundamental investment restrictions, which may be changed by the Board of Directors without shareholder approval, the Fund may not:

          a. Purchase securities of other investment companies, except to the extent such purchases are permitted by applicable law. As a matter of policy, however, the Fund will not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) (the "fund of funds" provisions) of the Investment Company Act, at any time its shares are owned by another investment company that is part of the same group of investment companies as the Fund.

          b. Make short sales of securities or maintain a short position, except to the extent permitted by applicable law. The Fund currently does not intend to engage in short sales, except short sales "against the box."

          c. Invest in securities that cannot be readily resold because of legal or contractual restrictions or that cannot otherwise be marketed, redeemed or put to the issuer or a third party, if at the time of acquisition more than 15% of its net assets would be invested in such securities. This restriction shall not apply to securities that mature within seven days or securities that the Directors of the Fund have otherwise determined to be liquid pursuant to applicable law. Securities purchased in accordance with Rule 144A under the Securities Act (which are restricted securities that can be resold to qualified institutional buyers, but not to the general public) and determined to be liquid by the Board of Directors of the Fund are not subject to the limitations set forth in this investment restriction.

          d. Notwithstanding fundamental investment restriction (7) above, borrow money or pledge its assets, except that the Fund (a) may borrow from a bank as a temporary measure for extraordinary or emergency purposes or to meet redemption in amounts not exceeding 33 1/3% (taken at market value) of its total assets and pledge its assets to secure such borrowing, (b) may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (c) may purchase securities on margin to the extent permitted by applicable law. However, at the present time, applicable law prohibits the Fund from purchasing securities on margin. The deposit or payment by the Fund of initial or variation margin in connection with financial futures contracts or options transactions is not considered to be the purchase of a security on margin. The purchase of securities while a borrowing is outstanding will have the effect of leveraging the Fund. Such leveraging or borrowing increases the Fund's exposure to capital risk and borrowed funds are subject to interest costs which will reduce net income. The Fund will not purchase securities while borrowing exceeds 5% of its total assets.

     The staff of the Commission has taken the position that purchased OTC options and the assets used as cover for written OTC options are illiquid securities. Therefore, the Fund has adopted an investment policy pursuant to which it will not purchase or sell OTC options (including OTC options on futures contracts) if, as a result of such transaction, the sum of the market value of OTC options currently outstanding that are held by the Fund, the market value of the underlying securities covered by OTC call options currently outstanding that were sold by the Fund and margin deposits on the Fund's existing OTC options on financial futures contracts exceeds 15% of the net assets of the Fund, taken at market value, together with all other assets of the Fund that are illiquid or are not otherwise readily marketable. However, if the OTC option is sold by the Fund to a primary U.S. Government securities dealer recognized by the Federal Reserve Bank of New York and if the Fund has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Fund will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (i.e., current market value of the underlying securities minus the option's strike price). The repurchase price with the primary dealers is typically a formula price that is generally based on a multiple of the premium received for the option, plus the amount by which the option is "in-the-money." This policy as to OTC options is not a fundamental policy of the Fund and may be amended by the Board of Directors of the Fund without the approval of the Fund's shareholders. However, the Fund will not change or modify this policy prior to the change or modification by the Commission staff of its position.

     In addition, as a non-fundamental policy that may be changed by the Board of Directors and to the extent required by the Commission or its staff, the Fund will, for purposes of fundamental investment restriction (2), treat securities issued or guaranteed by the government of any one foreign country as the obligations of a single issuer.

     As another non-fundamental policy, the Fund will not invest in securities that are (a) subject to material legal restrictions on repatriation of assets or (b) cannot be readily resold because of legal or contractual restrictions or which are not otherwise readily marketable, including repurchase agreements and purchase and sales contracts maturing in more than seven days, if, regarding all such securities, more than 15% of its net assets, taken at market value would be invested in such securities.

     Because of the affiliation of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") with the Manager, the Fund is prohibited from engaging in certain transactions involving Merrill Lynch or its affiliates except for brokerage transactions permitted under the Investment Company Act involving only usual and customary commissions or transactions pursuant to an exemptive order under the Investment Company Act. See "Portfolio Transactions and Brokerage." Without such an exemptive order the Fund would be prohibited from engaging in portfolio transactions with Merrill Lynch or any of its affiliates acting as principal.

Portfolio Turnover

     Generally, the Fund will not purchase securities for short-term trading profits. However, the Fund may dispose of securities without regard to the time they have been held when such actions, for defensive or other reasons, appear advisable to the Manager in light of a change in circumstances in general market, economic or financial conditions. As a result of its investment policies, the Fund may engage in a substantial number of portfolio transactions. Accordingly, while the Fund anticipates that its annual portfolio turnover rate should not exceed 100% under normal conditions, it is impossible to predict portfolio turnover rates. The portfolio turnover rate is calculated by dividing the lesser of the Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the portfolio during the year. A high portfolio turnover rate involves certain tax consequences such as an increase in capital gain dividends. High portfolio turnover may also involve correspondingly greater transaction costs in the form of dealer spreads and brokerage commissions, which are borne by the Fund.


                            MANAGEMENT OF THE FUND

Directors and Officers

     The Directors of the Fund consist of __________ individuals, _________ of whom are not "interested persons" of the Fund as defined in the Investment Company Act. The Directors of the Fund are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the Investment Company Act.

     Information about the Directors and executive officers of the Fund, their ages and their principal occupations for at least the last five years are set forth below. Unless otherwise noted, the address of each Director, executive officer and the portfolio manager is P.O. Box 9011, Princeton, New Jersey 08543-9011.

     [TO BE PROVIDED BY AMENDMENT]

-----------
(1)  Interested person, as defined in the Investment Company Act, of the Fund.
(2) Such Director or officer is a trustee, director or officer of other investment companies for which the Manager, or one of its affiliates, acts as investment adviser or manager.
(3) Member of the Fund's Audit and Nominating Committee, which is responsible for the selection of the independent auditors and the selection and nomination of non-interested Directors.


     Robert C. Doll, Jr. is the portfolio manager of the blend portion and aggressive growth portion of the Fund's portfolio. Lawrence R. Fuller is the portfolio manager of the growth portion of the portfolio. D. Tysen Nutt, Jr. is the portfolio manager of the relative value portion of the portfolio. Kevin Rendino is the portfolio manager of the deep value portion of the Fund.

     As of __________ __, 2001, the officers and Directors of the Fund as a group (__ persons) owned an aggregate of less than 1% of the outstanding shares of common stock of Merrill Lynch & Co., Inc. ("ML & Co.") and owned an aggregate of less than 1% of the outstanding shares of the Fund.

     As of __________ __, 2001, the Manager owned 100% of the shares of common stock of the Fund.

Compensation of Directors

     The Fund pays fees to each non-interested Director for service to the Fund. Each non-interested Director receives an aggregate annual retainer of $__________ for his or her services to multiple investment companies advised by the Manager or its affiliate, MLIM ("MLIM/FAM-advised funds"). The portion of the annual retainer allocated to each MLIM/FAM-advised fund is determined quarterly based on the relative net assets of each fund. In addition, each non-interested Director receives a fee per in-person Board meeting attended and per in-person Audit and Nominating Committee meeting attended. The annual per meeting fees paid to non-interested Directors aggregate $_________ for all MLIM/FAM-advised funds for which the Directors serve and are allocated equally among those funds. The Fund also reimburses the non-interested Directors for actual out-of-pocket expenses relating to attendance at meetings. The Audit and Nominating Committee consists of all of the non-interested Directors of the Fund.

     The following table sets forth the estimated compensation to be earned by the non-interested Directors for the fiscal year ending August 31, 2002 and the aggregate compensation paid to them from all investment companies advised by the Manager or its affiliate MLIM to the non-affiliated Directors for the calendar year ended December 31, 2000.

                                                                    Pension Or                         Aggregate
                                                                    Retirement        Estimated       Compensation
                                                                 Benefits Accrued       Annual       from Fund and
                                 Position with   Compensation    As Part Of Fund    Benefits Upon   Other MLIM/FAM-
Name                                  Fund         From Fund         Expense          Retirement    Advised Funds(1)
----                             -------------   ------------    ----------------   -------------   ---------------








---------
(1)  In addition to the Fund, the Directors serve on the boards of MLIM/FAM-advised funds as follows:
     _______________ (__ registered investment companies consisting of __ portfolios); _______________
     (__ registered investment companies consisting of __ portfolios); _______________ (__ registered investment companies consisting of __ portfolios); _______________ (__ registered investment companies consisting of __ portfolios) and _______________(__ registered investment companies consisting of __ portfolios).


     The Directors of the Fund may be eligible for reduced sales charges on purchases of Class A shares. See "Reduced Initial Sales Charges -- Purchase Privileges of Certain Persons."

Management, Advisory and Administrative Arrangements

     Management Services and Management Fee. The Manager provides the Fund with investment advisory and management services. Subject to the supervision of the Directors, the Manager is responsible for the actual management of the Fund's portfolio and constantly reviews the Fund's holdings in light of its own research analysis and that from other relevant sources. The responsibility for making decisions to buy, sell or hold a particular security rests with the Manager. The Fund has entered into a management agreement with the Manager (the "Management Agreement"), pursuant to which the Manager receives for its services to the Fund monthly compensation at the annual rate of _____% of the average daily net assets of the Fund.

     The Manager has also entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with Merrill Lynch Asset Management U.K. Limited (the "Sub-Adviser"), pursuant to which the Sub-Adviser provides investment advisory services to the Manager with respect to the Fund.

     The Management Agreement obligates the Manager to provide investment advisory services and to pay all compensation of and furnish office space for officers and employees of the Fund connected with investment and economic research, trading and investment management of the Fund, as well as the compensation of all Directors of the Fund who are affiliated persons of the Manager.

     Organization of the Manager. The Manager is a limited partnership, the partners of which are ML & Co., a financial services holding company and the parent of Merrill Lynch, and Princeton Services. ML & Co. and Princeton Services are "controlling persons" of the Manager as defined under the Investment Company Act because of their ownership of its voting securities and their power to exercise a controlling influence over its management or policies.

     The following entities may be considered "controlling persons" of the Sub-Adviser: Merrill Lynch Europe PLC (the Sub-Adviser's parent), a subsidiary of Merrill Lynch International Holdings, Inc., a subsidiary of Merrill Lynch International, Inc., a subsidiary of ML & Co.

     Duration and Termination. Unless earlier terminated as described below, the Management Agreement and Sub-Advisory Agreement will each remain in effect for two years from its effective date. Thereafter, each will remain in effect from year to year if approved annually (a) by the Directors of the Fund or by a majority of the outstanding shares of the Fund and (b) by a majority of the Directors who are not parties to such contract or interested persons (as defined in the Investment Company Act) of any such party. Such contract is not assignable and may be terminated without penalty on 60 days' written notice at the option of either party thereto or by the vote of the shareholders of the Fund.

     Administrative Services and Administration Fee. The Fund has entered into an administration agreement (the "Administration Agreement") with Fund Asset Management, L.P., as administrator (in such capacity, the "Administrator"). The Administrator receives for its services to the Fund monthly compensation at the annual rate of 0.25% of the average daily net assets of the Fund.

     The Administration Agreement obligates the Administrator to provide certain administrative services to the Fund and to pay, or cause its affiliates to pay, for maintaining its staff and personnel and to provide office space, facilities and necessary personnel for the Fund. The Administrator is also obligated to pay, or cause its affiliates to pay, the compensation of those officers and Directors who are affiliated persons of the Administrator or any of its affiliates. The Fund pays, or causes to be paid, all other expenses incurred in the operation of the Fund (except to the extent paid by the Distributor) including, among other things, taxes, expenses for legal and auditing services, costs of printing proxies, stock certificates, shareholder reports, prospectuses and statements of additional information, charges of the custodian, any sub-custodian and the Transfer Agent (as defined below), expenses of portfolio transactions, expenses of redemption of shares, Commission fees, expenses of registering the shares under Federal, state or non-U.S. laws, fees and actual out-of-pocket expenses of Directors who are not affiliated persons of the Manager or Administrator, or of an affiliate of the Manager or Administrator, accounting and pricing costs (including the daily calculation of the net asset value), insurance, interest, brokerage costs, litigation and other extraordinary or non-recurring expenses, and other expenses properly payable by the Fund. The Distributor will pay certain of the expenses of the Fund incurred in connection with the continuous offering of its shares. Certain expenses will be financed by the Fund pursuant to distribution plans in compliance with Rule 12b-1 under the Investment Company Act. See "Purchase of Shares--Distribution Plans."

     Duration and Termination. Unless earlier terminated as described below, the Administration Agreement will remain in effect for two years from its effective date. Thereafter, it will remain in effect from year to year if approved annually (a) by the Board of Directors of the Fund or by a majority of the outstanding shares of the Fund and (b) by a majority of the Directors who are not parties to such contract or interested persons (as defined in the Investment Company Act) of any such party. Such contract is not assignable and may be terminated without penalty on 60 days' written notice at the option of either party thereto or by the vote of the shareholders of the Fund.

     Transfer Agency Services. Financial Data Services, Inc. (the "Transfer Agent"), a subsidiary of ML & Co., acts as the Fund's Transfer Agent pursuant to a Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement (the "Transfer Agency Agreement"). Pursuant to the Transfer Agency Agreement, the Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts. Pursuant to the Transfer Agency Agreement, the Transfer Agent receives a fee of between $16.00 and $20.00 per Class A or Class D account and between $19.00 and $23.00 per Class B or Class C account, depending on the level of services required. The Transfer Agent is entitled to reimbursement for certain transaction charges and out-of-pocket expenses incurred by the Transfer Agent under the Transfer Agency Agreement [and receives a 0.10% fee for certain accounts that participate in the Merrill Lynch Mutual Fund Advisor program]. For purposes of the Transfer Agency Agreement, the term "account" includes a shareholder account maintained directly by the Transfer Agent and any other account representing the beneficial interest of a person in the relevant share class on a recordkeeping system, provided the recordkeeping system is maintained by a subsidiary of ML & Co.

     Accounting Services. State Street Bank and Trust Company provides certain accounting services to the Fund. The Fund pays a fee for these services. The Administrator also provides certain accounting services to the Fund and the Fund reimburses the Administrator for the cost of these services.

     Distribution Expenses. The Fund has entered into a distribution agreement with the Distributor in connection with the continuous offering of shares of the Fund (the "Distribution Agreement"). The Distribution Agreement obligates the Distributor to pay certain expenses in connection with the offering of shares of the Fund. After the prospectuses, statements of additional information and periodic reports have been prepared, set in type and mailed to shareholders, the Distributor pays for the printing and distribution of copies thereof used in connection with the offering to dealers and investors. The Distributor also pays for other supplementary sales literature and advertising costs. The Distribution Agreement is subject to the same renewal requirements and termination provisions as the Management Agreement described above.

Code of Ethics

     The Board of Directors of the Fund has approved a Code of Ethics under Rule 17j-1 of the Investment Company Act that covers the Fund, the Manager, the Sub-Adviser and the Distributor. The Code of Ethics establishes procedures for personal investing and restricts certain transactions. Employees subject to the Code of Ethics may invest in securities for their personal investment accounts, including securities that may be purchased or held by the Fund.


                              PURCHASE OF SHARES

     Reference is made to "Your Account--How to Buy, Sell, Transfer and Exchange Shares" in the Prospectus for certain information as to the purchase of Fund shares.

     The Fund issues four classes of shares under the Merrill Lynch Select Pricing(SM) System: shares of Class A and Class D are sold to investors choosing the initial sales charge alternatives and shares of Class B and Class C are sold to investors choosing the deferred sales charge alternatives. Each Class A, Class B, Class C and Class D share of the Fund represents an identical interest in the investment portfolio of the Fund and has the same rights, except that Class B, Class C and Class D shares bear the expenses of the ongoing account maintenance fees (also known as service fees) and Class B and Class C shares bear the expenses of the ongoing distribution fees and the additional incremental transfer agency costs resulting from the deferred sales charge arrangements. The contingent deferred sales charges ("CDSCs"), distribution fees and account maintenance fees that are imposed on Class B and Class C shares, as well as the account maintenance fees that are imposed on Class D shares, are imposed directly against those classes and not against all assets of the Fund and, accordingly, such charges do not affect the net asset value of any other class or have any impact on investors choosing another sales charge option. Dividends paid by the Fund for each class of shares are calculated in the same manner at the same time and differ only to the extent that account maintenance and distribution fees and any incremental transfer agency costs relating to a particular class are borne exclusively by that class. Each class has different exchange privileges. See "Shareholder Services--Exchange Privilege."

     Investors should understand that the purpose and function of the initial sales charges with respect to the Class A and Class D shares are the same as those of the CDSCs and distribution fees with respect to the Class B and Class C shares in that the sales charges and distribution fees applicable to each class provide for the financing of the distribution of the shares of the Fund. The distribution-related revenues paid with respect to a class will not be used to finance the distribution expenditures of another class. Sales personnel may receive different compensation for selling different classes of shares.

     The Merrill Lynch Select Pricing(SM) System is used by more than 50 registered investment companies advised by MLIM or FAM. Funds advised by MLIM or FAM that use the Merrill Lynch Select Pricing(SM) System are referred to herein as "Select Pricing Funds."

     The Fund offers its shares at a public offering price equal to the next determined net asset value per share plus any sales charge applicable to the class of shares selected by the investor. The applicable offering price for purchase orders is based upon the net asset value of the Fund next determined after receipt of the purchase order by the Distributor. As to purchase orders received by securities dealers or other financial intermediaries prior to the close of business on the New York Stock Exchange (the "NYSE") (generally 4:00 p.m., Eastern time) which includes orders received after the determination of net asset value on the previous day, the applicable offering price will be based on the net asset value on the day the order is placed with the Distributor, provided that the orders are received by the Distributor prior to 30 minutes after the close of business on the NYSE on that day. If the purchase orders are not received prior to 30 minutes after the close of business on the NYSE on that day, such orders shall be deemed received on the next business day. Dealers or other financial intermediaries have the responsibility of submitting purchase orders to the Fund not later than 30 minutes after the close of business on the NYSE in order to purchase shares at that day's offering price.

     The Fund or the Distributor may suspend the continuous offering of the Fund's shares of any class at any time in response to conditions in the securities markets or otherwise and may thereafter resume such offering from time to time. Any order may be rejected by the Fund or the Distributor. Neither the Distributor nor the securities dealers or other financial intermediaries are permitted to withhold placing orders to benefit themselves by a price change. Certain securities dealers may charge a processing fee to confirm a sale of shares to such customers. For example, the fee currently charged by Merrill Lynch is $5.35. Purchases made directly through the Transfer Agent are not subject to the processing fee.

Initial Sales Charge Alternatives-- Class A and Class D Shares

     Investors who prefer an initial sales charge alternative may elect to purchase Class D shares or, if an eligible investor, Class A shares. Investors choosing the initial sales charge alternatives who are eligible to purchase Class A shares should purchase Class A shares rather than Class D shares because there is an account maintenance fee imposed on Class D shares. Investors qualifying for significantly reduced initial sales charges may find the initial sales charge alternative particularly attractive because similar sales charge reductions are not available with respect to the deferred sales charges imposed in connection with purchases of Class B or Class C shares. Investors not qualifying for reduced initial sales charges who expect to maintain their investment for an extended period of time also may elect to purchase Class A or Class D shares, because over time the accumulated ongoing account maintenance and distribution fees on Class B or Class C shares may exceed the initial sales charges and, in the case of Class D shares, the account maintenance fee. Although some investors who previously purchased Class A shares may no longer be eligible to purchase Class A shares of other Select Pricing Funds, those previously purchased Class A shares, together with Class B, Class C and Class D share holdings, will count toward a right of accumulation which may qualify the investor for a reduced initial sales charge on new initial sales charge purchases. In addition, the ongoing Class B and Class C account maintenance and distribution fees will cause Class B and Class C shares to have higher expense ratios, pay lower dividends and have lower total returns than the initial sales charge shares. The ongoing Class D account maintenance fees will cause Class D shares to have a higher expense ratio, pay lower dividends and have a lower total return than Class A shares.

     The term "purchase," as used in the Prospectus and this Statement of Additional Information in connection with an investment in Class A and Class D shares of the Fund, refers to a single purchase by an individual or to concurrent purchases, which in the aggregate are at least equal to the prescribed amounts, by an individual, his or her spouse and their children under the age of 21 years purchasing shares for his, her or their own account and to single purchases by a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account although more than one beneficiary is involved. The term "purchase" also includes purchases by any "company," as that term is defined in the Investment Company Act, but does not include purchases by any such company that has not been in existence for at least six months or which has no purpose other than the purchase of shares of the Fund or shares of other registered investment companies at a discount; provided, however, that it shall not include purchases by any group of individuals whose sole organizational nexus is that the participants therein are credit cardholders of a company, policyholders of an insurance company, customers of either a bank or broker-dealer or clients of an investment adviser.

Eligible Class A Investors

     Class A shares are offered to a limited group of investors and also will be issued upon reinvestment of dividends on outstanding Class A shares. Investors who currently own Class A shares in a shareholder account, including participants in the Merrill Lynch BlueprintSM Program, are entitled to purchase additional Class A shares of the Fund in that account. Certain employee-sponsored retirement or savings plans, including eligible 401(k) plans, may purchase Class A shares at net asset value provided such plans meet the required minimum number of eligible employees or required amount of assets advised by the Manager or any of its affiliates. Class A shares are available at net asset value to corporate warranty insurance reserve fund programs and U.S. branches of foreign banking institutions provided that the program or bank has $3 million or more initially invested in Select Pricing Funds. Also eligible to purchase Class A shares at net asset value are participants in certain investment programs including TMA(SM) Managed Trusts to which Merrill Lynch Trust Company provides discretionary trustee services, collective investment trusts for which Merrill Lynch Trust Company serves as trustee and certain purchases made in connection with certain fee-based programs. In addition, Class A shares are offered at net asset value to ML & Co. and its subsidiaries and their directors and employees and to members of the Boards of MLIM/FAM-advised investment companies. Certain persons who acquired shares of certain MLIM/FAM-advised closed-end funds in their initial offerings who wish to reinvest the net proceeds from a sale of their closed-end fund shares of common stock in shares of the Fund also may purchase Class A shares of the Fund if certain conditions are met. In addition, Class A shares of the Fund and certain other Select Pricing Funds are offered at net asset value to shareholders of certain MLIM/FAM-advised continuously offered closed-end funds who wish to reinvest the net proceeds from a sale of certain of their shares of common stock pursuant to a tender offer conducted by such funds. See "Purchase of Shares -- Closed-End Fund Reinvestment Options."

     The Distributor may reallow discounts to selected securities dealers and other financial intermediaries and retain the balance over such discounts. At times the Distributor may reallow the entire sales charge to such dealers. Since securities dealers and other financial intermediaries selling Class A and Class D shares of the Fund will receive a concession equal to most of the sales charge, they may be deemed to be underwriters under the Securities Act.

Reduced Initial Sales Charges

     Reductions in or exemptions from the imposition of a sales load are due to the nature of the investors and/or the reduced sales efforts that will be needed to obtain such investments.

     Reinvested Dividends. No initial sales charges are imposed upon Class A and Class D shares issued as a result of the automatic reinvestment of dividends.

     Rights of Accumulation. Reduced sales charges are applicable through a right of accumulation under which eligible investors are permitted to purchase shares of the Fund subject to an initial sales charge at the offering price applicable to the total of (a) the public offering price of the shares then being purchased plus (b) an amount equal to the then current net asset value or cost, whichever is higher, of the purchaser's combined holdings of all classes of shares of the Fund and of any other Select Pricing Funds. For any such right of accumulation to be made available, the Distributor must be provided at the time of purchase, by the purchaser or the purchaser's securities dealer or other financial intermediaries, with sufficient information to permit confirmation of qualification. Acceptance of the purchase order is subject to such confirmation. The right of accumulation may be amended or terminated at any time. Shares held in the name of a nominee or custodian under pension, profit-sharing or other employee benefit plans may not be combined with other shares to qualify for the right of accumulation.

     Letter of Intent. Reduced sales charges are applicable to purchases aggregating $25,000 or more of Class A or Class D shares of the Fund or any other Select Pricing Funds made within a 13-month period starting with the first purchase pursuant to the Letter of Intent. The Letter of Intent is available only to investors whose accounts are established and maintained at the Fund's Transfer Agent. The Letter of Intent is not available to employee benefit plans for which affiliates of the Manager provide plan participant record-keeping services. The Letter of Intent is not a binding obligation to purchase any amount of Class A or Class D shares; however, its execution will result in the purchaser paying a lower sales charge at the appropriate quantity purchase level. A purchase not originally made pursuant to a Letter of Intent may be included under a subsequent Letter of Intent executed within 90 days of such purchase if the Distributor is informed in writing of this intent within such 90-day period. The value of Class A and Class D shares of the Fund and other Select Pricing Funds presently held, at cost or maximum offering price (whichever is higher), on the date of the first purchase under the Letter of Intent, may be included as a credit toward the completion of such Letter, but the reduced sales charge applicable to the amount covered by such Letter will be applied only to new purchases. If the total amount of shares does not equal the amount stated in the Letter of Intent (minimum of $25,000), the investor will be notified and must pay, within 20 days of the execution of such Letter, the difference between the sales charge on the Class A or Class D shares purchased at the reduced rate and the sales charge applicable to the shares actually purchased through the Letter. Class A or Class B shares equal to at least 5.0% of the intended amount will be held in escrow during the 13-month period (while remaining registered in the name of the purchaser) for this purpose. The first purchase under the Letter of Intent must be at least 5.0% of the dollar amount of such Letter. If a purchase during the term of such Letter would otherwise be subject to a further reduced sales charge based on the right of accumulation, the purchaser will be entitled on that purchase and subsequent purchases to that further reduced percentage sales charge but there will be no retroactive reduction of the sales charge on any previous purchase.

     The value of any shares redeemed or otherwise disposed of by the purchaser prior to termination or completion of the Letter of Intent will be deducted from the total purchases made under such Letter. An exchange from the Summit Cash Reserves Fund ("Summit"), a series of Financial Institutions Series Trust, into the Fund that creates a sales charge will count toward completing a new or existing Letter of Intent from the Fund.

     TMA(SM) Managed Trusts. Class A shares are offered at net asset value to TMA(SM) Managed Trusts to which Merrill Lynch Trust Company provides discretionary trustee services.

     Employer-Sponsored Retirement or Savings Plans and Certain Other Arrangements Through GES. Through GES, certain employer-sponsored retirement or savings plans and certain other arrangements may purchase Class A or Class D shares at net asset value, based on the number of employees or number of employees eligible to participate in the plan, the aggregate amount invested by the plan in specified investments and/or the services provided by Merrill Lynch to the plan.

     Purchase Privileges of Certain Persons. Directors of the Fund, members of the Boards of other MLIM/FAM-advised investment companies, ML & Co. and its subsidiaries (the term "subsidiaries," when used herein with respect to ML & Co., includes the Manager, MLIM and certain other entities directly or indirectly wholly owned and controlled by ML & Co.) and their directors and employees and any trust, pension, profit-sharing or other benefit plan for such persons, may purchase Class A shares of the Fund at net asset value. The Fund realizes economies of scale and reduction of sales-related expenses by virtue of the familiarity of these persons with the Fund. Employees and directors or trustees wishing to purchase shares of the Fund must satisfy the Fund's suitability standards.

     Class D shares of the Fund are offered at net asset value, without a sales charge, to an investor that has a business relationship with a Financial Advisor who joined Merrill Lynch from another investment firm within six months prior to the date of purchase by such investor, if the following conditions are satisfied: first, the investor must advise Merrill Lynch that it will purchase Class D shares of the Fund with proceeds from a redemption of shares of a mutual fund that was sponsored by the Financial Advisor's previous firm and was subject to a sales charge either at the time of purchase or on a deferred basis; and second, the investor must establish that such redemption had been made within 60 days prior to the investment in the Fund and the proceeds from the redemption had been maintained in the interim in cash or a money market fund.

     Class D shares of the Fund are also offered at net asset value, without a sales charge, to an investor that has a business relationship with a Merrill Lynch Financial Advisor and that has invested in a mutual fund sponsored by a non-Merrill Lynch company for which Merrill Lynch has served as a selected dealer and where Merrill Lynch has either received or given notice that such arrangement will be terminated ("notice") if the following conditions are satisfied: first, the investor must purchase Class D shares of the Fund with proceeds from a redemption of shares of such other mutual fund and the shares of such other fund were subject to a sales charge either at the time of purchase or on a deferred basis; and, second, such purchase of Class D shares must be made within 90 days after such notice.

     Class D shares of the Fund are offered at net asset value, without a sales charge, to an investor that has a business relationship with a Merrill Lynch Financial Advisor and that has invested in a mutual fund for which Merrill Lynch has not served as a selected dealer if the following conditions are satisfied: first, the investor must advise Merrill Lynch that it will purchase Class D shares of the Fund with proceeds from the redemption of shares of such other mutual fund and that such shares have been outstanding for a period of no less than six months; and, second, such purchase of Class D shares must be made within 60 days after the redemption and the proceeds from the redemption must be maintained in the interim in cash or a money market fund.

     Acquisition of Certain Investment Companies. Class D shares may be offered at net asset value in connection with the acquisition of the assets of or merger or consolidation with a personal holding company or a public or private investment company.

     Purchases Through Certain Financial Intermediaries. Reduced sales charges may be applicable for purchases of Class A or Class D shares of the Fund through certain financial advisers, selected securities dealers and other financial intermediaries that meet and adhere to standards established by the Distributor from time to time.

Deferred Sales Charge Alternatives-- Class B and Class C Shares

     Investors choosing the deferred sales charge alternatives should consider Class B shares if they intend to hold their shares for an extended period of time and Class C shares if they are uncertain as to the length of time they intend to hold their assets in Select Pricing Funds.

     Because no initial sales charges are deducted at the time of the purchase, Class B and Class C shares provide the benefit of putting all of the investor's dollars to work from the time the investment is made. The deferred sales charge alternatives may be particularly appealing to investors that do not qualify for the reduction in initial sales charges. Both Class B and Class C shares are subject to ongoing account maintenance fees and distribution fees; however, the ongoing account maintenance and distribution fees potentially may be offset to the extent any return is realized on the additional funds initially invested in Class B or Class C shares. In addition, Class B shares will be converted into Class D shares of the Fund after a conversion period of approximately eight years, and thereafter investors will be subject to lower ongoing fees.

     The public offering price of Class B and Class C shares for investors choosing the deferred sales charge alternatives is the next determined net asset value per share without the imposition of a sales charge at the time of purchase. See "Pricing of Shares--Determination of Net Asset Value" below.

Contingent Deferred Sales Charges-- Class B Shares

     Class B shares that are redeemed within six years of purchase may be subject to a CDSC at the rates set forth below charged as a percentage of the dollar amount subject thereto. In determining whether a CDSC is applicable to a redemption, the calculation will be determined in the manner that results in the lowest applicable rate being charged. The charge will be assessed on an amount equal to the lesser of the proceeds of redemption or the cost of the shares being redeemed. Accordingly, no CDSC will be imposed on increases in net asset value above the initial purchase price. In addition, no CDSC will be assessed on shares derived from reinvestment of dividends. It will be assumed that the redemption is first of shares held for over six years or shares acquired pursuant to reinvestment of dividends and then of shares held longest during the six-year period. A transfer of shares from a shareholder's account to another account will be assumed to be made in the same order as a redemption.

     The following table sets forth the Class B CDSC:

                                                    CDSC as a Percentage of
                                                     Dollar Amount Subject
      Year Since Purchase Payment Made                     to Charge
      --------------------------------              -----------------------

      0-1........................................             4.0%
      1-2........................................             4.0%
      2-3........................................             3.0%
      3-4........................................             3.0%
      4-5........................................             2.0%
      5-6........................................             1.0%
      6 and thereafter...........................             None


     To provide an example, assume an investor purchased 100 shares at $10 per share (at a cost of $1,000) and in the third year after purchase, the net asset value per share is $12 and, during such time, the investor has acquired 10 additional shares upon dividend reinvestment. If at such time the investor makes his or her first redemption of 50 shares (proceeds of $600), 10 shares will not be subject to a CDSC because of dividend reinvestment. With respect to the remaining 40 shares, the charge is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds will be charged at a rate of 3.0% (the applicable rate in the third year after purchase).

     The Class B CDSC may be waived on redemptions of shares in connection with certain post-retirement withdrawals from an Individual Retirement Account ("IRA") or other retirement plan or following the death or disability (as defined in the Internal Revenue Code of 1986, as amended) of a shareholder (including one who owns the Class B shares as joint tenant with his or her spouse), provided the redemption is requested within one year of the death or initial determination of disability, or if later, reasonably promptly following completion of probate. The Class B CDSC also may be waived on redemption of shares by certain eligible 401(a) and 401(k) plans through eligible GES accounts. The CDSC may also be waived for any Class B shares that are purchased by eligible 401(k) or eligible 401(a) plans that are rolled over into a Merrill Lynch or Merrill Lynch Trust Company custodied IRA and held in such account at the time of redemption. The Class B CDSC also may be waived for any Class B shares that are purchased by a Merrill Lynch rollover IRA that was funded by a rollover from a terminated 401(k) plan managed by the MLIM Private Portfolio Group and held in such account at the time of redemption. The Class B CDSC also may be waived in connection with involuntary termination of an account in which Fund shares are held or for withdrawals through the Merrill Lynch Systematic Withdrawal Plan. See "Shareholder Services--Fee-Based Programs" and "--Systematic Withdrawal Plan."

     Employer-Sponsored Retirement or Savings Plans and Certain Other Arrangements Through GES. Through GES, certain employer-sponsored retirement or savings plans and certain other arrangements may purchase Class B shares with a waiver of the CDSC upon redemption, based on the number of employees or number of employees eligible to participate in the plan, the aggregate amount invested by the plan in specified investments and/or the services provided by Merrill Lynch to the plan. Such Class B shares will convert into Class D shares approximately ten years after the plan purchases the first share of any Select Pricing fund. Minimum purchase requirements may be waived or varied for such plans.

     Conversion of Class B Shares to Class D Shares. After approximately eight years (the "Conversion Period"), Class B shares will be converted automatically into Class D shares of the Fund. Class D shares are subject to an ongoing account maintenance fee of 0.25% of the average daily net assets but are not subject to the distribution fee that is borne by Class B shares. Automatic conversion of Class B shares into Class D shares will occur at least once each month (on the "Conversion Date") on the basis of the relative net asset value of the shares of the two classes on the Conversion Date, without the imposition of any sales load, fee or other charge. Conversion of Class B shares to Class D shares will not be deemed a purchase or sale of the shares for Federal income tax purposes.

     In addition, shares purchased through reinvestment of dividends on Class B shares also will convert automatically to Class D shares. The Conversion Date for dividend reinvestment shares will be calculated taking into account the length of time the shares underlying such dividend reinvestment shares were outstanding. If at the Conversion Date the conversion of Class B shares to Class D shares of the Fund in a single account will result in less than $50 worth of Class B shares being left in the account, all of the Class B shares of the Fund held in the account on the Conversion Date will be converted to Class D shares of the Fund.

     In general, Class B shares of equity Select Pricing Funds will convert approximately eight years after initial purchase and Class B shares of taxable and tax-exempt fixed income Select Pricing Funds will convert approximately ten years after initial purchase. If, during the Conversion Period, a shareholder exchanges Class B shares with an eight-year Conversion Period for Class B shares with a ten-year Conversion Period, or vice versa, the Conversion Period applicable to the Class B shares acquired in the exchange will apply and the holding period for the shares exchanged will be tacked on to the holding period for the shares acquired. The Conversion Period also may be modified for investors that participate in certain fee-based programs. See "Shareholder Services--Fee-Based Programs."

     Class B shareholders of the Fund exercising the exchange privilege described under "Shareholder Services--Exchange Privilege" will continue to be subject to the Fund's CDSC schedule if such schedule is higher than the CDSC schedule relating to the Class B shares acquired as a result of the exchange.

     Share certificates for Class B shares of the Fund to be converted must be delivered to the Transfer Agent at least one week prior to the Conversion Date applicable to those shares. In the event such certificates are not received by the Transfer Agent at least one week prior to the Conversion Date, the related Class B shares will convert to Class D shares on the next scheduled Conversion Date after such certificates are delivered.

Contingent Deferred Sales Charges-- Class C Shares

     Class C shares that are redeemed within one year of purchase may be subject to a 1.00% CDSC charged as a percentage of the dollar amount subject thereto. In determining whether a Class C CDSC is applicable to a redemption, the calculation will be determined in the manner that results in the lowest possible rate being charged. The charge will be assessed on an amount equal to the lesser of the proceeds of redemption or the cost of the shares being redeemed. Accordingly, no Class C CDSC will be imposed on increases in net asset value above the initial purchase price. In addition, no Class C CDSC will be assessed on shares derived from reinvestment of dividends. It will be assumed that the redemption is first of shares held for over one year or shares acquired pursuant to reinvestment of dividends and then of shares held longest during the one-year period. A transfer of shares from a shareholder's account to another account will be assumed to be made in the same order as a redemption. The Class C CDSC may be reduced or waived in connection with involuntary termination of an account in which Fund shares are held and withdrawals through the Merrill Lynch Systematic Withdrawal Plans. See "Shareholder Services--Systematic Withdrawal Plan."

     Class B and Class C Sales Charge Information. Merrill Lynch compensates its Financial Advisors for selling Class B and Class C shares at the time of purchase from its own funds. Proceeds from the CDSC and the distribution fee are paid to the Distributor and are used in whole or in part by the Distributor to defray the expenses of dealers or other financial intermediaries (including Merrill Lynch) related to providing distribution-related services to the Fund in connection with the sale of the Class B and Class C shares, such as the payment of compensation to financial advisors for selling Class B and Class C shares from a dealer's own funds. The combination of the CDSC and the ongoing distribution fee facilitates the ability of the Fund to sell the Class B and Class C shares without a sales charge being deducted at the time of purchase. See "Distribution Plans" below. Imposition of the CDSC and the distribution fee on Class B and Class C shares is limited by the National Association of Securities Dealers, Inc. (the "NASD") asset-based sales charge rule. See "Limitations on the Payment of Deferred Sales Charges" below.

Closed-End Fund Reinvestment Options

     Class A shares of the Fund ("Eligible Class A Shares") are offered at net asset value to holders of the common stock of certain closed-end funds advised by the Manager or MLIM who purchased such closed-end fund shares prior to October 21, 1994 (the date the Merrill Lynch Select Pricing(SM) System commenced operations) and wish to reinvest the net proceeds from a sale of such shares in Eligible Class A Shares, if the conditions set forth below are satisfied. Alternatively, holders of the common stock of closed-end funds who purchased such shares on or after October 21, 1994 and wish to reinvest the net proceeds from a sale of those shares may purchase Class A shares (if eligible to buy Class A shares) or Class D shares of the Fund ("Eligible Class D Shares") at net asset value if the following conditions are met. First, the sale of closed-end fund shares must be made through Merrill Lynch, and the net proceeds therefrom must be immediately reinvested in Eligible Class A or Eligible Class D Shares. Second, the closed-end fund shares must either have been acquired in that fund's initial public offering or represent dividends from shares of common stock acquired in such offering. Third, the closed-end fund shares must have been continuously maintained in a Merrill Lynch securities account. Fourth, there must be a minimum purchase of $250 to be eligible for the reinvestment option.

     Subject to the conditions set forth below, shares of the Fund are offered at net asset value to holders of the common stock of certain MLIM/FAM-advised continuously offered closed-end funds who wish to reinvest the net proceeds from a sale of such shares. Upon exercise of this reinvestment option, shareholders of Merrill Lynch Senior Floating Rate Fund, Inc. will receive Class A shares of the Fund, shareholders of Merrill Lynch Senior Floating Rate Fund II, Inc. will receive Class C shares of the Fund and shareholders of Merrill Lynch Municipal Strategy Fund, Inc. and Merrill Lynch High Income Municipal Bond Fund, Inc. will receive Class D shares of the Fund, except that shareholders of Merrill Lynch Municipal Strategy Fund, Inc. and Merrill Lynch High Income Municipal Bond Fund, Inc. who already own Class A shares of the Fund may be eligible to purchase additional Class A shares pursuant to this option, if such additional Class A shares will be held in the same account as the existing Class A shares and the other requirements pertaining to the reinvestment privilege are met.

     In order to exercise this reinvestment option, a shareholder of one of the above-referenced continuously offered closed-end funds (an "eligible fund") must sell his or her shares of common stock of the eligible fund (the "eligible shares") back to the eligible fund in connection with a tender offer conducted by the eligible fund and reinvest the proceeds immediately in the designated class of shares in the Fund. This option is available only with respect to eligible shares as to which no Early Withdrawal Charge or CDSC (each as defined in the eligible fund's prospectus) is applicable. Purchase orders from eligible fund shareholders who wish to exercise this reinvestment option will be accepted only on the day that the related tender offer terminates and will be effected at the net asset value of the designated class of shares of the Fund on such day. The Class C CDSC may be waived upon redemption of Class C shares purchased by an investor pursuant to this closed-end fund reinvestment option. Such waiver is subject to the requirement that the investor has held the tendered shares for a minimum of one year and to such other conditions as are set forth in the prospectus for the related closed-end fund.

Distribution Plans

     Reference is made to "Key Facts--Fees and Expenses" in the Prospectus for certain information with respect to the separate distribution plans for Class B, Class C and Class D shares of the Fund pursuant to Rule 12b-1 under the Investment Company Act (each a "Distribution Plan") with respect to the account maintenance and/or distribution fees paid by the Fund to the Distributor with respect to such classes.

     The Distribution Plan for each of the Class B, Class C and Class D shares provides that the Fund pays the Distributor an account maintenance fee relating to the shares of the relevant class, accrued daily and paid monthly, at the annual rate of 0.25% of the average daily net assets of the Fund attributable to shares of the relevant class in order to compensate the Distributor, Merrill Lynch, selected securities dealers or other financial intermediary (pursuant to a sub-agreement) in connection with account maintenance activities with respect to Class B, Class C and Class D shares. Each of those classes has exclusive voting rights with respect to the Distribution Plan adopted with respect to such class pursuant to which account maintenance and/or distribution fees are paid (except that Class B shareholders may vote upon any material changes to expenses charged under the Class D Distribution Plan).

     The Distribution Plan for each of the Class B and Class C shares provides that the Fund also pays the Distributor a distribution fee relating to the shares of the relevant class, accrued daily and paid monthly, at the annual rate of 0.75% of the average daily net assets of the Fund attributable to the shares of the relevant class in order to compensate the Distributor, Merrill Lynch, selected securities dealers or other financial intermediaries for providing shareholder and distribution services and bearing certain distribution-related expenses of the Fund, including payments to financial advisors, selected securities dealers and other financial intermediaries for selling Class B and Class C shares of the Fund. The Distribution Plans relating to Class B and Class C shares are designed to permit an investor to purchase Class B and Class C shares through selected securities dealers and other financial intermediaries without the assessment of an initial sales charge and at the same time permit the dealer to compensate its financial advisors, selected securities dealers and other financial intermediaries in connection with the sale of the Class B and Class C shares. In this regard, the purpose and function of the ongoing distribution fees and the CDSC are the same as those of the initial sales charge with respect to the Class A and Class D shares of the Fund in that the ongoing distribution fees and deferred sales charges provide for the financing of the distribution of the Fund's Class B and Class C shares.

     The Fund's Distribution Plans are subject to the provisions of Rule 12b-1 under the Investment Company Act. In their consideration of each Distribution Plan, the Directors must consider all factors they deem relevant, including information as to the benefits of the Distribution Plan to the Fund and the related class of shareholders. Each Distribution Plan further provides that, so long as the Distribution Plan remains in effect, the selection and nomination of non-interested Directors shall be committed to the discretion of the non-interested Directors then in office. In approving each Distribution Plan in accordance with Rule 12b-1, the non-interested Directors concluded that there is reasonable likelihood that each Distribution Plan will benefit the Fund and its related class of shareholders. Each Distribution Plan can be terminated at any time, without penalty, by the vote of a majority of the non-interested Directors or by the vote of the holders of a majority of the outstanding related class of voting securities of the Fund. A Distribution Plan cannot be amended to increase materially the amount to be spent by the Fund without the approval of the related class of shareholders and all material amendments are required to be approved by the vote of Directors, including a majority of the non-interested Directors who have no direct or indirect financial interest in the Distribution Plan, cast in person at a meeting called for that purpose. Rule 12b-1 further requires that the Fund preserve copies of the Distribution Plan and any report made pursuant to such plan for a period of not less than six years from the date of the Distribution Plan or such report, the first two years in an easily accessible place.

     Among other things, each Distribution Plan provides that the Distributor shall provide and the Directors shall review quarterly reports of the disbursement of the account maintenance and/or distribution fees paid to the Distributor. Payments under the Distribution Plans are based on a percentage of average daily net assets attributable to the shares regardless of the amount of expenses incurred and, accordingly, distribution-related revenues from the Distribution Plans may be more or less than distribution-related expenses of the related class. Information with respect to the distribution-related revenues and expenses is presented to the Directors for their consideration in connection with their deliberations as to the continuance of the Class B and Class C Distribution Plans. This information is presented annually as of December 31 of each year, on a "fully allocated accrual" basis and quarterly on a "direct expense and revenue/cash" basis. On the fully allocated accrual basis, revenues consist of the account maintenance fees, the distribution fees, the CDSCs and certain other related revenues, and expenses consist of financial consultant compensation, branch office and regional operation center selling and transaction processing expenses, advertising, sales promotion and marketing expenses, corporate overhead and interest expense. On the direct expense and revenue/cash basis, revenues consist of the account maintenance fees, the distribution fees and CDSCs and the expenses consist of financial advisors compensation.

Limitations on the Payment of Deferred Sales Charges

     The maximum sales charge rule in the Conduct Rules of the NASD imposes a limitation on certain asset-based sales charges such as the distribution fee and the CDSC borne by the Class B and Class C shares but not the account maintenance fee. The maximum sales charge rule is applied separately to each class. As applicable to the Fund, the maximum sales charge rule limits the aggregate of distribution fee payments and CDSCs payable by the Fund to (1) 6.25% of eligible gross sales of Class B shares and Class C shares, computed separately (defined to exclude shares issued pursuant to dividend reinvestments and exchanges), plus (2) interest on the unpaid balance for the respective class, computed separately, at the prime rate plus 1% (the unpaid balance being the maximum amount payable minus amounts received from the payment of the distribution fee and the CDSC). In connection with the Class B shares, the Distributor has voluntarily agreed to waive interest charges on the unpaid balance in excess of 0.50% of eligible gross sales. Consequently, the maximum amount payable to the Distributor (referred to as the

"voluntary maximum") in connection with the Class B shares is 6.75% of eligible gross sales. The Distributor retains the right to stop waiving the interest charges at any time. To the extent payments would exceed the voluntary maximum, the Fund will not make further payments of the distribution fee with respect to Class B shares and any CDSCs will be paid to the Fund rather than to the Distributor; however, the Fund will continue to make payments of the account maintenance fee. In certain circumstances the amount payable pursuant to the voluntary maximum may exceed the amount payable under the NASD formula. In such circumstance payment in excess of the amount payable under the NASD formula will not be made.

                             REDEMPTION OF SHARES

     Reference is made to "Your Account--How to Buy, Sell, Transfer and Exchange Shares" in the Prospectus for certain information as to the redemption and purchase of Fund shares.

     The Fund is required to redeem for cash all shares of the Fund upon receipt of a written request in proper form. The redemption price is the net asset value per share next determined after the initial receipt of proper notice of redemption. Except for any CDSC that may be applicable, there will be no charge for redemption if the redemption request is sent directly to the Transfer Agent. Shareholders liquidating their holdings will receive upon redemption all dividends reinvested through the date of redemption.

     The right to redeem shares or to receive payment with respect to any such redemption may be suspended for more than seven days only for any period during which trading on the NYSE is restricted as determined by the Commission or during which the NYSE is closed (other than customary weekend and holiday closings), for any period during which an emergency exists, as defined by the Commission, as a result of which disposal of portfolio securities or determination of the net asset value of the Fund is not reasonably practicable, and for such other periods as the Commission may by order permit for the protection of shareholders of the Fund.

     The value of shares of the Fund at the time of redemption may be more or less than the shareholder's cost, depending in part on the market value of the securities held by the Fund at such time.

     The Fund has entered into a joint committed line of credit with other investment companies advised by the Manager and its affiliates and a syndicate of banks that is intended to provide the Fund with a temporary source of cash to be used to meet redemption requests from Fund shareholders in extraordinary or emergency circumstances.

Redemption

     A shareholder wishing to redeem shares held with the Transfer Agent may do so without charge by tendering the shares directly to the Fund's Transfer Agent, Financial Data Services, Inc., P.O. Box 45289, Jacksonville, Florida 32232-5289. Proper notice of redemption in the case of shares deposited with the Transfer Agent may be accomplished by a written letter requesting redemption. Redemption requests delivered other than by mail should be delivered to Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484. Proper notice of redemption in the case of shares deposited with the Transfer Agent may be accomplished by a written letter requesting redemption. Proper notice of redemption in the case of shares for which certificates have been issued may be accomplished by a written letter as noted above accompanied by certificates for the shares to be redeemed. Redemption requests should not be sent to the Fund. A redemption request in either event requires the signature(s) of all persons in whose name(s) the shares are registered, signed exactly as such name(s) appear(s) on the Transfer Agent's register. The signature(s) on the redemption request may require a guarantee by an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934 (the "Exchange Act"), the existence and validity of which may be verified by the Transfer Agent through the use of industry publications. In the event a signature guarantee is required, notarized signatures are not sufficient. In general, signature guarantees are waived on redemptions of less than $50,000 as long as the following requirements are met: (i) all requests require the signature(s) of all persons in whose name(s) shares are recorded on the Transfer Agent's register; (ii) all checks must be mailed to the stencil address of record on the Transfer Agent's register and (iii) the stencil address must not have changed within 30 days. Certain rules may apply regarding certain account types such as but not limited to UGMA/UTMA accounts, Joint Tenancies With Rights of Survivorship, contra broker transactions and institutional accounts. In certain instances, the Transfer Agent may require additional documents such as, but not limited to, trust instruments, death certificates, appointments as executor or administrator, or certificates of corporate authority.

     A shareholder may also redeem shares held with the Transfer Agent by telephone request. To request a redemption from your account, call the Transfer Agent at 1-800-MER-FUND. The request must be made by the shareholder of record and be for an amount less than $50,000. Before telephone requests will be honored, signature approval from all shareholders of record on the account must be obtained. The shares being redeemed must have been held for at least 15 days. Telephone redemption requests will not be honored in the following situations: the accountholder is deceased, the proceeds are to be sent to someone other than the shareholder of record, funds are to be wired to the client's bank account, a systematic withdrawal plan is in effect, the request is by an individual other than the accountholder of record, the account is held by joint tenants who are divorced, the address on the account has changed within the last 30 days or share certificates have been issued on the account.

     Since this account feature involves a risk of loss from unauthorized or fraudulent transactions, the Transfer Agent will take certain precautions to protect your account from fraud. Telephone redemption may be refused if the caller is unable to provide: the account number, the name and address registered on the account and the social security number registered on the account. The Fund or the Transfer Agent may temporarily suspend telephone transactions at any time.

     For shareholders redeeming directly with the Transfer Agent, payments will be mailed within seven days of receipt of a proper notice of redemption. At various times the Fund may be requested to redeem shares for which it has not yet received good payment (e.g., cash, Federal funds or certified check drawn on a U.S. bank). The Fund may delay or cause to be delayed the mailing of a redemption check until such time as good payment (e.g., cash, Federal funds or certified check drawn on a U.S. bank) has been collected for the purchase of such Fund shares, which will usually not exceed 10 days. In the event that a shareholder account held directly with the Transfer Agent contains a fractional share balance, such fractional share balance will be automatically redeemed by the Fund.

Repurchase

     The Fund also will repurchase its shares through a selected securities dealer or other financial intermediary. The Fund normally will accept orders to repurchase shares by wire or telephone from dealers for their customers at the net asset value next computed after the order is placed. Shares will be priced at the net asset value calculated on the day the request is received, provided that the request for repurchase is submitted to the selected securities dealer or other financial intermediary prior to the regular close of business on the NYSE (generally, the NYSE closes at 4:00 p.m., Eastern time) and such request is received by the Fund from such securities dealer or other financial intermediary not later than 30 minutes after the close of business on the NYSE on the same day. Selected securities dealers and other financial intermediaries have the responsibility of submitting such repurchase requests to the Funds not later than 30 minutes after the close of business on the NYSE in order to obtain that day's closing price.

     The foregoing repurchase arrangements are for the convenience of shareholders and do not involve a charge by the Fund (other than any applicable CDSC). Securities firms that do not have agreements with the Distributor, however, may impose a transaction charge on the shareholder for transmitting the notice of repurchase to the Fund. Merrill Lynch, selected securities dealers and other financial intermediaries may charge customers a processing fee (Merrill Lynch currently charges $5.35) to confirm a repurchase of shares to such customers. Repurchases made directly through the Transfer Agent, on accounts held at the Transfer Agent, are not subject to the processing fee. The Fund reserves the right to reject any order for repurchase, which right of rejection might adversely affect shareholders seeking redemption through the repurchase procedure. A shareholder whose order for repurchase is rejected by the Fund, however, may redeem shares as set forth above.

Reinstatement Privilege-- Class A and Class D Shares

     Shareholders of the Fund who have redeemed their Class A or Class D shares have a privilege to reinstate their accounts by purchasing Class A or Class D shares, as the case may be, of the Fund at net asset value without a sales charge up to the dollar amount redeemed. The reinstatement privilege may be exercised by sending a notice of exercise along with a check for the amount to be reinstated to the Transfer Agent within 30 days after the date the request for redemption was accepted by the Transfer Agent or the Distributor. Alternatively, the reinstatement privilege may be exercised through the investor's Merrill Lynch Financial Advisor within 30 days after the date the request for redemption was accepted by the Transfer Agent or the Distributor. The reinstatement will be made at the net asset value per share next determined after the notice of reinstatement is received and cannot exceed the amount of the redemption proceeds.

                               PRICING OF SHARES


Determination of Net Asset Value

     Reference is made to "How Shares are Priced" in the Prospectus.

     The net asset value of the shares of all classes of the Fund is determined once daily Monday through Friday as of the close of business on the NYSE on each day the NYSE is open for trading based on prices at the time of closing. The NYSE generally closes at 4:00 p.m., Eastern time. Any assets or liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the day of valuation. The NYSE is not open for trading on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     Net asset value is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares outstanding at such time, rounded to the nearest cent. Expenses, including the fees payable to the Manager and the Distributor, are accrued daily.

     The per share net asset value of Class B, Class C and Class D shares generally will be lower than the per share net asset value of Class A shares, reflecting the daily expense accruals of the account maintenance, distribution and higher transfer agency fees applicable with respect to Class B and Class C shares, and the daily expense accruals of the account maintenance fees applicable with respect to Class D shares. Moreover, the per share net asset value of the Class B and Class C shares generally will be lower than the per share net asset value of Class D shares reflecting the daily expense accruals of the distribution fees and higher transfer agency fees applicable with respect to Class B and Class C shares of the Fund. It is expected, however, that the per share net asset value of the four classes of the Fund will tend to converge (although not necessarily meet) immediately after the payment of dividends of distributions, which will differ by approximately the amount of the expense accrual differentials between the classes.

     Portfolio securities of the Fund that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Directors as the primary market. Long positions in securities traded in the OTC market are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors of the Fund. Short positions in securities traded in the OTC market are valued at the last available ask price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market. When the Fund writes an option, the amount of the premium received is recorded on the books of the Fund as an asset and an equivalent liability. The amount of the liability is subsequently valued to reflect the current market value of the option written, based on the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last ask price. Options purchased by the Fund are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Other investments, including financial futures contracts and related options, are stated at market value. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Manager believes that this method no longer produces fair valuations. Repurchase agreements will be valued at cost plus accrued interest. Securities and assets for which market quotations are not readily available are generally valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund. Such valuations and procedures will be reviewed periodically by the Board of Directors of the Fund.

     Generally, trading in non-U.S. securities, as well as U.S. Government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the Board of Directors of the Fund.

     Option Accounting Principles. When the Fund sells an option, an amount equal to the premium received by the Fund is included in that Fund's Statement of Assets and Liabilities as a deferred credit. The amount of such liability subsequently will be marked-to-market to reflect the current market value of the option written. If current market value exceeds the premium received there is an unrealized loss; conversely, if the premium exceeds current market value there is an unrealized gain. The current market value of a traded option is the last sale price or, in the absence of a sale, the last offering price. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchasing transaction, the affected Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option will be extinguished. If an option is exercised, the Fund will realize a gain or loss from the sale of the underlying security and the proceeds of sales are increased by the premium originally received.

                     PORTFOLIO TRANSACTIONS AND BROKERAGE


Transactions in Portfolio Securities

     Subject to policies established by the Board of Directors of the Fund, the Manager is primarily responsible for the execution of the Fund's portfolio transactions and the allocation of brokerage. The Manager does not execute transactions through any particular broker or dealer, but seeks to obtain the best net results for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution, operational facilities of the firm and the firm's risk and skill in positioning blocks of securities. While the Manager generally seeks reasonably competitive trade execution costs, the Fund does not necessarily pay the lowest spread or commission available. Subject to applicable legal requirements, the Manager may select a broker based partly upon brokerage or research services provided to the Manager and its clients, including the Fund. In return for such services the Manager may pay a higher commission than other brokers would charge if the Manager determines in good faith that the commission is reasonable in relation to the services provided.

     Section 28(e) of the Securities Exchange Act of 1934 ("Section 28(e)") permits an investment adviser, such as the Manager, under certain circumstances, to cause an account to pay a broker a commission for effecting a transaction that exceeds the amount of commission another broker would have charged for effecting the same transaction in recognition of the value of brokerage and research services provided by that broker. Brokerage and research services include (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental to securities transactions (such as clearance, settlement, and custody). The Manager believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to the Fund.

     To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation of investments. Examples of research-oriented services for which the Manager might use Fund commissions include research reports and other information on the economy, industries, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. Except as noted immediately below, research services furnished by brokers may be used in servicing some or all client accounts and not all services may be used in connection with the account that paid commissions to the broker providing such services. In some cases, research information received from brokers by mutual fund management personnel or personnel principally responsible for the Manager's individually managed portfolios is not necessarily shared by and between such personnel. Any investment advisory or other fees paid by the Fund to the Manager are not reduced as a result of the Manager's receipt of research services.

     In some cases the Manager may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Manager makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Manager will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Manager faces a potential conflict of interest, but the Manager believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

     From time to time, the Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Manager with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of
Section 28(e).

     In addition, consistent with the Conduct Rules of the NASD and policies established by the Board of Directors of the Fund and subject to best execution, the Manager may consider sales of shares of the Fund as a factor in the selection of brokers or dealers to execute portfolio transactions for the Fund; however, whether or not a particular broker or dealer sells shares of the Fund neither qualifies nor disqualifies such broker or dealer to execute transactions for the Fund.

     The Fund anticipates that its brokerage transactions involving securities of issuers domiciled in countries other than the United States generally will be conducted primarily on the principal stock exchanges of such countries. Brokerage commissions and other transaction costs on foreign stock exchange transactions generally are higher than in the United States, although the Fund will endeavor to achieve the best net results in effecting its portfolio transactions. There generally is less government supervision and regulation of foreign stock exchanges and brokers than in the United States.

     Foreign equity securities may be held by the Fund in the form of ADRs, EDRs or other securities convertible into foreign equity securities. ADRs, EDRs may be listed on stock exchanges, or traded in over-the-counter markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates.

     The Fund's ability and decisions to purchase or sell portfolio securities of foreign issuers may be affected by laws or regulations relating to the convertibility and repatriation of assets. Because the shares of the Fund are redeemable on a daily basis in U.S. dollars, the Fund intends to manage its portfolio so as to give reasonable assurance that it will be able to obtain U.S. dollars to the extent necessary to meet anticipated redemptions. Under present conditions, it is not believed that these considerations will have any significant effect on the Fund's portfolio strategy.

     The Fund may invest in certain securities traded in the OTC market and intends to deal directly with the dealers who make a market in securities involved, except in those circumstances in which better prices and execution are available elsewhere. Under the Investment Company Act, persons affiliated with the Fund and persons who are affiliated with such affiliated persons are prohibited from dealing with the Fund as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the Commission. Since transactions in the OTC market usually involve transactions with the dealers acting as principal for their own accounts, the Fund will not deal with affiliated persons, including Merrill Lynch and its affiliates, in connection with such transactions. However, an affiliated person of the Fund may serve as its broker in OTC transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions. In addition, the Fund may not purchase securities during the existence of any underwriting syndicate for such securities of which Merrill Lynch is a member or in a private placement in which Merrill Lynch serves as placement agent except pursuant to procedures approved by the Board of Directors of the Fund that either comply with rules adopted by the Commission or with interpretations of the Commission staff. See "Investment Objective and Policies -- Investment Restrictions."

     Section 11(a) of the Exchange Act generally prohibits members of the United States national securities exchanges from executing exchange transactions for their affiliates and institutional accounts that they manage unless the member (i) has obtained prior express authorization from the account to effect such transactions, (ii) at least annually furnishes the account with the aggregate compensation received by the member in effecting such transactions, and (iii) complies with any rules the Commission has prescribed with respect to the requirements of clauses (i) and (ii). To the extent Section 11(a) would apply to Merrill Lynch acting as a broker for the Fund in any of its portfolio transactions executed on any such securities exchange of which it is a member, appropriate consents have been obtained from the Fund and annual statements as to aggregate compensation will be provided to the Fund.

     The Board of Directors of the Fund has considered the possibility of seeking to recapture for the benefit of the Fund brokerage commissions and other expenses of possible portfolio transactions by conducting portfolio transactions through affiliated entities. For example, brokerage commissions received by affiliated brokers could be offset against the advisory fee paid by the Fund to the Manager. After considering all factors deemed relevant, the Board of Directors made a determination not to seek such recapture. The Board of Directors will reconsider this matter from time to time.

     Because of different objectives or other factors, a particular security may be bought for one or more clients of the Manager or an affiliate when one or more clients of the Manager or an affiliate are selling the same security. If purchases or sales of securities arise for consideration at or about the same time that would involve the Fund or other clients or funds for which the Manager or an affiliate acts as manager transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Manager or an affiliate during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

                             SHAREHOLDER SERVICES

     The Fund offers a number of shareholder services described below that are designed to facilitate investment in its shares. Full details as to each such service and copies of the various plans or how to change options with respect thereto, can be obtained from the Fund, by calling the telephone number on the cover page hereof, or from the Distributor, Merrill Lynch, selected securities dealers or other financial intermediaries. Certain of these services are available only to U.S. investors.

Investment Account

     Each shareholder whose account is maintained at the Transfer Agent has an Investment Account and will receive statements, at least quarterly, from the Transfer Agent. These statements will serve as transaction confirmations for automatic investment purchases and the reinvestment of dividends. The statements also will show any other activity in the account since the preceding statement. Shareholders will also receive separate confirmations for each purchase or sale transaction other than automatic investment purchases and the reinvestment of dividends. A shareholder with an account held at the Transfer Agent may make additions to his or her Investment Account at any time by mailing a check directly to the Transfer Agent. A shareholder may also maintain an account through Merrill Lynch, a selected securities dealer or other financial intermediary. Upon the transfer of shares out of a

Merrill Lynch brokerage account or an account maintained with a selected securities dealer or other financial intermediary, an Investment Account in the transferring shareholder's name may be opened automatically at the Transfer Agent.

     Share certificates are issued only for full shares and only upon the specific request of a shareholder who has an Investment Account. Issuance of certificates representing all or only part of the full shares in an Investment Account may be requested by a shareholder directly from the Transfer Agent.

     Shareholders may transfer their Fund shares from Merrill Lynch, a selected securities dealer or other financial intermediary to another securities dealer that has entered into an agreement with the Distributor. Certain shareholder services may not be available for the transferred shares. After the transfer, the shareholder may purchase additional shares of funds owned before the transfer and all future trading of these assets must be coordinated by the new firm. If a shareholder wishes to transfer his or her shares to a securities dealer or other financial intermediary that has not entered into an agreement with the Distributor, the shareholder must either
(i) redeem his or her shares, paying any applicable CDSC or (ii) continue to maintain an Investment Account at the Transfer Agent for those shares. The shareholder may also request the new securities dealer or other financial intermediary to maintain the shares in an account at the Transfer Agent registered in the name of the securities dealer or other financial intermediary for the benefit of the shareholder whether the securities dealer or other financial intermediary has entered into a selected dealer agreement or not.

     Shareholders considering transferring a tax-deferred retirement account such as an individual retirement account, from Merrill Lynch to another securities dealer or other financial intermediary should be aware that, if the firm to which the retirement account is to be transferred will not take delivery of shares of the Fund, a shareholder must either redeem the shares (paying any applicable CDSC) so that the cash proceeds can be transferred to the account at the new firm, or such shareholder must continue to maintain a retirement account at a selected dealer for those shares.

Exchange Privilege

     U.S. shareholders of each class of shares of the Fund have an exchange privilege with certain other Select Pricing Funds and Summit, which is a Merrill Lynch-sponsored money market fund specifically designated as available for exchange by holders of Class A, Class B, Class C and Class D shares Select Pricing Funds. Shares with a net asset value of at least $100 are required to qualify for the exchange privilege, and any shares used in an exchange must have been held by the shareholder for at least 15 days. Before effecting an exchange, shareholders should obtain a currently effective prospectus of the fund into which the exchange is to be made. Exercise of the exchange privilege is treated as a sale of the exchanged shares and a purchase of the acquired shares for Federal income tax purposes.

     Exchanges of Class A and Class D Shares. Class A shareholders may exchange Class A shares of the Fund for Class A shares of a second Select Pricing Fund if the shareholder holds any Class A shares of the second fund in the account in which the exchange is made at the time of the exchange or is otherwise eligible to purchase Class A shares of the second fund. If the Class A shareholder wants to exchange Class A shares for shares of a second Select Pricing Fund, but does not hold Class A shares of the second fund in his or her account at the time of exchange and is not otherwise eligible to acquire Class A shares of the second fund, the shareholder will receive Class D shares of the second fund as a result of the exchange. Class D shares also may be exchanged for Class A shares of a second Select Pricing Fund at any time as long as, at the time of the exchange, the shareholder holds Class A shares of the second fund in the account in which the exchange is made or is otherwise eligible to purchase Class A shares of the second fund. Class D shares are exchangeable with shares of the same class of other Select Pricing Funds.

     Exchanges of Class A or Class D shares outstanding ("outstanding Class A or Class D shares") for Class A or Class D shares of another Select Pricing Fund, or for Class A shares of Summit ("new Class A or Class D shares") are transacted on the basis of relative net asset value per Class A or Class D share, respectively, plus an amount equal to the difference, if any, between the sales charge previously paid on the outstanding Class A or Class D shares and the sales charge payable at the time of the exchange on the new Class A or Class D shares. With respect to outstanding Class A or Class D shares as to which previous exchanges have taken place, the "sales charge previously paid" shall include the aggregate of the sales charges paid with respect to such Class A or Class D shares in the initial purchase and any subsequent exchange. Class A or Class D shares issued pursuant to dividend reinvestment are sold on a no-load basis in each of the funds offering Class A or Class D shares. For purposes of the exchange privilege, Class A and Class D shares acquired through dividend reinvestment shall be deemed to have been sold with a sales charge equal to the sales charge previously paid on the Class A or Class D shares on which the dividend was paid. Based on this formula, Class A and Class D shares of the Fund generally may be exchanged into the Class A or Class D shares, respectively, of the other funds with a reduced sales charge or without a sales charge.

     Exchanges of Class B and Class C Shares. Certain Select Pricing Funds with Class B and Class C shares outstanding ("outstanding Class B or Class C shares") offer to exchange their Class B or Class C shares for Class B or Class C shares, respectively, of certain other Select Pricing Funds or for Class B shares of Summit ("new Class B or Class C shares") on the basis of relative net asset value per Class B or Class C share, without the payment of any CDSC that might otherwise be due on redemption of the outstanding shares. Class B shareholders of the Fund exercising the exchange privilege will continue to be subject to the Fund's CDSC schedule if such schedule is higher than the CDSC schedule relating to the new Class B shares acquired through use of the exchange privilege. In addition, Class B shares of the Fund acquired through use of the exchange privilege will be subject to the Fund's CDSC schedule if such schedule is higher than the CDSC schedule relating to the Class B shares of the fund from which the exchange was made. For purposes of computing the CDSC that may be payable on a disposition of the new Class B or Class C shares, the holding period for the outstanding Class B shares is "tacked" to the holding period of the new Class B shares or Class C shares. For example, an investor may exchange Class B shares of the Fund for those of Merrill Lynch Small Cap Value Fund, Inc. ("Small Cap Value Fund") after having held the Fund's Class B shares for two-and-a-half years. The 3% CDSC that generally would apply to a redemption would not apply to the exchange. Four years later the investor may decide to redeem the Class B shares of Small Cap Value Fund and receive cash.

     There will be no CDSC due on this redemption since by "tacking" the two-and-a-half year holding period of the Fund Class B shares to the four year holding period for the Small Cap Value Fund Class B shares, the investor will be deemed to have held Small Cap Value Fund Class B shares for more than six years. Class B shares of certain other Select Pricing Funds purchased prior to June 1, 2001 are subject to the four-year CDSC schedule that was in effect at that time. This four-year CDSC schedule will also apply to Class B shares received in exchange for such shares.

     Exchanges for Shares of a Money Market Fund. Class A and Class D shares are exchangeable for Class A shares of Summit and Class B and Class C shares are exchangeable for Class B shares of Summit. Class A shares of Summit have an exchange privilege back into Class A or Class D shares of Select Pricing Funds; Class B shares of Summit have an exchange privilege back into Class B or Class C shares of Select Pricing Funds and, in the event of such an exchange, the period of time that Class B shares of Summit are held will count toward satisfaction of the holding period requirement for purposes of reducing any CDSC and toward satisfaction of any Conversion Period with respect to Class B shares. Class B shares of Summit will be subject to a distribution fee at an annual rate of 0.75% of average daily net assets of such Class B shares. Please see your Merrill Lynch Financial Advisor for further information.

     Prior to October 12, 1998, exchanges from certain Select Pricing Funds into a money market fund were directed to certain Merrill Lynch-sponsored money market funds other than Summit. Shareholders who exchanged Select Pricing Funds shares for such other money market funds and subsequently wish to exchange those money market fund shares for shares of the Fund will be subject to the CDSC schedule applicable to such Fund shares, if any. The holding period for those money market fund shares will not count toward satisfaction of the holding period requirement for reduction of the CDSC imposed on such shares, if any, and, with respect to Class B shares, toward satisfaction of the Conversion Period. However, the holding period for Class B or Class C shares of the Fund received in exchange for such money market fund shares will be aggregated with the holding period for the fund shares originally exchanged for such money market fund shares for purposes of reducing the CDSC or satisfying the Conversion Period.

     Exchanges by Participants in the MFA Program. The exchange privilege is modified with respect to certain retirement plans which participate in the MFA Program. Such retirement plans may exchange Class B, Class C or Class D shares that have been held for at least one year for Class A shares of the same fund on the basis of relative net asset values in connection with the commencement of participation in the MFA Program, i.e., no CDSC will apply. The one year holding period does not apply to shares acquired through reinvestment of dividends. Upon termination of participation in the MFA Program, Class A shares will be re-exchanged for the class of shares originally held. For purposes of computing any CDSC that may be payable upon redemption of Class B or Class C shares so reacquired, or the Conversion Period for Class B shares so reacquired, the holding period for the Class A shares will be "tacked" to the holding period for the Class B or Class C shares originally held. The Fund's exchange privilege is also modified with respect to purchases of Class A and Class D shares by non-retirement plan investors under the MFA Program. First, the initial allocation of assets is made under the MFA Program. Then, any subsequent exchange under the MFA Program of Class A or Class D shares of a Select Pricing Fund for Class A or Class D shares of the Fund will be made solely on the basis of the relative net asset values of the shares being exchanged. Therefore, there will not be a charge for any difference between the sales charge previously paid on the shares of the other Select Pricing Fund and the sales charge payable on the shares of the Fund being acquired in the exchange under the MFA Program.

     Exercise of the Exchange Privilege. To exercise the exchange privilege, a shareholder should contact his or her Merrill Lynch Financial Advisors, who will advise the Fund of the exchange. Shareholders of the Fund, and shareholders of the other Select Pricing Funds described above with shares for which certificates have not been issued, may exercise the exchange privilege by wire through their securities dealers or other financial intermediary. The Fund reserves the right to require a properly completed Exchange Application.

     Telephone exchange requests are also available in accounts held with the Transfer Agent for amounts up to $50,000. To request an exchange from your account, call the Transfer Agent at 1-800-MER-FUND. The request must be from the shareholder of record. Before telephone requests will be honored, signature approval from all shareholders of record must be obtained. The shares being exchanged must have been held for at least 15 days. Telephone requests for an exchange will not be honored in the following situations: the accountholder is deceased, the request is by an individual other than the accountholder of record, the account is held by joint tenants who are divorced or the address on the account has changed within the last 30 days. Telephone exchanges may be refused if the caller is unable to provide: the account number, the name and address registered on the account and the social security number registered on the account. The Fund or the Transfer Agent may temporarily suspend telephone transactions at any time.

     This exchange privilege may be modified or terminated in accordance with the rules of the Commission. The Fund reserves the right to limit the number of times an investor may exercise the exchange privilege. Certain funds may suspend the continuous offering of their shares to the general public at any time and may thereafter resume such offering from time to time. The exchange privilege is available only to U.S. shareholders in states where the exchange legally may be made. It is contemplated that the exchange privilege may be applicable to other new mutual funds whose shares may be distributed by the Distributor.

Fee-Based Programs

     Certain fee-based programs offered by Merrill Lynch and other financial intermediaries, including pricing alternatives for securities transactions (each referred to in this paragraph as a "Program"), may permit the purchase of Class A shares at net asset value. Under specified circumstances, participants in certain Programs may deposit other classes of shares which will be exchanged for Class A shares. Initial or deferred sales charges otherwise due in connection with such exchanges may be waived or modified, as may the Conversion Period applicable to the deposited shares. Termination of participation in a Program may result in the redemption of shares held therein or the automatic exchange thereof to another class at net asset value, which may be shares of a money market fund. In addition, upon termination of participation in a Program, shares that have been held for less than specified periods within such Program may be subject to a fee based upon the current value of such shares. These Programs also generally prohibit such shares from being transferred to another account at Merrill Lynch, to another financial intermediary, to another broker-dealer or to the Transfer Agent. Except in limited circumstances (which may also involve an exchange as described above), such shares must be redeemed and another class of shares purchased

(which may involve the imposition of initial or deferred sales charges and distribution and account maintenance fees) in order for the investment not to be subject to Program fees. Additional information regarding a specific Program (including charges and limitations on transferability applicable to shares that may be held in such Program) is available in such Program's client agreement and from the Transfer Agent at 1-800-MER-FUND or 1-800-637-3863.

Retirement and Education Saving Plans

     Individual retirement accounts and other retirement and education savings plans are available from Merrill Lynch. Under these plans, investments may be made in a Fund and certain of the other mutual funds sponsored by Merrill Lynch as well as in other securities. There may be fees associated with investing through these plans, which are described in plan materials. Information with respect to these plans is available on request from Merrill Lynch.

     Dividends received in each of the plans referred to above are exempt from Federal taxation until distributed from the plans and, in the case of Roth IRAs and education savings plans, may be exempt from taxation when distributed, as well. Investors considering participation in any retirement or education savings plan should review specific tax laws relating thereto and should consult their attorneys or tax advisers with respect to the establishment and maintenance of any such plan.

Automatic Investment Plans

     A shareholder may make additions to an Investment Account at any time by purchasing Class A shares (if he or she is an eligible Class A investor) or Class B, Class C or Class D shares at the applicable public offering price. These purchases may be made either through the shareholder's securities dealer or by mail directly to the Transfer Agent, acting as agent for such securities dealer. Voluntary accumulation also can be made through a service known as the Fund's Automatic Investment Plan. Under the Automatic Investment Plan, the Fund would be authorized, on a regular basis, to provide systematic additions to the Investment Account of such shareholder through charges of $50 or more to the regular bank account of the shareholder by either pre-authorized checks or automated clearing house debits. Alternatively, an investor that maintains a CMA(R) or CBA(R) account may arrange to have periodic investments made in the Fund in amounts of $100 ($1 or more for retirement accounts) or more through the CMA(R) or CBA(R) Automated Investment Program.

Automatic Dividend Reinvestment Plan

     Unless specific instructions are given as to the method of payment, dividends will be automatically reinvested, without sales charge, in additional full and fractional shares of the Fund. Such reinvestment will be at the net asset value of shares of the Fund determined as of the close of business on the NYSE on the monthly payment date for such dividends. No CDSC will be imposed upon redemption of shares issued as a result of the automatic reinvestment of dividends.

     Shareholders may, at any time, elect to have subsequent dividends of ordinary income and/or capital gains paid in cash, rather than reinvested in shares of the Fund (provided that, in the event that a payment on an account maintained at the Transfer Agent would amount to $10.00 or less, a shareholder will not receive such payment in cash and such payment will automatically be reinvested in additional shares). If the shareholder's account is maintained with the Transfer Agent, he or she may contact the Transfer Agent in writing or by telephone (1-800-MER-FUND). For other accounts, the shareholder should contact his or her Merrill Lynch Financial Advisor, selected securities dealer or other financial intermediary. Commencing ten days after the receipt by the Transfer Agent of such notice, those instructions will be effected. The Fund is not responsible for any failure of delivery to the shareholder's address of record and no interest will accrue on amounts represented by uncashed dividend checks. Cash payments can also be directly deposited to the shareholder's bank account.

Systematic Withdrawal Plans

     A shareholder may elect to receive systematic withdrawals from his or her Investment Account by check or through automatic payment by direct deposit to his or her bank account on either a monthly or quarterly basis as provided below. Quarterly withdrawals are available for shareholders who have acquired shares of the Fund having a value, based on cost or the current offering price, of $5,000 or more, and monthly withdrawals are available for shareholders with shares having a value of $10,000 or more.

     At the time of each withdrawal payment, sufficient shares are redeemed from those on deposit in the shareholder's account to provide the withdrawal payment specified by the shareholder. The shareholder may specify the dollar amount and class of shares to be redeemed. Redemptions will be made at net asset value as determined as of the close of business on the NYSE (generally, the NYSE closes at 4:00 p.m., Eastern time) on the 24th day of each month or the 24th day of the last month of each quarter, whichever is applicable. If the NYSE is not open for business on such date, the shares will be redeemed at the net asset value determined as of the close of business on the NYSE on the following business day. The check for the withdrawal payment will be mailed, or the direct deposit will be made, on the next business day following redemption. When a shareholder is making systematic withdrawals, dividends and distributions on all shares in the Investment Account are reinvested automatically in Fund shares. A shareholder's systematic withdrawal plan may be terminated at any time, without a charge or penalty, by the shareholder, the Fund, the Transfer Agent or the Distributor.

     With respect to redemptions of Class B and Class C shares pursuant to a systematic withdrawal plan, the maximum number of Class B or Class C shares that can be redeemed from an account annually shall not exceed 10% of the value of shares of such class in that account at the time the election to join the systematic withdrawal plan was made. Any CDSC that otherwise might be due on such redemption of Class B or Class C shares will be waived. Shares redeemed pursuant to a systematic withdrawal plan will be redeemed in the same order as Class B or Class C shares are otherwise redeemed. See "Purchase of Shares--Deferred Sales Charge Alternatives--Class B and Class C Shares." Where the systematic withdrawal plan is applied to Class B shares, upon conversion of the last Class B shares in an account to Class D shares, a shareholder must make a new election to join the systematic withdrawal program with respect to the Class D shares. See "Purchase of Shares--Deferred Sales Charge Alternatives--Conversion of Class B Shares to Class D Shares." If an investor wishes to change the amount being withdrawn in a systematic withdrawal plan, the investor should contact his or her Merrill Lynch Financial Advisor.

     Withdrawal payments should not be considered as dividends. Each withdrawal is a taxable event. If periodic withdrawals continuously exceed reinvested dividends, the shareholder's original investment may be reduced correspondingly. Purchases of additional shares concurrent with withdrawals are ordinarily disadvantageous to the shareholder because of sales charges and tax liabilities. The Fund will not knowingly accept purchase orders for shares of the Fund from investors who maintain a systematic withdrawal plan unless such purchase is equal to at least one year's scheduled withdrawals or $1,200, whichever is greater. Periodic investments may not be made into an Investment Account in which the shareholder has elected to make systematic withdrawals.

     Alternatively, a shareholder whose shares are held within a CMA(R), CBA(R) or Retirement Account may elect to have shares redeemed on a monthly, bimonthly, quarterly, semiannual or annual basis through the CMA(R) or CBA(R) Systematic Redemption Program. The minimum fixed dollar amount redeemable is $50. The proceeds of systematic redemptions will be posted to the shareholder's account three business days after the date the shares are redeemed. All redemptions are made at net asset value. A shareholder may elect to have his or her shares redeemed on the first, second, third or fourth Monday of each month, in the case of monthly redemptions, or of every other month, in the case of bimonthly redemptions. For quarterly, semiannual or annual redemptions, the shareholder may select the month in which the shares are to be redeemed and may designate whether the redemption is to be made on the first, second, third or fourth Monday of the month. If the Monday selected is not a business day, the redemption will be processed at net asset value on the next business day. The CMA(R) or CBA(R) Systematic Redemption Program is not available if Fund shares are being purchased within the account pursuant to the Automated Investment Program. For more information on the CMA(R) or CBA(R) Systematic Redemption Program, eligible shareholders should contact their Merrill Lynch Financial Advisor.

                              DIVIDENDS AND TAXES


Dividends

     The Fund intends to distribute substantially all of its net investment income, if any. Dividends from such net investment income will be paid at least annually. All net realized capital gains, if any, will be distributed to the Fund's shareholders at least annually. From time to time, the Fund may declare a special distribution at or about the end of the calendar year in order to comply with Federal tax requirements that certain percentages of its ordinary income and capital gains be distributed during the year. If in any fiscal year, the Fund has net income from certain foreign currency transactions, such income will be distributed at least annually.

     See "Shareholder Services--Automatic Dividend Reinvestment Plan" for information concerning the manner in which dividends may be reinvested automatically in shares of the Fund. A shareholder whose account is maintained at the Transfer Agent or whose account is maintained through his or her selected dealer may also elect in writing to receive any such dividends in cash. Dividends are taxable to shareholders, as discussed below, whether they are reinvested in shares of the Fund or received in cash. The per share dividends on Class B and Class C shares will be lower than the per share dividends on Class A and Class D shares as a result of the account maintenance, distribution and higher transfer agency fees applicable with respect to the Class B and Class C shares; similarly, the per share dividends on Class D shares will be lower than the per share dividends on Class A shares as a result of the account maintenance fees applicable with respect to the Class D shares. See "Pricing of Shares--Determination of Net Asset Value."

Taxes

     The Fund intends to elect and to qualify for the special tax treatment afforded regulated investment companies ("RICs") under the Internal Revenue Code of 1986, as amended (the "Code"). As long as the Fund so qualifies, the Fund (but not its shareholders) will not be subject to Federal income tax on the part of its net ordinary income and net realized capital gains that it distributes to Class A, Class B, Class C and Class D shareholders (together, the "shareholders"). The Fund intends to distribute substantially all of such income.

     The Code requires a RIC to pay a nondeductible 4% excise tax to the extent the RIC does not distribute, during each calendar year, 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gains, determined, in general on a October 31 year-end, plus certain undistributed amounts from previous years. While the Fund intends to distribute its income and capital gains in the manner necessary to minimize imposition of the 4% excise tax, there can be no assurance that sufficient amounts of the Fund's taxable income and capital gains will be distributed to avoid entirely the imposition of the tax. In such event, the Fund will be liable for the tax only on the amount by which it does not meet the foregoing distribution requirements.

     Dividends paid by the Fund from its ordinary income or from an excess of net short term capital gains over net long term capital losses (together referred to hereafter as "ordinary income dividends") are taxable to shareholders as ordinary income. Distributions made from an excess of net long term capital gains over net short term capital losses (including gains or losses from certain transactions in warrants, futures and options) ("capital gain dividends") are taxable to shareholders as long term capital gains, regardless of the length of time the shareholder has owned Fund shares. Any loss upon the sale or exchange of Fund shares held for six months or less will be treated as long term capital loss to the extent of any capital gain dividends received by the shareholder. Distributions in excess of the Fund's earnings and profits will first reduce the adjusted tax basis of a holder's shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder (assuming the shares are held as a capital asset). Certain categories of capital gains are taxable at different rates. Generally not later than 60 days after the close of its taxable year, the Fund will provide its shareholders with a written notice designating the amount of any capital gain dividends as well as any amount of capital gain dividends in the different categories of capital gain referred to above.

     Dividends are taxable to shareholders even though they are reinvested in additional shares of the Fund. A portion of the Fund's ordinary income dividends may be eligible for the dividends received deduction allowed to corporations under the Code, if certain requirements are met. For this purpose, the Fund will allocate dividends eligible for the dividends received deduction among the Class A, Class B, Class C and Class D shareholders according to a method (which it believes is consistent with the Commission rule permitting the issuance and sale of multiple classes of stock) that is based on the gross income allocable to Class A, Class B, Class C and Class D shareholders during the taxable year, or such other method as the Internal Revenue Service may prescribe. If the Fund pays a dividend in January that was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by its shareholders on December 31 of the year in which such dividend was declared.

     No gain or loss will be recognized by Class B shareholders on the conversion of their Class B shares into Class D shares. A shareholder's basis in the Class D shares acquired will be the same as such shareholder's basis in the Class B shares converted, and the holding period of the acquired Class D shares will include the holding period for the converted Class B shares.

     If a shareholder exercises an exchange privilege within 90 days of acquiring the shares, then the loss the shareholder can recognize on the exchange will be reduced (or the gain increased) to the extent any sales charge paid on the exchanged shares reduces any sales charge the shareholder would have owed upon the purchase of the new shares in the absence of the exchange privilege. Instead, such sales charge will be treated as an amount paid for the new shares.

     A loss realized on a sale or exchange of shares of the Fund will be disallowed if such shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

     Ordinary income dividends paid to shareholders who are non-resident aliens or foreign entities will be subject to a 30% U.S. withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Nonresident shareholders are urged to consult their own tax advisers concerning the applicability of the United States withholding tax.

     Under certain provisions of the Code, some shareholders may be subject to a withholding tax on ordinary income dividends, capital gain dividends and redemption payments ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with the Fund or who, to the Fund's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

     Dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes.

Tax Treatment of Options, Futures and Forward Foreign Exchange Transactions

     The Fund may write, purchase or sell options, futures and forward foreign exchange contracts. Options and futures contracts that are "Section 1256 contracts" will be "marked to market" for Federal income tax purposes at the end of each taxable year, i.e., each such option or futures contract will be treated as sold for its fair market value on the last day of the taxable year. Unless such contract is a forward foreign exchange contract, or is a non-equity option or a regulated futures contract for a foreign currency for which the Fund elects to have gain or loss treated as ordinary gain or loss under Code Section 988 (as described below), gain or loss from Section 1256 contracts will be 60% long term and 40% short term capital gain or loss. Application of these rules to Section 1256 contracts held by the Fund may alter the timing and character of distributions to shareholders. The mark-to-market rules outlined above, however, will not apply to certain transactions entered into by the Fund solely to reduce the risk of changes in price or interest or currency exchange rates with respect to its investments.

     A forward foreign exchange contract that is a Section 1256 contract will be marked to market, as described above. However, the character of gain or loss from such a contract will generally be ordinary under Code Section 988. In certain instances, the Fund may, nonetheless, elect to treat the gain or loss from certain forward foreign exchange contracts as capital. In this case, gain or loss realized in connection with a forward foreign exchange contract that is a Section 1256 contract will be characterized as 60% long term and 40% short term capital gain or loss.

     Code Section 1092, which applies to certain "straddles," may affect the taxation of the Fund's sales of securities and transactions in options, futures and forward foreign exchange contracts. Under Section 1092, the Fund may be required to postpone recognition for tax purposes of losses incurred in certain sales of securities and certain closing transactions in options, futures and forward foreign exchange contracts.

Special Rules for Certain Foreign Currency Transactions

     In general, gains from "foreign currencies" and from foreign currency options, foreign currency futures and forward foreign exchange contracts relating to investments in stocks, securities or foreign currencies will be qualifying income for purposes of determining whether the Fund qualifies as a RIC. It is currently unclear, however, who will be treated as the issuer of a foreign currency instrument or how foreign currency options, futures or forward foreign exchange contracts will be valued for purposes of the RIC diversification requirements applicable to the Fund.

     Under Code Section 988, special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (i.e., unless certain special rules apply, currencies other than the U.S. dollar). In general, foreign currency gains or losses from certain debt instruments, from certain forward contracts, from futures contracts that are not "regulated futures contracts" and from unlisted options will be treated as ordinary income or loss under Code Section 988. In certain circumstances, the Fund may elect capital gain or loss treatment for such transactions. Regulated futures contracts, as described above, will be taxed under Code
Section 1256 unless application of Section 988 is elected by the Fund. In general, however, Code Section 988 gains or losses will increase or decrease the amount of the investment company taxable income of the Fund available to be distributed to shareholders as ordinary income. Additionally, if Code
Section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary income dividend distributions, and all or a portion of distributions made before the losses were realized but in the same taxable year would be recharacterized as a return of capital to shareholders, thereby reducing the basis of each shareholder's Fund shares and resulting in a capital gain for any shareholder who received a distribution greater than such shareholder's basis in Fund shares (assuming the shares were held as a capital asset). These rules and the mark-to-market rules described above, however, will not apply to certain transactions entered into by the Fund solely to reduce the risk of currency fluctuations with respect to its investments.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder. The Code and the Treasury regulations are subject to change by legislative, judicial or administrative action either prospectively or retroactively.

     Ordinary income and capital gain dividends may also be subject to state and local taxes.

     Certain states exempt from state income taxation dividends paid by RICs that are derived from interest on U.S. Government obligations. State law varies as to whether dividend income attributable to U.S. Government obligations is exempt from state income tax.

     Shareholders are urged to consult their tax advisers regarding specific questions as to Federal, foreign, state or local taxes. Foreign investors should consider applicable foreign taxes in their evaluation of an investment in the Fund.

                               PERFORMANCE DATA

     From time to time the Fund may include its average annual total return and other total return data in advertisements or information furnished to present or prospective shareholders. Total return is based on the Fund's historical performance and is not intended to indicate future performance. Average annual total return is determined separately for Class A, Class B, Class C and Class D shares in accordance with a formula specified by the Commission.

     Average annual total return quotations for the specified periods are computed by finding the average annual compounded rates of return (based on net investment income and any realized and unrealized capital gains or losses on portfolio investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. Average annual total return is computed assuming all dividends are reinvested and taking into account all applicable recurring and nonrecurring expenses, including the maximum sales charge in the case of Class A and Class D shares and the CDSC that would be applicable to a complete redemption of the investment at the end of the specified period in the case of Class B and Class C shares.

     Yield quotations will be computed based on a 30-day period by dividing
(a) the net income based on the yield of each security earned during the period by (b) the average daily number of shares outstanding during the period that were entitled to receive dividends multiplied by the maximum offering price per share on the last day of the period. Tax equivalent yield quotations will be computed by dividing (a) the part of the Fund's yield that is tax-exempt by (b) one minus a stated tax rate and (c) adding the result to that part, if any, of the Fund's yield that is not tax-exempt.

     The Fund also may quote annual, average annual and annualized total return and aggregate total return performance data, both as a percentage and a dollar amount based on a hypothetical investment of $1,000 or some other amount, for various periods other than those noted below. Such data will be computed as described above, except that (1) as required by the periods of the quotations, actual annual, annualized or aggregate data, rather than average annual data, may be quoted and (2) the maximum applicable sales charges will not be included with respect to annual or annualized rates of return calculations. Aside from the impact on the performance data calculations of including or excluding the maximum applicable sales charges, actual annual or annualized total return data generally will be lower than average annual total return data since the average rates of return reflect compounding of return; aggregate total return data generally will be higher than average annual total return data since the aggregate rates of return reflect compounding over a longer period of time. In advertisements distributed to investors whose purchases are subject to waiver of the CDSC in the case of Class B and Class C shares (such as investors in certain retirement plans) or to reduced sales loads in the case of Class A and Class D shares, the performance data may take into account the reduced, and not the maximum, sales charge or may not take into account the CDSC and therefore may reflect greater total return since, due to the reduced sales charges or waiver of the CDSC, a lower amount of expenses is deducted. See "Purchase of Shares." The Fund's total return may be expressed either as a percentage or as a dollar amount in order to illustrate such total return on a hypothetical $1,000 investment in the Fund at the beginning of each specified period.

     In order to reflect the reduced sales charges in the case of Class A or Class D shares or the waiver of the CDSC in the case of Class B or Class C shares applicable to certain investors, as described under "Purchase of Shares" and "Redemption of Shares," respectively, the total return data quoted by the Fund in advertisements directed to such investors may take into account the reduced, and not the maximum, sales charge or may take into account the CDSC and therefore may reflect greater total return since, due to the reduced sales charges or the waiver of sales charges, a lower amount of expenses is deducted.

     On occasion, the Fund may compare its performance to, among other things, the Russell 1000(R) Index, the Standard & Poor's 500 Index, the Value Line Composite Index, the Dow Jones Industrial Average, or other published indices, or to performance data published by Lipper Analytical Services, Inc., Morningstar Publications, Inc. ("Morningstar"), CDA Investment Technology, Inc., Money Magazine, U.S. News & World Report, Business Week, Forbes Magazine, Fortune Magazine or other industry publications. When comparing its performance to a market index, the Fund may refer to various statistical measures derived from the historic performance of the Fund and the index, such as standard deviation and beta. In addition, from time to time, the Fund may include its Morningstar risk-adjusted performance ratings in advertisements or supplemental sales literature.

     The Fund may provide information designed to help investors understand how the Fund is seeking to achieve its investment objectives. This may include information about past, current or possible economic, market, political, or other conditions, descriptive information on general principles of investing such as asset allocation, diversification and risk tolerance, discussion of the Fund's portfolio composition, investment philosophy, strategy or investment techniques, comparisons of the Fund's performance or portfolio composition to that of other funds or types of investments, indices relevant to the comparison being made, or to a hypothetical or model portfolio. The Fund may also quote various measures of volatility and benchmark correlation in advertising and other materials, and may compare these measures to those of other funds or types of investments. From time to time the Fund may quote in advertisements or other materials other applicable measures of performance and may also make reference to awards that may be given to the Manager.

     The Fund's total return will vary depending on market conditions, the Fund's operating expenses and the amount of realized and unrealized net capital gains or losses during the period. The value of an investment in the Fund will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.


                              GENERAL INFORMATION


Description of Shares

     The Fund was incorporated under Maryland law on August 14, 2001. It has an authorized capital of 400,000,000 shares of Common Stock, par value $0.10 per share, divided into four classes, designated Class A, Class B, Class C and Class D Common Stock, each of which consists of 100,000,000 shares.

     Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held in the election of Directors (to the extent hereinafter provided) and on other matters submitted to the vote of shareholders, except that shareholders of the class bearing distribution expenses as provided above shall have exclusive voting rights with respect to matters relating to such distribution expenditures (except that Class B shareholders may vote upon any material changes to expenses charged under the Class D Distribution Plan). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Directors can, if they choose to do so, elect all the Directors of the Fund, in which event the holders of the remaining shares would be unable to elect any person as a Director.

     There normally will be no meeting of shareholders for the purpose of electing Directors unless and until such time as less than a majority of the Directors holding office have been elected by the shareholders, at which time the Directors then in office will call a shareholders' meeting for the election of Directors. Shareholders may, in accordance with the terms of the Articles of Incorporation, cause a meeting of shareholders to be held for the purpose of voting on the removal of Directors. Also, the Fund will be required to call a special meeting of shareholders in accordance with the requirements of the Investment Company Act to seek approval of new management and advisory arrangements, of a material increase in account maintenance fees or of a change in fundamental policies, objectives or restrictions. Except as set forth above, the Directors shall continue to hold office and appoint successor Directors. Each issued and outstanding share is entitled to participate equally in dividends and distributions declared and in net assets upon liquidation or dissolution remaining after satisfaction of outstanding liabilities, except for any expenses which may be attributable to only one Class. Shares issued are fully-paid and non-assessable by the Fund. Voting rights for Directors are not cumulative.

     The Fund may in the future invest all of its assets in another mutual fund that has the same investment objective and fundamental policies as the Fund. All portfolio investments would then be made at the level of the underlying mutual fund and the Fund's investment results would correspond directly to that fund's investment results. This type of mutual fund structure is sometimes referred to as a "master/feeder" structure. If other entities also invest in the underlying fund, this could enable the Fund to realize economies of scale by investing through an entity with more assets (the underlying fund). However, there are additional costs involved in operating a "master/feeder" structure. If these additional costs are not offset as a result of economies of scale, it is possible that the Fund's expenses would increase rather than decrease if it converts to this structure. The Directors of the Fund have the authority to make the change to a "master/feeder" structure without first holding a vote of the Fund's shareholders if they believe it is in the best interests of the Fund to do so.

     The Fund's by-laws generally require that advance notice be given to the Fund in the event a shareholder desires to nominate a person for election to the Board of Directors or to transact any other business at a meeting of shareholders. Any notice by a shareholder must be accompanied by certain information as provided in the by-laws.

     The Manager provided the initial capital for the Fund by purchasing 10,000 shares of common stock of the Fund for $100,000. Such shares were acquired for investment and can only be disposed of by redemption. As of the date of this Statement of Additional Information, the Manager owned 100% of the outstanding common stock of the Fund. The Manager may be deemed to control the Fund until such time as it owns less than 25% of the outstanding shares of the Fund.

Computation of Offering Price Per Share

     An illustration of the computation of the offering price for Class A, Class B, Class C and Class D shares of the Fund based on the value of the Fund's net assets and number of shares outstanding on the date of this Statement of Additional Information is as follows:

                                                                Class A        Class B       Class C       Class D
                                                                -------        -------       -------       -------

Net Assets............................................          $25,000         $25,000       $25,000       $25,000
Number of Shares Outstanding..........................            2,500           2,500         2,500         2,500
Net Asset Value Per Share (net assets divided by number of
   shares outstanding)................................           $10.00          $10.00        $10.00        $10.00
Sales Charge (for Class A and Class D Shares: 5.25% of
   Offering Price (5.54% of net amount invested))*....              .55              **            **           .55
                                                                 ------          ------        ------        ------
Offering Price........................................           $10.55          $10.00        $10.00        $10.55
                                                                 ======          ======        ======        ======

---------
*    Rounded to the nearest one-hundredth percent; assumes maximum sales charge is applicable.
**   Class B and Class C shares are not subject to an initial sales charge but may be subject to a CDSC on redemption. See "Account Choices -- Class B and Class C Shares -- Deferred Sales Charge Options" in the
     Prospectus and "Redemption of Shares -- Deferred Sales Charges -- Class B and Class C Shares" herein.

Independent Auditors

     ____________________, has been selected as the independent auditors of the Fund. The independent auditors are responsible for auditing the annual financial statements of the Fund.

Accounting Services Provider

     State Street Bank and Trust Company, 500 College Road East, Princeton, New Jersey 08540, provides certain accounting services for the Fund.

Custodian

     ____________________, (the "Custodian") acts as the custodian of the Fund's assets. Under its contracts with the Fund, the Custodian is authorized to establish separate accounts in foreign currencies and to cause foreign securities owned by the Fund to be held in its offices outside the United States and with certain foreign banks and securities depositories. The Custodian is responsible for safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the Fund's investments.

Transfer Agent

     Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484, which is a wholly owned subsidiary of ML & Co., acts as the Fund's Transfer Agent pursuant to a transfer agency, dividend disbursing agency and shareholder servicing agency agreement (the "Transfer Agency Agreement"). The Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening, maintenance and servicing of shareholder accounts. See "Your Account -- How to Buy, Sell, Transfer and Exchange Shares -- Through the Transfer Agent" in the Prospectus.

Legal Counsel

     Sidley Austin Brown & Wood LLP, One World Trade Center, New York, New York 10048-0557, is counsel for the Fund.

Reports to Shareholders

     The fiscal year of the Fund ends on August 31 of each year. The Fund sends to its shareholders at least semi-annually reports showing the Fund's portfolio and other information. An Annual Report, containing financial statements audited by independent auditors, is sent to shareholders each year. After the end of each year, shareholders will receive Federal income tax information regarding dividends.

Shareholder Inquiries

     Shareholder inquiries may be addressed to the Fund at the address or telephone number set forth on the cover page of this Statement of Additional Information.

Additional Information

     The Prospectus and this Statement of Additional Information do not contain all the information set forth in the Registration Statement and the exhibits relating thereto, which the Fund has filed with the Commission, Washington, D.C., under the Securities Act and the Investment Company Act, to which reference is hereby made.

     Under a separate agreement, ML & Co. has granted the Fund the right to use the "Merrill Lynch" name and has reserved the right to withdraw its consent to the use of such name by the Fund at any time or to grant the use of such name to any other company, and the Fund has granted ML & Co. under certain conditions, the use of any other name it might assume in the future, with respect to any corporation organized by ML & Co.

     As of the date of this Statement of Additional Information, the Manager owned 100% of the outstanding shares of common stock of the Fund. The Manager may be deemed to control the Fund until such time as it owns less than 25% of the outstanding shares of the Fund.

                         INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholder,
Merrill Lynch Large Cap Spectrum Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Merrill Lynch Large Cap Spectrum Fund, Inc. (the "Fund"), as of __________ __, 2001. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such statement of assets and liabilities presents fairly, in all material respects, the financial position of Merrill Lynch Large Cap Spectrum Fund, Inc., as of __________ __, 2001, in conformity with accounting principles generally accepted in the United States of America.


______________________________
______________________________
______________,
__________ __, 2001

                  MERRILL LYNCH LARGE CAP SPECTRUM FUND, INC.

                      STATEMENT OF ASSETS AND LIABILITIES

                              __________ __, 2001


ASSETS:
         Cash (Note 1)...........................................................................
         Prepaid registration fees (Note 3)......................................................
         Prepaid offering costs (Note 3).........................................................

              Total assets.......................................................................

LIABILITIES:
         Liabilities and accrued expenses........................................................

NET ASSETS.......................................................................................

NET ASSETS CONSIST OF:
         Class A Shares of Common Stock, $.10 par value, 100,000,000 shares authorized...........
         Class B Shares of Common Stock, $.10 par value, 100,000,000 shares authorized...........
         Class C Shares of Common Stock, $.10 par value, 100,000,000 shares authorized...........
         Class D Shares of Common Stock, $.10 par value, 100,000,000 shares authorized...........
         Paid-in Capital in excess of par........................................................

NET ASSETS.......................................................................................

NET ASSET VALUE:
         Class A-- Based on net assets of $25,000 and 2,500 shares outstanding...................
         Class B-- Based on net assets of $25,000 and 2,500 shares outstanding...................
         Class C-- Based on net assets of $25,000 and 2,500 shares outstanding...................
         Class D-- Based on net assets of $25,000 and 2,500 shares outstanding...................


--------------------
Notes to Financial Statement.
(1)      Merrill Lynch Large Cap Spectrum Fund, Inc. (the "Fund") was
         organized as a Maryland corporation on __________ __, 2001 and is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. To date, the Fund has not had any transactions other than those relating to
         organizational matters and the sale of 2,500 Class A shares, 2,500
         Class B shares, 2,500 Class C shares and 2,500 Class D shares of
         Common Stock to Fund Asset Management, L.P. (the "Manager").
(2)      The Fund will enter into a management agreement with the Manager. The
         Fund will enter into an administration agreement with Fund Asset
         Management, L.P., as Administrator (in such capacity, the
         "Administrator"), and a distribution agreement with FAM Distributors,
         Inc. (the "Distributor"). Certain officers and/or directors of the
         Fund are officers and/or directors of the Manager, the Administrator and the Distributor.
(3)      Prepaid offering costs consist of registration fees and of legal and printing fees related to preparing the initial registration statement, and will be amortized over a 12 month period beginning with the commencement of operations of the Fund. The Manager, on behalf of the Fund, will incur organization costs estimated at
         $__________.

         CODE #: [                     12-01]

                          PART C.       OTHER INFORMATION


Item 23.    Exhibits.

    Exhibit
     Number
    -------
      1.         --      Articles of Incorporation of the Registrant.
      2.         --      By-Laws of the Registrant.
      3.         --      Portions of the Articles of Incorporation and By-Laws of the Registrant defining the rights of holders of shares of common stock of the Registrant.(a)
      4(a)       --      Management Agreement between the Registrant and Fund Asset Management, L.P.*
       (b)       --      Sub-Advisory Agreement between the Manager and Merrill Lynch Asset Management U.K. Limited.*
      5.         --      Form of Unified Distribution Agreement between the Registrant and FAM Distributors, Inc.
                         (the "Distributor").(b)
      6.         --      None.
      7.         --      Form of Custody Agreement between the Registrant and _________________________.*
      8.(a)      --      Form of Administration Agreement between the Registrant and Fund Asset Management, L.P..(e)
        (b)      --      Form of Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency
                         Agreement between the Registrant and Financial Data Services, Inc.*
        (c)      --      License Agreement relating to use of name between the Registrant and Merrill Lynch & Co.*
        (d)      --      Amended & Restated Credit Agreement between the Registrant and a syndicate of banks.(c)
        (e)      --      Form of Administrative Services Agreement between the Registrant and State Street Bank and
                         Trust Company.(e)
      9.         --      Opinion of Sidley Austin Brown & Wood LLP, counsel for the Registrant.*
     10.         --      Consent of ____________________, independent auditors for the Registrant.*
     11.         --      None.
     12.         --      Certificate of Fund Asset Management, L.P.*
     13 (a)      --      Form of Unified Class B Distribution Plan of the Registrant.(b)
        (b)      --      Form of Unified Class C Distribution Plan of the Registrant.(b)
        (c)      --      Form of Unified Class D Distribution Plan of the Registrant.(b)
     14.         --      Merrill Lynch Select Pricing(SM) System Plan pursuant to Rule 18f-3.*
     15.         --      Code of Ethics.(d)
-----------------------

*        To be filed by amendment.
(a)      Reference is made to Article II, Article IV, Article V (sections 2, 3, 4, 6, 7 and 8), Article VI, Article VII and Article IX of the Registrant's Articles of Incorporation, filed as Exhibit (1), to this Registration
         Statement, and to Article II, Article III (sections 1, 3, 5, 6 and 17), Article VI, Article VII, Article XII,
         and Article XIV of the Registrant's By-Laws filed as Exhibit (2) to this Registration Statement.
(b)      Incorporated  by  reference  to Exhibits 5 and 13 to the  Registration  Statement  on Form N-1A of Merrill
         Lynch Mid Cap Growth Fund, Inc. (File No. 333-42020), filed on July 21, 2000.
(c)      Incorporated  by reference to Exhibit (b) to the Issuer  Tender Offer  Statement on Schedule TO of Merrill
         Lynch Senior Floating Rate Fund, Inc. (File No. 333-15973), filed on December 14, 2000.
(d)      Incorporated by reference to Exhibit 15 to  Post-Effective  Amendment No. 9 to the Registration  Statement
         on Form N-1A of Merrill Lynch  Multi-State  Limited Maturity  Municipal Series Trust (File No.  33-50417),
         filed on November 22, 2000.
(e)      Incorporated  by  reference  to  Exhibit  8(d)  to  Post-Effective  Amendment  No.  1 to the  Registration
         Statement on Form N-1A of Merrill Lynch Focus Twenty Fund,  Inc. (File No.  333-89775)  filed on March 20,
         2001.

Item 24.    Persons Controlled By Or Under Common Control With Registrant.

     Fund Asset Management, L.P. owns 100% of the shares of common stock of the Registrant.

Item 25.    Indemnification.

     Reference is made to Article VI of the Registrant's Articles of Incorporation, Article VI of the Registrant's By-Laws, Section 2-418 of the Maryland General Corporation Law and Section 9 of the Class A, Class B, Class C and Class D Distribution Agreements.

     Insofar as the conditional advancing of indemnification moneys for actions based on the Investment Company Act of 1940, as amended (the "1940 Act") may be concerned, Article VI of the Registrant's By-Laws provides that such payments will be made only on the following conditions: (i) advances may be made only on receipt of a written affirmation of such person's good faith belief that the standard of conduct necessary for indemnification has been met and a written undertaking to repay any such advance if it is ultimately determined that the standard of conduct has not been met; and (ii) (a) such promise must be secured by a security for the undertaking in form and amount acceptable to the Registrant, (b) the Registrant is insured against losses arising by receipt by the advance, or (c) a majority of a quorum of the Registrant's disinterested non-party Directors, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that at the time the advance is proposed to be made, there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

     In Section 9 of the Distribution Agreement relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933, as amended (the "1933 Act"), against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus and Statement of Additional Information.

     Insofar as indemnification for liabilities arising under the 1933 Act may be permitted to Directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.    Business And Other Connections Of The Investment Adviser.

     Fund Asset Management, L.P. (the "Manager" or "FAM") acts as the investment manager for the following open-end registered investment companies:
CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc., Financial Institutions Series Trust, Master Focus Twenty Trust, Master Internet Strategies Trust, Master Large Cap Series Trust, Master Premier Growth Trust, Mercury Global Holdings, Inc., Merrill Lynch Basic Value Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Corporate Bond Fund, Inc., Merrill Lynch Corporate High Yield Fund, Inc., Merrill Lynch Funds for Institutions Series, Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Phoenix Fund, Inc., Merrill Lynch Small Cap Value Fund, Inc., Merrill Lynch U.S. Government Mortgage Fund, Merrill Lynch World Income Fund, Inc., The Asset Program, Inc. and The Municipal Fund Accumulation Program, Inc.; and for the following closed-end registered investment companies: Apex Municipal Fund, Inc., Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Corporate High Yield Fund III, Inc., Debt Strategies Fund, Inc., Debt Strategies Fund II, Inc., Debt Strategies Fund III, Inc., Income Opportunities Fund 2000, Inc., Merrill Lynch Municipal Strategy Fund, Inc., MuniAssets Fund, Inc., MuniEnhanced Fund, Inc., MuniHoldings Fund, Inc., MuniHoldings Fund II, Inc., MuniHoldings California Insured Fund II, Inc., MuniHoldings California Insured Fund V, Inc., MuniHoldings Florida Insured Fund, MuniHoldings Florida Insured Fund V, MuniHoldings Insured Fund, Inc., MuniHoldings Insured Fund II, Inc., MuniHoldings Insured Fund III, Inc., MuniHoldings Insured Fund IV, Inc., MuniHoldings Michigan Insured Fund II, Inc., MuniHoldings New Jersey Insured Fund, Inc., MuniHoldings New Jersey Insured Fund IV, Inc.,

MuniHoldings New York Insured Fund, Inc., MuniHoldings New York Insured Fund IV, Inc., MuniInsured Fund, Inc., MuniVest Fund, Inc., MuniVest Fund II, Inc., MuniYield Arizona Fund, Inc., MuniYield California Fund, Inc., MuniYield California Insured Fund, Inc., MuniYield California Insured Fund II, Inc., MuniYield Florida Fund, MuniYield Florida Insured Fund, MuniYield Fund, Inc., MuniYield Insured Fund, Inc., MuniYield Michigan Fund, Inc., MuniYield Michigan Insured Fund, Inc., MuniYield New Jersey Fund, Inc., MuniYield New Jersey Insured Fund, Inc., MuniYield New York Insured Fund, Inc., MuniYield Pennsylvania Insured Fund, MuniYield Quality Fund, Inc., MuniYield Quality Fund II, Inc., Senior High Income Portfolio, Inc. and Worldwide DollarVest Fund, Inc.

     Merrill Lynch Investment Managers, L.P. ("MLIM"), acts as the investment adviser for the following open-end registered investment companies: Master Global Financial Services Trust, Merrill Lynch Adjustable Rate Securities Fund, Inc., Merrill Lynch Americas Income Fund, Inc., Merrill Lynch Balanced Capital Fund, Inc., Merrill Lynch Convertible Fund, Inc., Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Disciplined Equity Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch EuroFund, Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Financial Services Fund, Inc., Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global Resources Trust, Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Technology Fund, Inc., Merrill Lynch Global Utility Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Growth Fund, Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Index Funds, Inc., Merrill Lynch Intermediate Government Bond Fund, Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Ready Assets Trust, Merrill Lynch Real Estate Fund, Inc., Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Strategic Dividend Fund, Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch U.S.A. Government Reserves, Merrill Lynch Utility Income Fund, Inc. and Merrill Lynch Variable Series Funds, Inc., The Asset Program, Inc. and Hotchkis and Wiley funds (advised by Hotchkis and Wiley, a division of MLIM); and for the following closed-end registered investment companies:
Merrill Lynch High Income Municipal Bond Fund, Inc., Merrill Lynch Senior Floating Rate Fund, Inc. and Merrill Lynch Senior Floating Rate Fund II, Inc. MLIM also acts as sub-adviser to Merrill Lynch World Strategy Portfolio and Merrill Lynch Basic Value Equity Portfolio, two investment portfolios of EQ Advisors Trust.

     The address of each of these registered investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011, except that the address of Merrill Lynch Funds for Institutions Series and Merrill Lynch Intermediate Government Bond Fund is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665. The address of FAM, MLIM, Princeton Services, Inc. ("Princeton Services") and Princeton Administrators, L.P. ("Princeton Administrators") is also P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of FAM Distributors, Inc. ("FAMD") is P.O. Box 9081, Princeton, New Jersey 08543-9081. The address of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") and Merrill Lynch & Co., Inc. ("ML & Co.") is World Financial Center, North Tower, 250 Vesey Street, New York, New York 10080. The address of the Fund's transfer agent, Financial Data Services, Inc. ("FDS"), is 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

     Set forth below is a list of each executive officer and partner of the Manager indicating each business, profession, vocation or employment of a substantial nature in which each such person or entity has been engaged since September 1, 1999 for his, her or its own account or in the capacity of director, officer, partner or trustee. In addition Mr. Glenn is President and Mr. Burke is Vice President and Treasurer of all or substantially all of the investment companies described in the first two paragraphs of this Item 26, and Messrs. Doll and Giordano are officers of one or more of such companies.

                                                                            Other Substantial Business,
               Name                 Position(s) with the Manager      Profession, Vocation or Employment
------------------------------      ----------------------------      ----------------------------------
ML & Co.......................      Limited Partner                   Financial Services Holding Company; Limited
                                                                      Partner of MLIM
Princeton Services............      General Partner                   General Partner of MLIM
Jeffrey M. Peek...............      President                         President of MLIM; President and Director of
                                                                      Princeton Services; Executive Vice President
                                                                      of ML & Co.; Managing Director and Co-Head of


                                      C-3

                                                                            Other Substantial Business,
               Name                 Position(s) with the Manager      Profession, Vocation or Employment
------------------------------      ----------------------------      ----------------------------------
                                                                      the Investment Banking Division of Merrill
                                                                      Lynch in 1997; Senior Vice President and
                                                                      Director of the Global Securities and
                                                                      Economics Division of Merrill Lynch from 1995
                                                                      to 1997.
Terry K. Glenn................      Executive Vice President          Executive Vice President of MLIM; Executive
                                                                      Vice President and Director of Princeton
                                                                      Services; President and Director of FAMD;
                                                                      Director of FDS; President of Princeton
                                                                      Administrators
Donald C. Burke...............      First Vice President, Treasurer   First Vice President and Treasurer of MLIM;
                                    and Director of Taxation          Senior Vice President and Treasurer of
                                                                      Princeton Services; Vice President of FAMD;
                                                                      First Vice President of MLIM from 1997 to
                                                                      1999; Vice President of MLIM from 1990 to
                                                                      1997.
Robert C. Doll, Jr............      Co-Head (Americas Region) and     Co-Head (Americas Region) and Senior Vice
                                    Senior Vice President             President of MLIM; Senior Vice President of
                                                                      Princeton Services; Chief Investment Officer
                                                                      of Oppenheimer Funds, Inc. in 1999 and
                                                                      Executive Vice President thereof from 1991 to
                                                                      1999
Vincent R. Giordano...........      Senior Vice President             Senior Vice President of MLIM; Senior Vice
                                                                      President of Princeton Services
Michael J. Hennewinkel........      First Vice President, Secretary   First Vice President and Secretary of FAM;
                                    and General Counsel (Americas     General Counsel of FAM (Americas Region);
                                    Region)                           Senior Vice President of Princeton Services
Philip L. Kirstein............      General Counsel                   General Counsel of FAM; Senior Vice President,
                                                                      Secretary, General  Counsel and Director of
                                                                      Princeton Services
Debra W. Landsman-Yaros.......      Senior Vice President             Senior Vice President of MLIM; Senior Vice
                                                                      President of Princeton Services; Vice
                                                                      President of FAMD
Stephen M. M. Miller..........      Senior Vice President             Executive Vice President of Princeton
                                                                      Administrators; Senior Vice President of
                                                                      Princeton Services
Mary E. Taylor................      Co-Head (Americas Region)         Co-Head (Americas Region) of MLIM; Senior Vice
                                                                      President of ML & Co.

     Merrill Lynch Asset Management U.K. Limited ("MLAM U.K.") acts as sub-adviser for the following registered investment companies: The Corporate Fund Accumulation Program, Inc., Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Corporate High Yield Fund III, Inc., Debt Strategies Fund, Inc., Debt Strategies Fund II, Inc., Debt Strategies Fund III, Inc., Income Opportunities Fund 2000, Inc., Master Focus Twenty Trust, Master Internet Strategies Trust, Master Premier Growth Trust, Master Large Cap Series Trust, Mercury Global Holdings, Inc, Merrill Lynch Americas Income Fund, Inc., Merrill Lynch Basic Value Fund, Inc., Merrill Lynch Balance Capital Fund, Inc., Merrill Lynch Convertible Fund, Inc., Merrill Lynch Corporate Bond Fund, Inc., Merrill Lynch Developing Capital Markets, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch EuroFund, Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global Resources Trust, Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Technology Fund, Inc., Merrill Lynch Global Utility Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Growth Fund, Merrill Lynch Healthcare Fund, Inc., Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Pacific Fund, Inc., Merrill Lynch Phoenix Fund, Inc., Merrill Lynch Real Estate Fund, Inc., Merrill Lynch

Series Fund, Inc., Merrill Lynch Senior Floating Rate Fund, Inc., Merrill Lynch Senior Floating Rate Fund II, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Small Cap Value Fund, Inc., Merrill Lynch Strategic Dividend Fund, Merrill Lynch Utility Income Fund, Inc., Merrill Lynch Variable Series Funds, Inc., Merrill Lynch World Income Fund, Inc., The Asset Program, Inc., The Municipal Fund Accumulation Program, Inc. and Worldwide DollarVest Fund, Inc. The address of each of these registered investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of MLAM U.K. is 33 King William Street, London EC4R 9AS, England.

     Set forth below is a list of each executive officer and director of MLAM U.K. indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged since September 1, 1999 for his or her own account or in the capacity of director, officer, partner or trustee. In addition, Messrs. Glenn and Burke are officers of one or more of the registered investment companies listed in the first two paragraphs of this Item 26.

                                                                          Other Substantial Business,
             Name                Position(s) with MLAM U.K.            Profession, Vocation or Employment
------------------------------   ----------------------------     ---------------------------------------
Terry K. Glenn.............      Director and Chairman            Executive Vice President of MLIM and FAM;
                                                                  Executive Vice President and Director of Princeton
                                                                  Services; President and Director of FAMD;
                                                                  President of Princeton Administrators
Nicholas C.D. Hall.........      Director                         Director of Mercury Asset Management Ltd. and the
                                                                  Institutional Liquidity Fund PLC; First Vice
                                                                  President and General Counsel for Merrill Lynch
                                                                  Mercury Asset Management
James T. Stratford.........      Alternate Director               Director of Mercury Asset Management Group Ltd.;
                                                                  Head of Compliance, Merrill Lynch Mercury Asset
                                                                  Management
Donald C. Burke............      Treasurer                        First Vice President and Treasurer of MLIM and
                                                                  FAM; Director of Taxation of MLIM; Senior Vice
                                                                  President and Treasurer of Princeton Services;
                                                                  Vice President of FAMD
Carol Ann Langham..........      Company Secretary                None
Debra Anne Searle..........      Assistant Company Secretary      None



Item 27.    Principal Underwriters.

     (a) FAMD acts as the principal underwriter for the Registrant and for each of the open-end registered investment companies referred to in the first two paragraphs of Item 26 except CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc. and The Municipal Fund Accumulation Program, Inc.; FAMD also acts as the principal underwriter for the following closed-end registered investment companies:
Merrill Lynch High Income Municipal Bond Fund, Inc., Merrill Lynch Municipal Strategy Fund, Inc., Merrill Lynch Senior Floating Rate Fund, Inc. and Merrill Lynch Senior Floating Rate Fund II, Inc. FAMD also acts as the principal underwriter of a number of other investment companies.

     (b) Set forth below is information concerning each director and officer of FAMD. The principal business address of each such person is P.O. Box 9081, Princeton, New Jersey 08543-9081, except that the address of Messrs. Breen, Crook, Fatseas and Wasel is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665.

                                            Position(s) and Office(s)           Position(s) and Office(s)
                   Name                             with FAMD                        with Registrant
--------------------------------------      -------------------------           -------------------------
Terry K. Glenn........................      President and Director              President and Director
Michael G. Clark......................      Treasurer and Director              None


                                      C-5

Thomas J. Verage......................      Director                            None
Robert W. Crook.......................      Senior Vice President               None
Michael J. Brady......................      Vice President                      None
William M. Breen......................      Vice President                      None
Donald C. Burke.......................      Vice President                      Vice President and Treasurer
James T. Fatseas......................      Vice President                      None
Debra W. Landsman-Yaros...............      Vice President                      None
Michelle T. Lau.......................      Vice President                      None
William Wasel.........................      Vice President                      None
Robert Harris.........................      Secretary                           None

         (c) Not applicable.

Item 28.    Location of Accounts and Records.

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules thereunder are maintained at the offices of the Registrant (800 Scudders Mill Road, Plainsboro, New Jersey 08536), and its transfer agent, Financial Data Services, Inc. (4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484).

Item 29.    Management Services.

     Other than as set forth under the caption "Management of the Fund--Fund Asset Management" in the Prospectus constituting Part A of the Registration Statement and under "Management of the Fund--Management and Advisory Arrangements" in the Statement of Additional Information constituting Part B of the Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30.    Undertakings.

     Not applicable.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 15th day of August, 2001.

                                  MERRILL LYNCH LARGE CAP SPECTRUM FUND , INC.
                                                (Registrant)

                                  BY:              /S/ SUSAN B. BAKER
                                      ----------------------------------------
                                            (Susan B. Baker, President)


     Each person whose signature appears below hereby authorizes Susan B. Baker, Alice A. Pellegrino, or David Clayton, or any of them, as attorney-in-fact, to sign on his or her behalf, individually and in each capacity stated below, any amendments to the Registration Statement (including post-effective amendments) and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

        Signatures                       Title                     Date
        ----------                       -----                     ----
   /S/ SUSAN B. BAKER         President and Director            August 15, 2001
---------------------------   (Principal Executive Officer)
    (Susan B. Baker)

/S/ ALICE A. PELLEGRINO       Treasurer and Director            August 15, 2001
---------------------------   (Principal Financial and
 (Alice A. Pellegrino)        Accounting Officer)

   /S/ DAVID CLAYTON          Director                          August 15, 2001
---------------------------
    (David Clayton)

                               INDEX TO EXHIBITS

    Exhibit
    Number       Description
    ------       -----------
      1          Articles of Incorporation of the Registrant.
      2          By-laws of the Registrant.